Retirement
Annuity Mutual Funds

1999 semiannual report

Funds with separate
goals and objectives
to provide investment
flexibility with no initial sales charge.

American Express Financial Advisors

Managed by IDS Life Insurance Company

The Retirement Annuity Mutual Funds provide several alternatives to consider for investment through your annuity contracts.


Contents
From the chairman                3

Capital Resource Fund
From the portfolio manager       4
The 10 largest holdings          5

Special Income Fund
From the portfolio manager       6
The 10 largest holdings          7

Managed Fund
From the portfolio managers      8
The 10 largest holdings          9

Moneyshare Fund
From the portfolio manager      10

International Equity Fund
From the portfolio manager      11
The 10 largest holdings         12

Aggressive Growth Fund
From the portfolio manager      13
The 10 largest holdings         14

Global Yield Fund
From the portfolio manager      15
The 10 largest holdings         16

Growth Dimensions Fund
From the portfolio manager      17
The 10 largest holdings         18

Income Advantage Fund
From the portfolio manager      19
The 10 largest holdings         20

All Funds
Financial statements            21
Notes to financial statements   32
Investments in securities       52

To our contract owners

From the chairman

It is an honor for me to join the IDS Mutual Fund Group as chairman of the board and chief executive officer for each of the funds. I have served for the past eight years as governor of Minnesota and also for the past 20 years as a constitutional officer responsible for the pension investments made on behalf of government employees. My responsibility in the upcoming years is to serve your interests.

By law, half the members of a mutual fund board must be independent of their investment manager and distributor. I am one of those persons. I am not an employee of American Express Financial Corporation (AEFC), nor do I own stock in American Express Company. Both are fine companies, but the law clearly states that to fully represent your interests I must be independent.

Having said that, I have a great deal of respect for the capabilities of AEFC and for the services it provides to investors. Your financial advisor assists you in financial planning, conducts regular investment reviews and responds to your questions and needs. This is a very personal service that makes AEFC a partner in your financial future. I know that AEFC has an investment focus on the long-term performance of our economy and that it wants you to participate in that growth. Consistent with that, our board is here to serve you and represent your interests in a professional manner.





Arne H. Carlson
(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

To our contract owners

Capital Resource Fund

From the portfolio manager

The Fund took advantage of a resounding recovery by the stock market to post an unusually strong gain during the first half of the fiscal year. For the six months -- September 1998 through February 1999 -- the Fund's value increased 31.44%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

When the period began, stock investors were still licking their wounds suffered during a late-summer nosedive that took the market down by nearly 20% and cut some stocks' prices by as much as 50%. But, with the remarkable resilience that has been its hallmark in recent years, the market soon righted itself and set out to regain the lost ground.

Supported along the way by three reductions in short-term interest rates by the Federal Reserve Board, stocks not only recouped their losses by fall's end but went on to establish a new all-time high by early January. The rally petered out over the final six weeks of the period, as stocks finally took a break from their spectacular climb.

To the Fund's advantage, most of the market's surge was spurred by large-capitalization growth stocks of companies with strong, if not dominant, positions in their industries. Especially productive were technology stocks, including Cisco Systems, EMC, Texas Instruments, Solectron, IBM and Intel, all of which were among the Fund's larger holdings during the six months.

Pharmaceuticals also made a solid contribution, with Guidant, Pfizer and Merck among the best performers. Another substantial area of investment was retailing, which saw Wal-Mart, Fred Meyer and The Gap make healthy gains. The results for financial services stocks, a relatively small exposure for the Fund, were mixed but, on the whole, positive. I made only minor changes to the portfolio over the period, adding somewhat to technology while reducing financial services a bit. I kept cash reserves quite low, preferring to keep the vast majority of the portfolio invested in stocks.

Looking toward the rest of the fiscal year, while the investment environment remains reasonably good, I think any stock gains will likely be rather modest compared with what we enjoyed during the past six months. As for the Fund, I expect to keep the portfolio structure largely intact unless there is a meaningful change in the types of stocks that have provided leadership for the market.




Joseph M. Barsky
(picture of) Joseph M. Barsky
Joseph M. Barsky
Portfolio Manager

The 10 largest holdings

Capital Resource Fund

                               Percent  Value
                               (of net assets)        (as of Feb. 28, 1999)

     Microsoft                          2.96%            $165,137,499

     General Electric                   2.88              160,500,000

     Tyco Intl                          2.67              148,875,000

     Safeway                            2.38              132,825,000

     Wal-Mart Stores                    2.32              129,562,500

     Gap                                2.09              116,437,500

     Merck & Co                         2.05              114,450,000

     Intel                              1.94              107,943,750

     Texas Instruments                  1.92              107,025,000

     Dayton Hudson                      1.91              106,356,250


     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart


     The 10 holdings listed here make up 23.12% of net assets

To our contract owners

Special Income Fund

From the portfolio manager

A gradually improving environment for corporate, mortgage-backed and emerging-market bonds helped the Fund produce positive results for the first half of the fiscal year. For the six months -- September 1998 through February 1999 -- the Fund's value increased 2.36%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

At the outset of the period, most sectors of the bond market were still feeling the effects of last summer's "flight to quality" that stemmed from economic turmoil in Asia, Russia and parts of Latin America. That condition resulted in a big boost in price for U.S. Treasury bonds at the expense of corporate, mortgage-backed and emerging-market issues.

But by autumn, the mood of the market began to change. Encouraged by three reductions in short-term interest rates by the Federal Reserve, investors decided that it was time to venture outside the ultra-safe world of Treasuries. The result was generally rising prices for the Fund's high-grade corporate and mortgage-backed holdings. The trend that continued through the winter until it was reversed by a run-up in long-term interest rates in February.

A sore spot in previous months, low-grade corporate and emerging-market bonds also enjoyed improving performance during the final few months of the period. In the case of low-grades, ongoing economic strength in the U.S. provided a boost to prices, while a return to relative economic stability in emerging markets (in the case of the Fund's investments, Argentina, Korea and Mexico and Russia) proved beneficial for values among those bonds.

As for the rest of the fiscal year, with inflation remaining remarkably low, I think it's unlikely that interest rates will rise substantially. Largely stable rates would provide a solid foundation for the bond market as a whole, which in turn would be good for Fund performance.




Steven C. Merrell
(picture of) Steven C. Merrell
Steven C. Merrell
Portfolio Manager

The 10 largest holdings

Special Income Fund

                                     Percent  Value
                                     (of net assets)     (as of Feb. 28, 1999)

     Hydro-Quebec                             1.30%          $24,386,731
     8.50% 2029

     Time Warner                              1.15            21,606,868
     7.57% 2024

     United Kingdom Treasury                   .92            17,147,234
     8.00% 2003

     Bank One                                  .78            14,573,371
     6.00% 2009

     Qwest Communications Intl                 .75            13,978,749
     7.50% 2008

     Wal-Mart CRAVE Trust                      .66            12,400,669
     7.00% 2006

     Nationwide CSN Trust                      .66            12,390,235
     9.88% 2025

     Govt of Canada                            .66            12,351,687
     10.50% 2001

     Morgan (JP)                               .64            11,901,477
     4.00% 2012

     Cleveland Electric Illuminating           .63            11,758,704
     9.50% 2005

     Excludes U.S. Treasury and government agency holdings.
     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The 10 holdings listed here make up 8.15% of net assets

To our contract owners

Managed Fund

From the portfolio managers

A strong rebound by the U.S. stock market set the stage for a substantial gain by the Fund during the first half of the fiscal year. For the six months -- September 1998 through February 1999 -- the Fund's value appreciated 18.78%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

When the period began last fall, stocks were in the final stage of a late-summer downturn that ultimately drove the market down by nearly 20%. But before investors had time to fully assess the damage, stocks scrambled to their feet and, with another display of the remarkable resilience they've shown in recent years, started to move forward. Soon, buoyed by three reductions in short-term interest rates by the Federal Reserve, the advance turned into a roaring rally that continued until February, when a rise in long-term interest rates and concerns about the strength of corporate profits sent stocks into a modest retreat.

The Fund's performance was similarly consistent, as the Fund racked up five straight months of solid gains before tailing off. Leading the way were holdings among large-capitalization stocks, particularly in the technology, health care, consumer product and financial services groups. Prominent performers included General Electric, MCI WorldCom, Merck, Microsoft, Washington Mutual, Intel and Cisco Systems.

There was less excitement on the bond side, but in the end it turned out to be a positive period for those securities. Looking at the Fund's core holdings, corporate bonds performed best, thanks largely to ongoing strength in the economy, while U.S. Treasury issues were hindered by an overall rise in long-term interest rates. Although only a minor part of the Fund's portfolio, bond holdings in small foreign markets enjoyed better results and, thus, helped performance.

As the second half of the fiscal year begins, the asset allocation is about 65% stocks and 35% bonds, with the great majority of the holdings in the U.S. Unless there is a marked change in the investment environment, we expect to stay roughly with that mix in the months ahead.




Alfred Henderson
(picture of) Alfred Henderson
Alfred Henderson
Portfolio Manager





Deborah L. Pederson
(picture of) Deborah L. Pederson
Deborah L. Pederson
Portfolio Manager

The 10 largest holdings


Managed Fund




                                 Percent  Value
                                 (of net assets)        (as of Feb. 28, 1999)

     MCI WorldCom                         2.57%            $130,691,962

     General Electric                     2.47              125,390,625

     Citigroup                            2.08              105,749,999

     Microsoft                            2.03              103,285,999

     Merck & Co                           1.77               89,924,999

     Cisco Systems                        1.72               87,419,922

     Home Depot                           1.68               85,054,687

     Washington Mutual                    1.50               76,000,000

     Tyco Intl                            1.47               74,484,023

     AirTouch Communications              1.43               72,849,999


     Excludes U.S. Treasury and government agency holdings.
     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart


     The 10 holdings listed here make up 18.72% of net assets

To our contract owners


Moneyshare Fund


From the portfolio manager

Moneyshare Fund's yield declined somewhat during the first half of the fiscal year (September 1998 through February 1999), reflecting a drop in short-term interest rates over the period.

For the seven-day period ended Feb. 26, 1999, the Fund's compound annualized yield was 4.53%, and the simple annualized yield was 4.43%. In keeping with its objective, the Fund maintained a $1 per share price throughout the six months. (An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.)

Despite ongoing solid economic growth, inflation remained remarkably low during the period. In recent years, these factors led the Federal Reserve Board to leave short-term interest rates virtually unchanged. But this past fall, with financial chaos in Asia, Russia and parts of Latin America threatening to severely restrict worldwide lending, the Fed reduced rates three times in less than three months.

(By way of background, the Fed usually adjusts short-term interest rates based on the condition of the economy and the inflation outlook. When the economy appears weak and inflation is low, the Fed often lowers rates to stimulate economic growth. When the economy is strong, the Fed often raises rates to reign in economic growth and thereby keep inflation in check.)

In response to the Fed's interest-rate cuts, issuers of commercial paper -- the core of the Fund's investment portfolio -- also lowered the interest on their securities. Therefore, the yield on the Fund declined as well. To combat that, I added more longer-term securities, a strategy that increases the portfolio's average maturity and, in turn, the yield.

Looking to the second half of the fiscal year, with the economy continuing to show robust growth, I think it's unlikely that the Fed will follow up with additional interest-rate reductions. Of course, renewed financial turmoil overseas could change that scenario, as it did last year. But at this point (mid-March) I plan to structure the portfolio based on a largely stable interest-rate environment.




Terry Fettig
(picture of) Terry Fettig
Terry Fettig
Portfolio manager

To our contract owners

International Equity Fund

From the portfolio manager

Generally strong stock markets in Europe provided the foundation for a healthy gain by the Fund during the past six months. For the first half of the fiscal year -- September 1998 through February 1999 -- the Fund's value increased by 10.25%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

The period actually got off to a bad start, as financial woes in several emerging economies and the collapse of a so-called "hedge" fund fostered worries that stock markets around the globe might soon come under heavy selling pressure. European markets were particularly affected, causing the Fund to lose more than 8% of its value in September.

But, thanks in part to repeated interest-rate cuts in the United States and Europe, those concerns quickly faded, allowing the markets and the Fund to begin advancing. In fact, by the end of October, the Fund had made up all of the lost ground and was on its way to recording four straight months of solid gains. The run eventually came to an end in February, when a rise in long-term interest rates drove European markets into a modest retreat.

The great bulk of the portfolio (up to about 80%) remained invested in those markets over the six months. They included the United Kingdom, Germany, Italy, France, Spain, Switzerland and the Netherlands. For the most part, I concentrated on stocks of companies undergoing corporate restructuring -- strengthening their business positions through cost reduction and other streamlining efforts. As for specific stock sectors, the greatest emphasis was on banking and telecommunications, which at times accounted for as much as 40% of the investments and made the biggest contributions to Fund performance.

As for the rest of the fiscal year, I continue to believe the best opportunity for gain lies in Europe, where many stocks offer a combination of good corporate profit growth and still-reasonable prices. Reflecting that view, the portfolio remains heavily concentrated in those markets.





Peter Lamaison
(picture of) Peter Lamaison
Peter Lamaison
Portfolio Manager

The 10 largest holdings

International Equity Fund


                                      Percent  Value
                                      (of net assets)    (as of Feb. 28, 1999)

     Telecom Italia (Italy)                    7.01%          $149,689,936

     Mannesmann (Germany)                      4.17             89,134,055

     UBS (Switzerland)                         3.44             73,561,537

     Ericsson (LM) Cl B (Sweden)               3.41             72,879,354


     General Electric (United Kingdom)         3.23             69,069,759
     Vodafone (United Kingdom)                 3.19             68,178,837

     Henkel KGaA (Germany)                     2.82             60,342,340

     Banque Natl de Paris (France)             2.81             60,009,746

     Credito Italiano (Italy)                  2.78             59,289,139

     Suez Lyonnaise des Eaux (France)          2.76             59,051,390


     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The 10 holdings listed here make up 35.62% of net assets

To our contract owners

Aggressive Growth Fund

From the portfolio manager

A strong rebound by the stock market set the stage for a substantial gain by the Fund during the first half of the fiscal year. For the six months -- September 1998 through February 1999 -- the Fund's value appreciated 18.85%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

The period began with stocks trying to regroup from a steep, late-summer decline that drove down the broad market by nearly 20% and cut prices on certain stocks roughly in half. But investors barely had time to total up their losses before the market started to move forward. Supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, stocks turned a tentative advance into a roaring rally that, by the end of November, made up the lost ground and ultimately propelled the market to an all-time high in early January. Although stocks cooled off quickly in February, their performance for the six months as a whole could hardly have been more impressive.

Consistent with the pattern of recent years, stocks of large, fast-growing companies ("large-caps") most often led the market's resurgence. While that worked to the disadvantage of this Fund, which concentrates on small- and mid-cap stocks, the overall positive tone of the market was good for Fund performance. The biggest contributors to the Fund's gain were technology-related stocks, which, because of additional investments and price run-ups among several holdings, accounted for as much as 50% of the Fund's portfolio during the winter. Most of the rest of the portfolio was spread among stocks in the health care, retailing and biotechnology sectors.

As for changes to the portfolio, in an effort to protect the Fund's value from an ongoing downturn in the market, I raised the level of cash reserves considerably in early fall. However, when it appeared that the market had regained positive momentum, I put nearly all of that cash to work in stocks -- a strategy that enhanced Fund performance in the ensuing months. Beyond that, I added to holdings among retailers and Internet-related companies, which also worked to the Fund's benefit.

As the second half of the fiscal year begins, small- and mid-cap stocks continue to lag the performance of their bigger brethren. I expect that difference to be made up at some point, and I'm keeping the Fund invested to take advantage of a potential turnaround in that trend.





Martin G. Hurwitz
(picture of) Martin G. Hurwitz
Martin G. Hurwitz
Portfolio manager

The 10 largest holdings

Aggressive Growth Fund



                                 Percent  Value
                                 (of net assets)        (as of Feb. 28, 1999)

     Watson Pharmaceuticals               1.71%              $38,166,874

     Knight/Trimark Group Cl A            1.48                33,012,500

     MCI WorldCom                         1.48                33,000,000

     Uniphase                             1.44                32,165,624

     Outdoor Systems                      1.44                32,128,125

     Cisco Systems                        1.41                31,544,530

     Metzler Group                        1.39                31,024,999

     Safeway                              1.29                28,874,999

     Mercury Interactive                  1.29                28,841,562

     Micron Technology                    1.16                25,931,250


     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart


     The 10 holdings listed here make up 14.09% of net assets

To our contract owners

Global Yield Fund


From the portfolio manager

An improving environment for bonds in most major markets led to a productive six months for the Fund. For the first half of the fiscal year -- September 1998 through February 1999 -- the Fund's value appreciated 4.23%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contact.)

The period got off to a strong start, as a decline in long-term interest rates boosted bond values in the U.S. and Europe, where the great majority of the assets were invested. Although rates soon leveled off, major-market bonds held their own during the winter, while emerging-market bonds rebounded nicely from their debacle in the late summer of last year. The six months ended on a down note, however, as a run-up in rates penalized bond values during February.

On the currency front, the dollar lost considerable ground against European currencies early in the period, then recovered over the ensuing months. Overall, currency fluctuations had a slightly positive effect on the Fund's performance for the period as a whole.

U.S. bonds, chiefly Treasury issues, made up the bulk of the investments (as much as 58%), followed by European (about 40%) and emerging-market issues (about 10%). I essentially avoided the Japanese bond market, which continued to struggle in the face of ongoing economic weakness.

Looking toward the second half of the fiscal year, I expect to increase the investment exposure to Europe at some point, based on my belief that European bonds offer good value. The main exposure, however, will probably remain to be the U.S., whose government bonds not only provide unsurpassed quality but hold promise for price appreciation should interest rates come down. Finally, I plan to gradually reduce holdings in the emerging markets (largely Korea, Hong Kong and Mexico), especially if bond prices in those regions rise further.




Michael Ng
(picture of) Michael Ng
Michael Ng
Portfolio manager

The 10 largest holdings

Global Yield Fund



                                     Percent  Value
                                     (of net assets)    (as of Feb. 28, 1999)

     United Kingdom Treasury                  3.13%            $6,389,600
     8.00% 2003

     Govt of Norway                           3.04              6,213,073
     7.00% 2001

     Federal Republic of Germany              2.80              5,727,842
     6.50% 2027

     United Kingdom Treasury                  2.60              5,303,095
     8.50% 2005

     Govt of Denmark                          2.26              4,617,403
     7.00% 2024

     Govt of Sweden                           1.97              4,023,979
     8.00% 2007

     Govt of Canada                           1.82              3,725,582
     8.00% 2023

     Federal Republic of Germany              1.82              3,724,362
     6.00% 2016

     Govt of Italy                            1.79              3,655,555
     8.50% 2004

     Federal Republic of Germany              1.78              3,646,055
     7.50% 2004

     Excludes U.S. Treasury and government agency holdings.

     Note: Certain foreign investment risks include: changes in currency exchange rates, adverse political or economic order, and lack of similar regulatory requirements followed by U.S. companies.

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart

     The 10 holdings listed here make up 23.01% of net assets

To our contract owners

Growth Dimensions Fund


From the portfolio manager

A tremendous surge by the U.S. stock market during the past six months paved the way for a substantial gain by the Fund. For the first half of the fiscal year -- September 1998 through February 1999 -- the Fund's value increased 33.49%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

The U.S. stock market was still licking its wounds from a late-summer tumble when the period began. But, with ongoing reports of solid economic growth and low inflation, stocks eventually regained their footing and, supported by three reductions in short-term interest rates by the Federal Reserve Board during the fall, mounted a furious recovery. The positive performance continued through the winter, finally petering out in February as concerns about a potential increase in the inflation rate and a slowdown in corporate profits put the brakes on the rally.

For the Fund, whose performance generally tracked that of the stock market as a whole over the six months, its emphasis on technology, health care, financial services and retailing stocks paid off well. Looking at specific stocks, General Electric, Cisco Systems, Microsoft, Wal-Mart, Pfizer, IBM and Safeway -- all among the Fund's largest holdings -- made particularly strong contributions. For the most part, large-capitalization growth stocks were at the forefront of the market's advance. That worked to the Fund's advantage, as such issues form the core of its investment portfolio.

The only change of note during the period was the addition of a modest amount of utility stocks last fall. I bought those to provide some cushion for the Fund in the event of a sharp downturn in the market. Should the investment environment become more stable, I'll probably eliminate those holdings.

As we begin the second half of the fiscal year, the stock market continues to wrestle with questions about the strength of corporate profits and the direction of long-term interest rates in the months ahead. On the positive side, the economy still appears to have plenty of vigor, while inflation remains unusually low. It may take some time before those factors are sorted out, which in turn will most likely result in a continuation of substantial swings in stock prices.





Gordon M. Fines
(picture of) Gordon M. Fines
Gordon M. Fines
Portfolio manager

The 10 largest holdings

Growth Dimensions Fund



                               Percent  Value
                               (of net assets)           (as of Feb. 28, 1999)

     Cisco Systems                      3.78%                 $110,361,843

     Wal-Mart Stores                    3.53                   103,071,287

     General Electric                   3.38                    98,577,094

     Intl Business Machines             3.35                    97,851,999

     Pfizer                             2.85                    83,358,112

     Microsoft                          2.60                    75,873,175

     America Online                     2.57                    74,929,844

     Safeway                            2.50                    72,978,674

     Time Warner                        2.29                    66,989,700

     BellSouth                          2.19                    64,023,875


     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart


     The 10 holdings listed here make up 29.04% of net assets

To our contract owners

Income Advantage Fund


From the portfolio manager

The Fund recovered from a bad start to generate a positive result for the first half of the fiscal year. For the six months -- September 1998 through February 1999 -- the Fund's value increased 0.92%. (This figure does not reflect expenses that apply to the variable accounts, subaccounts, or the annuity contract.)

When the period began last fall, high-yield bonds were stuck in their worst slump since 1990. With many smaller markets in Asia, Latin America and Eastern Europe in near free-fall as a result of the economic malaise dubbed the "Asian flu," investors sought the sanctuary of U.S. Treasury bonds. At the same time, they abandoned high-yield issues, which saw their prices sink in response. Reflecting the difficult environment, the Fund's value declined by more than 6% during September and October.

In the meantime, the Federal Reserve was busy cutting short-term interest rates to try to bring some stability to the financial markets. The effort paid off rather quickly, as the high-yield sector reversed direction in November, nearly wiping out the previous months' loss. Although they stumbled a bit in December, high-yields finished the six months in good fashion, with gains in the final two months that put the Fund in positive territory for the period as a whole.

As we begin the second half of the fiscal year, I'm encouraged by the fundamentals in the high-yield bond sector. The economy continues to be healthy; inflation has yet to show signs of a meaningful increase; the supply/demand relationship among high-yield issues is in reasonably good balance; and it appears that the Federal Reserve may not need to increase short-term interest rates. Assuming there are no major changes in those factors in the months ahead, I think high-yields should perform relatively well, which in turn would lead to more consistent, positive performance for the Fund.





Jack Utter
(picture of) Jack Utter
Jack Utter
Portfolio manager

The 10 largest holdings


Income Advantage Fund



                                       Percent  Value
                                       (of net assets)    (as of Feb. 28, 1999)

     EchoStar DBS                               1.36%         $8,261,500
     Sr Nts 9.38% 2009

     Chancellor Media                            .98           5,935,999
     Sr Nts 8.00% 2008

     Abbey Healthcare Group                      .93           5,649,375
     Sr Sub Nts 9.50% 2002

     CSC Holdings                                .85           5,157,478
     Preferred 11.13% Pay-in-kind Series M

     Outsourcing Solutions                       .84           5,112,149
     Sr Sub Nts Series B 11.00% 2006

     Nextel Partners                             .83           5,075,999
     Zero Coupon Sr Disc Nts 6.78% 2004

     Warren (SD)                                 .73           4,437,000
     Preferred 14.00% Series B

     Oxford Automotive                           .72           4,398,750
     Company Guaranty 10.13% 2007

     Dobson/Sygnet Communications                .72           4,369,999
     Sr Nts 12.25% 2008

     Motor & Gears                               .72           4,361,562
     Sr Nts Series D 10.75% 2006

     For further detail about these holdings, please refer to the section entitled "Investments in securities" herein.

     (icon of) pie chart


     The 10 holdings listed here make up 8.68% of net assets



Financial statements


Statements of assets and liabilities
Retirement Annuity Mutual Funds

Feb. 28, 1999 (Unaudited)



         Assets
                                                                                           Capital         Special         Managed
                                                                                          Resource          Income            Fund
                                                                                              Fund            Fund
 Investments in securities, at value (Note 1):
     (identified cost, $3,949,372,548; $1,910,787,534 and $4,047,085,938,
      respectively)                                                                 $5,544,655,011  $1,850,828,604  $5,181,151,255
 Cash in bank on demand deposit                                                             73,145         605,046          56,528
 Receivable for investment securities sold                                              63,155,405       2,321,189      28,023,611
 Dividends and accrued interest receivable                                               3,086,293      31,032,278      28,520,458
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)           --              --           1,643
 U.S. government securities held as collateral for securities loaned (Note 5)                   --      14,931,078     299,549,629
                                                                                                        ----------     -----------
 Receivable for capital stock sold                                                         196,093       8,361,954      27,593,261
                                                                                           -------       ---------      ----------
 Total assets                                                                        5,611,165,947   1,908,080,149   5,564,896,385
                                                                                     =============   =============   =============
         Liabilities
 Dividends payable to shareholders (Note 1)                                              1,318,167      10,963,126      31,750,715
 Payable for investment securities purchased                                            26,762,916       1,250,000      17,387,980
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)           --              --          15,745
 Accrued investment management and services fee                                          2,609,323         945,953       2,440,392
 Payable upon return of securities loaned (Note 5)                                              --      22,024,678     435,237,479
                                                                                                        ----------     -----------
 Payable for capital stock redeemed                                                      3,258,298              --              --
 Other accrued expenses                                                                    530,976         103,449         262,753
                                                                                           -------         -------         -------
 Total liabilities                                                                      34,479,680      35,287,206     487,095,064
                                                                                        ----------      ----------     -----------
 Net assets applicable to outstanding capital stock                                 $5,576,686,267  $1,872,792,943  $5,077,801,321
                                                                                    ==============  ==============  ==============
                         Represented by
 Capital stock-- $.01 par value ($.001 for Managed Fund) (Note 1)                   $    1,716,347  $    1,715,453  $      275,559
 Additional paid-in capital                                                          3,799,050,642   1,953,995,381   3,871,196,571
 Undistributed (excess of distributions over) net investment income                        (61,478)      2,195,824      (4,065,696)
 Accumulated net realized gain (loss)                                                  180,698,293     (25,090,544)     76,309,436
 Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies (Note 4)     1,595,282,463     (60,023,171)  1,134,085,451
                                                                                     -------------     -----------   -------------
 Total-- representing net assets applicable to outstanding capital stock            $5,576,686,267  $1,872,792,943  $5,077,801,321
                                                                                    ==============  ==============  ==============
 Shares outstanding                                                                    171,634,686     171,545,345     275,558,995
                                                                                       -----------     -----------     -----------
 Net asset value per share of outstanding capital stock                             $        32.49  $        10.92  $        18.43
                                                                                    --------------  --------------  --------------

See accompanying notes to financial statements.





Financial statements


Statements of assets and liabilities (continued)
Retirement Annuity Mutual Funds

Feb. 28, 1999 (Unaudited)

                          Assets
                                                                                       Moneyshare   International      Aggressive
                                                                                             Fund          Equity          Growth
                                                                                                             Fund            Fund
 Investments in securities, at value (Note 1):
 Investments in securities of unaffiliated issuers
     (identified cost, $542,798,084; $1,876,306,143 and $1,871,360,802,
      respectively)                                                                  $542,798,084  $2,271,221,706  $2,193,834,767
 Investments in securities of affiliated issuers
     (identified cost, $6,730,104 and $30,800,566 for International Equity Fund
      and Aggressive Growth Fund, respectively)                                                --       6,446,563      44,383,750
                                                                                             ----       ---------      ----------
 Total investments in securities (identified cost, $1,883,036,247 and $1,902,161,368
     for International Equity Fund and Aggressive Growth Fund, respectively)          542,798,084   2,277,668,269   2,238,218,517
 Cash in bank on demand deposit                                                                --         107,623         217,020
 Receivable for investment securities sold                                                     --       2,409,668      24,329,749
 Dividends and accrued interest receivable                                                516,576       3,440,811         456,302
 Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)          --          70,256              --
 U.S. government securities held as collateral for securities loaned (Note 5)                  --              --       2,641,942
 Receivable for capital stock sold                                                        290,014         165,053          88,750
                                                                                          -------         -------          ------
 Total assets                                                                         543,604,674   2,283,861,680   2,265,952,280
                                                                                      -----------   -------------   -------------

                         Liabilities
 Disbursements in excess of cash on demand deposit                                        764,883              --              --
 Dividends payable to shareholders (Note 1)                                             1,841,165              --         500,170
 Payable for investment securities purchased                                                   --      20,671,307      26,292,764
 Accrued investment management and services fee                                           208,728       1,438,053       1,169,604
 Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)          --          33,086              --

 Payable upon return of securities loaned (Note 5)                                             --     122,604,800       2,641,942
 Payable for capital stock redeemed                                                       724,907       2,518,349       2,498,575
 Other accrued expenses                                                                    36,602         520,189         171,255
 Option contracts written, at value (premium received
     $1,537,074 for Aggressive Growth Fund) (Note 8)                                           --              --       2,149,531
                                                                                             ----            ----       ---------
 Total liabilities                                                                      3,576,285     147,785,784      35,423,841
                                                                                        ---------     -----------      ----------
 Net assets applicable to outstanding capital stock                                  $540,028,389  $2,136,075,896  $2,230,528,439
                                                                                     ============  ==============  ==============

                         Represented by
 Capital stock-- $.01 par value (Note 1)                                             $  5,400,742  $    1,366,262  $    1,539,922
 Additional paid-in capital                                                           534,629,892   1,643,645,117   1,981,661,717
 Undistributed net investment income                                                           80       1,055,513       1,297,004
 Accumulated net realized gain (loss)                                                      (2,325)     95,526,880     (89,414,896)
 Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies (Note 4)               --     394,482,124     335,444,692
                                                                                             ----     -----------     -----------
 Total-- representing net assets applicable to outstanding capital stock             $540,028,389  $2,136,075,896  $2,230,528,439
                                                                                     ============  ==============  ==============
 Shares outstanding                                                                   540,074,174     136,626,207     153,992,186
                                                                                      -----------     -----------     -----------
 Net asset value per share of outstanding capital stock                              $       1.00  $        15.63  $        14.48
                                                                                     ------------  --------------  --------------

See accompanying notes to financial statements.




Statements of assets and liabilities (continued)
Retirement Annuity Mutual Funds

Feb. 28, 1999 (Unaudited)

                        Assets
                                                                                      Global          Growth          Income
                                                                                       Yield      Dimensions       Advantage
                                                                                        Fund            Fund            Fund
 Investments in securities, at value (Note 1):
     (identified cost, $201,994,705; $2,065,519,785 and $656,007,816,
      respectively)                                                             $202,835,230  $2,935,445,072    $600,613,618
 Cash in bank on demand deposit                                                           --          58,658          32,628
 Receivable for investment securities sold                                           102,157       5,538,108         775,795
 Dividends and accrued interest receivable                                         4,201,587       1,688,704      12,917,982
 U.S. government securities held as collateral for securities loaned (Note 5)             --      19,226,949              --
 Receivable for capital stock sold                                                   604,152       4,931,426       4,690,749
                                                                                     -------       ---------       ---------
 Total assets                                                                    207,743,126   2,966,888,917     619,030,772
                                                                                 -----------   -------------     -----------


                         Liabilities
 Disbursements in excess of cash on demand deposit                                    41,510              --              --
 Dividends payable to shareholders (Note 1)                                          646,679       2,006,673       4,922,270
 Payable for investment securities purchased                                       1,519,099      18,183,537       5,121,712

 Accrued investment management and services fee                                      143,174       1,434,692         309,700
 Payable upon return of securities loaned (Note 5)                                 1,100,000      24,686,949              --
 Payable for capital stock redeemed                                                       --              --              --
 Other accrued expenses                                                               20,186          11,627          37,104
                                                                                      ------          ------          ------
 Total liabilities                                                                 3,470,648      46,323,478      10,390,786
                                                                                   ---------      ----------      ----------
 Net assets applicable to outstanding capital stock                             $204,272,478  $2,920,565,439    $608,639,986
                                                                                ============  ==============    ============


                         Represented by
 Capital stock-- $.01 par value (Note 1)                                        $    199,118  $    1,651,239    $    672,121
 Additional paid-in capital                                                      205,634,900   2,096,996,160     678,460,982
 Undistributed (excess of distributions over) net investment income                   62,141              (6)       (275,165)
 Accumulated net realized gain (loss)                                             (2,561,980)    (48,007,241)    (14,823,754)
 Unrealized appreciation (depreciation) on investments and
     on translation of assets and liabilities in foreign currencies (Note 7)         938,299     869,925,287     (55,394,198)
                                                                                     -------     -----------     -----------
 Total-- representing net assets applicable to outstanding capital stock        $204,272,478  $2,920,565,439    $608,639,986
                                                                                ============  ==============    ============
 Shares outstanding                                                               19,911,846     165,123,867      67,212,119
                                                                                  ----------     -----------      ----------
 Net asset value per share of outstanding capital stock                         $      10.26  $        17.69    $       9.06
                                                                                ------------  --------------    ------------

See accompanying notes to financial statements.




Financial statements



Statements of operations
Retirement Annuity Mutual Funds

Six months ended Feb. 28, 1999 (Unaudited)

 Investment income
                                                                                     Capital         Special         Managed
                                                                                    Resource          Income            Fund
                                                                                        Fund            Fund
 Income:
 Dividends                                                                    $   19,651,798     $ 1,003,324    $ 14,711,181
 Interest                                                                          3,469,340      74,093,408      67,965,060
     Less foreign taxes withheld                                                    (119,400)             --        (113,363)
                                                                                    --------            ----        --------
 Total income                                                                     23,001,738      75,096,732      82,562,878
                                                                                  ----------      ----------      ----------
 Expenses (Note 2):
 Investment management services fee                                               15,490,765       5,693,796      14,021,447
 Administrative services fees and expenses                                           889,990         310,898         665,891
 Custodian fees and expenses                                                         159,214          66,108         184,060
 Compensation of board members and officers                                           15,806           9,070          15,119
 Printing and postage                                                                 79,647          80,877          73,398
 Audit fees                                                                           11,000          11,500          10,250
 Other                                                                                 6,355          26,087           4,084
                                                                                       -----          ------           -----
 Total expenses                                                                   16,652,777       6,198,336      14,974,249
                                                                                  ----------       ---------      ----------
 Investment income (loss)-- net                                                    6,348,961      68,898,396      67,588,629
                                                                                   ---------      ----------      ----------


                         Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
     Security transactions (Note 3)                                              182,970,473     (18,480,537)     77,815,292
     Foreign currency transactions                                                        --        (219,178)       (198,183)
                                                                                        ----        --------        --------
 Net realized gain (loss) on investments                                         182,970,473     (18,699,715)     77,617,109
 Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and liabilities in foreign
     currencies                                                                1,187,948,939      (6,136,479)    673,324,562
                                                                               -------------      ----------     -----------

 Net gain (loss) on investments and foreign currencies                         1,370,919,412     (24,836,194)    750,941,671
                                                                               -------------     -----------     -----------
 Net increase (decrease) in net assets resulting from operations              $1,377,268,373     $44,062,202    $818,530,300
                                                                              ==============     ===========    ============


See accompanying notes to financial statements.





Statements of operations (continued)
Retirement Annuity Mutual Funds

Six months ended Feb. 28, 1999 (Unaudited)

 Investment income
                                                                                  Moneyshare   International      Aggressive
                                                                                        Fund          Equity          Growth
                                                                                                        Fund            Fund
 Income:
 Dividends                                                                       $        --    $  6,616,093    $  2,959,831
 Interest                                                                         12,948,651       4,979,101      10,129,548
     Less foreign taxes withheld                                                          --      (1,057,153)        (12,392)
                                                                                         ---      ----------         -------
 Total income                                                                     12,948,651      10,538,041      13,076,987
                                                                                  ----------      ----------      ----------
 Expenses (Note 2):
 Investment management services fee                                                1,249,199       8,348,772       6,544,165
 Administrative services fees and expenses                                            61,188         475,199         506,882
 Custodian fees and expenses                                                          20,022         745,014         142,540
 Compensation of board members and officers                                            5,632           9,344          10,031
 Printing and postage                                                                  5,954         107,919          64,279
 Audit fees                                                                            8,000           9,875           8,500
 Other                                                                                    --             717          15,178
                                                                                         ---             ---          ------
 Total expenses                                                                    1,349,995       9,696,840       7,291,575
                                                                                   ---------       ---------       ---------
 Investment income (loss)-- net                                                   11,598,656         841,201       5,785,412
                                                                                  ----------         -------       ---------


                         Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
     Security transactions (including $3,556,849 realized gain
     on investments of affiliated issuers for Aggressive Growth Fund) (Note 3)           206     101,085,053     (79,010,037)
     Foreign currency transactions                                                        --      (5,558,173)             --
     Options contracts written (Note 8)                                                   --              --       2,843,538
                                                                                         ---             ---       ---------
 Net realized gain (loss) on investments                                                 206      95,526,880     (76,166,499)
 Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and liabilities in foreign
     currencies                                                                           --     107,063,858     440,759,883
                                                                                         ---     -----------     -----------
 Net gain (loss) on investments and foreign currencies                                   206     202,590,738     364,593,384
                                                                                         ---     -----------     -----------
 Net increase (decrease) in net assets resulting from operations                 $11,598,862    $203,431,939    $370,378,796
                                                                                 ===========    ============    ============


See accompanying notes to financial statements.



Financial statements


Statements of operations (continued)
Retirement Annuity Mutual Funds

Six months ended Feb. 28, 1999 (Unaudited)

 Investment income
                                                                                      Global         Growth           Income
                                                                                       Yield     Dimensions        Advantage
                                                                                        Fund           Fund             Fund
 Income:
 Dividends                                                                        $       --    $  9,758,285     $ 3,124,069
 Interest                                                                          6,329,376       3,634,231      27,247,650
     Less foreign taxes withheld                                                          --         (59,108)             --
                                                                                         ---         -------             ---
 Total income                                                                      6,329,376      13,333,408      30,371,719
                                                                                   ---------      ----------      ----------
 Expenses (Note 2):
 Investment management services fee                                                  822,066       7,602,001       1,770,046
 Administrative services fees and expenses                                            59,727         459,452          96,497
 Custodian fees and expenses                                                          25,527         139,097          55,504
 Compensation of board members and officers                                            5,080           8,528          12,080
 Printing and postage                                                                 10,155          44,353           5,291
 Audit fees                                                                            8,000          10,000           8,500
 Other                                                                                 1,956             818           1,594
                                                                                       -----             ---           -----
 Total expenses                                                                      932,511       8,264,249       1,949,512
                                                                                     -------       ---------       ---------
 Investment income (loss)-- net                                                    5,396,865       5,069,159      28,422,207
                                                                                   ---------       ---------      ----------


                         Realized and unrealized gain (loss) -- net
 Net realized gain (loss) on:
     Security transactions (Note 3)                                               (2,533,033)    (47,341,139)    (14,821,590)
     Foreign currency transactions                                                   102,277              --              --
     Options contracts written (Note 8)                                                   --        (606,416)             --
                                                                                         ---        --------             ---
 Net realized gain (loss) on investments                                          (2,430,756)    (47,947,555)    (14,821,590)
 Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and liabilities in foreign
     currencies                                                                    4,632,061     724,889,605      (7,046,885)
                                                                                   ---------     -----------      ----------
 Net gain (loss) on investments and foreign currencies                             2,201,305     676,942,050     (21,868,475)
                                                                                   ---------     -----------     -----------
 Net increase (decrease) in net assets resulting from operations                  $7,598,170    $682,011,209     $ 6,553,732
                                                                                  ==========    ============     ===========


See accompanying notes to financial statements.





Statements of changes in net assets
Retirement Annuity Mutual Funds

 Operations and distributions

                                                                       Capital Resource Fund                Special Income Fund
                                                                  Feb. 28, 1999   Aug. 31, 1998      Feb. 28, 1999   Aug. 31, 1998
                                                               Six months ended      Year ended   Six months ended      Year ended
                                                                     (Unaudited)                        (Unaudited)
 Investment income (loss)-- net                                  $    6,348,961  $   18,039,721      $  68,898,396   $ 143,058,301
 Net realized gain (loss) on investments                            182,970,473     448,373,910        (18,699,715)      (465,418)
 Net change in unrealized appreciation
     (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies  1,187,948,939    (503,365,840)        (6,136,479)   (110,599,748)
                                                                  -------------    ------------         ----------    ------------
 Net increase (decrease) in net assets resulting from operations  1,377,268,373     (36,952,209)        44,062,202      31,993,135
                                                                  -------------     -----------         ----------      ----------
 Distributions to shareholders from:
     Net investment income                                           (6,287,482)    (19,551,462)       (68,808,561)   (138,696,945)
     Net realized gain                                             (401,677,258)   (108,000,072)        (4,108,552)    (42,097,397)
     Excess distributions of net investment income (Note 1)             (61,478)        (60,536)                --              --
                                                                        -------         -------                ---             ---
 Total distributions                                               (408,026,218)   (127,612,070)       (72,917,113)   (180,794,342)
                                                                   ------------    ------------        -----------    ------------


                         Capital share transactions (Note 6)

 Proceeds from sales                                                 40,274,642      94,373,230         66,114,879     111,114,932
 Reinvested distributions at net asset value                        408,026,218     127,612,070         72,917,113     180,794,342
 Payments for redemptions                                          (293,762,877)   (471,105,969)       (89,879,995)   (213,929,824)
                                                                   ------------    ------------        -----------    ------------
 Increase (decrease) in net assets from capital share transactions  154,537,983    (249,120,669)        49,151,997      77,979,450
                                                                    -----------    ------------         ----------      ----------
 Total increase (decrease) in net assets                          1,123,780,138    (413,684,948)        20,297,086     (70,821,757)
 Net assets at beginning of period                                4,452,906,129   4,866,591,077      1,852,495,857   1,923,317,614
                                                                  -------------   -------------      -------------   -------------
 Net assets at end of period                                     $5,576,686,267  $4,452,906,129     $1,872,792,943  $1,852,495,857
                                                                 ==============  ==============     ==============  ==============
 Undistributed (excess of distributions over) net investment
 income                                                          $      (61,478) $      (61,479)    $    2,195,824  $    2,105,989
                                                                 --------------  --------------     --------------  --------------


See accompanying notes to financial statements.




Financial statements


Statements of changes in net assets (continued)
Retirement Annuity Mutual Funds

 Operations and distributions

                                                                                Managed Fund                   Moneyshare Fund
                                                                       Feb. 28, 1999  Aug. 31, 1998    Feb. 28, 1999 Aug. 31, 1998
                                                                    Six months ended     Year ended Six months ended    Year ended
                                                                          (Unaudited)                     (Unaudited)
 Investment income (loss)-- net                                       $   67,588,629   $ 123,735,373    $ 11,598,656   $20,307,017
 Net realized gain (loss) on investments                                  77,617,109     433,344,561             206        (1,891)
 Net change in unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in foreign currencies  673,324,562    (467,198,242)             --            --
                                                                         -----------    ------------             ---           ---
 Net increase (decrease) in net assets resulting from operations         818,530,300      89,881,692      11,598,862    20,305,126
                                                                         -----------      ----------      ----------    ----------
 Distributions to shareholders from:
     Net investment income                                               (63,179,832)   (120,816,343)    (11,598,658)  (20,307,015)
     Net realized gain                                                  (431,748,610)   (354,443,189)             --            --
     Excess distributions of net investment income (Note 1)               (4,065,696)     (2,711,871)             --            --
                                                                          ----------      ----------             ---           ---
 Total distributions                                                    (498,994,138)   (477,971,403)    (11,598,658)  (20,307,015)
                                                                        ------------    ------------     -----------   -----------


                         Capital share transactions (Note 6)
 Proceeds from sales                                                      62,885,340     164,843,111     285,995,035   372,906,239
 Reinvested distributions at net asset value                             473,723,371     477,971,403      11,598,658    20,307,015
 Payments for redemptions                                               (191,297,009)   (286,373,658)   (185,426,508) (386,699,143)
                                                                        ------------    ------------    ------------  ------------
 Increase (decrease) in net assets from capital share transactions       345,311,702     356,440,856     112,167,185     6,514,111
                                                                         -----------     -----------     -----------     ---------
 Total increase (decrease) in net assets                                 664,847,864     (31,648,855)    112,167,389     6,512,222
 Net assets at beginning of period                                     4,412,953,457   4,444,602,312     427,861,000   421,348,778
                                                                       -------------   -------------     -----------   -----------
 Net assets at end of period                                          $5,077,801,321  $4,412,953,457    $540,028,389  $427,861,000
                                                                      ==============  ==============    ============  ============
 Undistributed (excess of distributions over) net investment income   $   (4,065,696) $   (4,408,797)   $         80  $         82
                                                                      --------------  --------------    ------------  ------------


See accompanying notes to financial statements.




Statements of changes in net assets (continued)
Retirement Annuity Mutual Funds

 Operations and distributions

                                                                   International Equity Fund       Aggressive Growth Fund
                                                                 Feb. 28, 1999    Aug. 31, 1998     Feb. 28, 1999   Aug. 31, 1998
                                                              Six months ended       Year ended  Six months ended      Year ended
                                                                    (Unaudited)                        (Unaudited)
 Investment income (loss)-- net                                 $      841,201   $   20,701,441    $    5,785,412  $    1,982,389
 Net realized gain (loss) on investments                            95,526,880       20,930,910       (76,166,499)    138,926,753
 Net change in unrealized appreciation
     (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies   107,063,858       46,999,648       440,759,883    (522,716,812)
                                                                   -----------       ----------       -----------    ------------
 Net increase (decrease) in net assets resulting from operations   203,431,939       88,631,999       370,378,796    (381,807,670)
                                                                   -----------       ----------       -----------    ------------
 Distributions to shareholders from:
     Net investment income                                                  --      (21,412,151)       (4,491,647)     (1,982,434)
     Net realized gain                                             (10,584,503)     (27,841,143)     (148,760,451)   (212,438,792)
     Excess distributions of net investment income (Note 1)                 --       (8,929,492)               --      (1,274,187)
                                                                           ---       ----------               ---      ----------
 Total distributions                                               (10,584,503)     (58,182,786)     (153,252,098)   (215,695,413)
                                                                   -----------      -----------      ------------    ------------


                         Capital share transactions (Note 6)
 Proceeds from sales                                                90,281,203      131,026,007        35,962,241     123,640,158
 Reinvested distributions at net asset value                        10,584,503       58,182,786       153,252,098     215,695,413
 Payments for redemptions                                         (180,370,578)    (301,899,906)     (151,403,972)   (193,668,539)
                                                                  ------------     ------------      ------------    ------------
 Increase (decrease) in net assets from capital share transactions (79,504,872)    (112,691,113)       37,810,367     145,667,032
                                                                   -----------     ------------        ----------     -----------
 Total increase (decrease) in net assets                           113,342,564      (82,241,900)      254,937,065    (451,836,051)
 Net assets at beginning of period                               2,022,733,332    2,104,975,232     1,975,591,374   2,427,427,425
                                                                 -------------    -------------     -------------   -------------
 Net assets at end of period                                    $2,136,075,896   $2,022,733,332    $2,230,528,439  $1,975,591,374
                                                                ==============   ==============    ==============  ==============
 Undistributed net investment income                            $    1,055,513   $      214,312    $    1,297,004  $        3,239
                                                                --------------   --------------    --------------  --------------


See accompanying notes to financial statements.




Financial statements

Statements of changes in net assets (continued)
Retirement Annuity Mutual Funds

 Operations and distributions

                                                                      Global Yield Fund           Growth Dimensions Fund
                                                                   Feb. 28, 1999  Aug. 31, 1998     Feb. 28, 1999   Aug. 31, 1998
                                                                Six months ended     Year ended  Six months ended      Year ended
                                                                      (Unaudited)                      (Unaudited)
 Investment income (loss)-- net                                     $  5,396,865   $  9,143,827  $    5,069,159     $  10,926,250
 Net realized gain (loss) on investments                              (2,430,756)      (732,605)    (47,947,555)       14,132,367
 Net change in unrealized appreciation
     (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies       4,632,061     (4,143,433)    724,889,605       (31,064,162)
                                                                       ---------     ----------     -----------       -----------
 Net increase (decrease) in net assets resulting from operations       7,598,170      4,267,789     682,011,209        (6,005,545)
                                                                       ---------      ---------     -----------        ----------
 Distributions to shareholders from:
     Net investment income                                            (4,923,554)    (8,768,516)     (5,069,158)      (10,926,249)
     Net realized gain                                                   (60,153)      (557,107)     (2,459,211)               --
                                                                         -------       --------      ----------               ---

 Total distributions                                                  (4,983,707)    (9,325,623)     (7,528,369)      (10,926,249)
                                                                      ----------     ----------      ----------       -----------


                         Capital share transactions (Note 6)
 Proceeds from sales                                                  18,308,126     64,799,779     303,530,447       683,285,147
 Reinvested distributions at net asset value                           4,983,707      9,325,623       7,528,369        10,926,249
 Payments for redemptions                                             (4,971,250)    (4,907,859)    (24,500,856)      (24,581,947)
                                                                      ----------     ----------     -----------       -----------
 Increase (decrease) in net assets from capital share transactions    18,320,583     69,217,543     286,557,960       669,629,449
                                                                      ----------     ----------     -----------       -----------
 Total increase (decrease) in net assets                              20,935,046     64,159,709     961,040,800       652,697,655
 Net assets at beginning of period                                   183,337,432    119,177,723   1,959,524,639     1,306,826,984
                                                                     -----------    -----------   -------------     -------------
 Net assets at end of period                                        $204,272,478   $183,337,432  $2,920,565,439    $1,959,524,639
                                                                    ============   ============  ==============    ==============
 Undistributed (excess of distributions over) net investment income $     62,141   $   (411,170) $           (6)   $           (7)
                                                                    ------------   ------------  --------------    --------------


See accompanying notes to financial statements.




Statements of changes in net assets (continued)
Retirement Annuity Mutual Funds

 Operations and distributions

                                                                    Income Advantage Fund
                                                                   Feb. 28, 1999      Aug. 31, 1998
                                                                Six months ended         Year ended
                                                                      (Unaudited)
 Investment income (loss)-- net                                     $ 28,422,207       $ 43,597,676
 Net realized gain (loss) on investments                             (14,821,590)         6,264,774
 Net change in unrealized appreciation
     (depreciation) on investments and on
     translation of assets and liabilities in foreign currencies      (7,046,885)       (57,363,291)
                                                                      ----------        -----------
 Net increase (decrease) in net assets resulting from operations       6,553,732         (7,500,841)
                                                                       ---------         ----------
 Distributions to shareholders from:
     Net investment income                                           (28,089,579)       (43,596,675)
     Net realized gain                                                (6,531,786)        (1,952,622)
     Excess distributions of net investment income                      (275,165)                --
                                                                        --------                ---
 Total distributions                                                 (34,896,530)       (45,549,297)
                                                                     -----------        -----------


                         Capital share transactions (Note 6)
 Proceeds from sales                                                  50,152,739        262,609,367
 Reinvested distributions at net asset value                          34,896,530         45,549,297
 Payments for redemptions                                            (12,347,482)       (11,144,825)
                                                                     -----------        -----------
 Increase (decrease) in net assets from capital share transactions    72,701,787        297,013,839
                                                                      ----------        -----------
 Total increase (decrease) in net assets                              44,358,989        243,963,701
 Net assets at beginning of period                                   564,280,997        320,317,296
                                                                     -----------        -----------
 Net assets at end of period                                        $608,639,986       $564,280,997
                                                                    ============       ============


See accompanying notes to financial statements.



Notes to financial statements

Retirement Annuity Mutual Funds
(Unaudited as to Feb. 28, 1998)

1
Summary of significant
accounting policies

Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, (non-diversified for Global Yield) open-end management investment company. Each Fund has 10 billion authorized shares of capital stock.

     The primary investments of each Fund are as follows:
         Capital Resource invests primarily in U.S. common stocks;
         Special Income invests primarily in investment-grade bonds;
         Managed invests primarily in stocks, convertible securities, bonds and money market instruments; Moneyshare invests primarily in money market securities; International Equity invests primarily in common stocks of foreign issuers; Aggressive Growth invests primarily in stocks of small- and medium-sized companies; Global Yield invests primarily in debt securities of U.S. and foreign issuers; Growth Dimensions invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth; and
         Income Advantage invests primarily in long-term, high-yielding, high risk debt securities below investment grade issued by U.S. and foreign corporations.

Shares of each Fund are sold through the purchase of an annuity contract offered by IDS Life Insurance Company (IDS Life) or its affiliates.

The Fund's significant accounting policies are summarized as follows:

Use of estimates

Preparing  financial  statements that conform to generally  accepted  accounting
principles   requires   management  to  make  estimates  (e.g.,  on  assets  and
liabilities) that could differ from actual results.

 Valuation of securities


All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities in all Funds, except Moneyshare Fund, maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on the current interest rates; those maturing in 60 days or less are valued at amortized cost. Pursuant to Rule 2a-7 of the 1940 Act, all securities in Moneyshare Fund are valued at amortized cost which approximates market value in order to maintain a constant net asset value of $1 per share.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Funds, except Moneyshare Fund, may buy and sell put and call options and write covered call options on portfolio securities and write cash-secured puts. The risk in writing a call option is that the Funds give up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Funds may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Funds pay a premium whether or not the option is exercised. The Funds also have the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist. The Funds also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Funds will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Notes to financial statements

Retirement Annuity Mutual Funds

Futures transactions


To gain exposure to or protect itself from market changes, the Funds, except Moneyshare Fund, may buy and sell financial futures contracts. The Funds also may buy or write put and call options on futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Funds are required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Funds each day. The variation margin payments are equal to the daily changes in the contract value and recorded as unrealized gains and losses. The Funds recognize a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Funds, except Moneyshare Fund, also may enter into forward foreign currency exchange contracts for operational purposes. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Funds and the resulting unrealized appreciation and/or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Funds are subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities


As of Feb. 28, 1999, investments in securities for Special Income Fund, Managed Fund and Income Advantage Fund included issues that are illiquid. The Funds currently limit investments in illiquid securities to 10% of the net assets, at market value, at the time of purchase. The aggregate value of such securities at Feb. 28, 1999, was $9,056,250, $2,565,872, and $5,948,916 that represents 0.48%,
0.05%, and 0.98% of net assets for Special Income Fund, Managed Fund, and Income Advantage Fund, respectively. Pursuant to guidelines adopted by the board, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a when-issued basis

Delivery and payment for securities that have been purchased by Global Yield Fund on a forward-commitment or when-issued basis can take place one month or more after the transaction date. During this period, such securities are subject to market fluctuations and they may affect the Fund's net assets the same as owned securities. The Fund designates cash or liquid high-grade short-term debt securities at least equal to the amount of its commitment. As of Feb. 28, 1999, the Fund had entered into outstanding when-issued or forward commitments of $1,478,583.

Notes to financial statements

Retirement Annuity Mutual Funds

Federal taxes


Each Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute all of its taxable income to the Variable Accounts. No provision for income or excise taxes is thus required. Each Fund is treated as a separate entity for federal income tax purposes.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the timing and amount of market discount recognized as ordinary income, foreign tax credits and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. The effect on dividend distributions of certain book-to-tax differences is presented as "excess distributions" in the statement of changes in net assets. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) are recorded by the Funds.

Dividends

As of Feb. 28, 1999, dividends declared for each Fund payable March 1, 1999 are as follows:


         Capital Resource               $0.008
         Special Income                 $0.064
         Managed                        $0.116
         Moneyshare                     $0.003
         International Equity           $0.000
         Aggressive Growth              $0.003
         Global Yield                   $0.033
         Growth Dimensions              $0.012
         Income Advantage               $0.074

Distributions to the Variable Accounts are recorded as of the close of business on the record date and are payable on the first business day following the record date. Dividends from net investment income are declared daily and paid monthly for Special Income, Moneyshare, Global Yield and Income Advantage Funds and declared and paid quarterly for Capital Resource, Managed, International
Equity, Aggressive Growth and Growth Dimensions Funds. Capital gain distributions, if any, will be made annually. However, an additional capital gain distribution may be made during the fiscal year in order to comply with the Internal Revenue Code, as applicable to regulated investment companies.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. For U.S. dollar denominated bonds, interest income includes level-yield amortization of premium and discount. For foreign bonds, the Funds amortize premium and original issue discount daily and market discount is recognized at the time of sale.

2

Investment
management and
services agreement

The Funds have entered into an agreement with IDS Life for managing investments, record keeping and other services that are based solely on the assets of each Fund. The management fee is a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

        Fund                      Percentage Range
        Capital Resource          0.630% to 0.570%
        Special Income            0.610% to 0.535%
        Managed                   0.630% to 0.550%
        Moneyshare                0.510% to 0.440%
        International Equity      0.870% to 0.795%
        Aggressive Growth         0.650% to 0.575%
        Global Yield              0.840% to 0.780%
        Growth Dimensions         0.630% to 0.570%
        Income Advantage          0.620% to 0.545%

IDS Life, in turn, pays to American Express Financial Corporation (AEFC) a fee based on a percentage of each Fund's average daily net assets for the year. This fee is equal to 0.35% for International Equity Fund and 0.25% for each remaining Fund. In addition to paying its own management fee, brokerage commissions, taxes and costs of certain legal services, each Fund will reimburse IDS Life an amount equal to the cost of certain expenses incurred and paid by IDS Life in connection with each Fund's operations. The Funds also pay custodian fees to American Express Trust Company, an affiliate of IDS Life. The reimbursement paid by Moneyshare Fund will be limited to 0.25% of the Fund's average daily net assets.

AEFC has a Sub-investment Advisory Agreement with American Express Asset Management International Inc. (International), a wholly-owned subsidiary of AEFC.

The Funds have also entered into an Administrative Services Agreement with AEFC. Under this agreement, each Fund pays AEFC a fee for administration and accounting services at a percentage of each Fund's average daily net assets in reducing percentages annually as follows:

        Fund                      Percentage Range
        Capital Resource          0.050% to 0.030%
        Special Income            0.050% to 0.025%
        Managed                   0.040% to 0.020%
        Moneyshare                0.030% to 0.020%
        International Equity      0.060% to 0.035%
        Aggressive Growth         0.060% to 0.035%
        Global Yield              0.060% to 0.040%
        Growth Dimensions         0.050% to 0.030%
        Income Advantage          0.050% to 0.025%

Additional administrative service expenses paid by the Funds are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, the Funds also pay taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Funds and approved by the board.

Notes to financial statements

Retirement Annuity Mutual Funds

3

Securities
transactions

For the six months ended Feb. 28, 1999, cost of purchases and proceeds from sales of securities aggregated, respectively, $1,425,112,139 and $1,296,753,404 for Moneyshare Fund. Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated for each Fund are as follows:

        Fund                         Purchases            Proceeds
        Capital Resource        $1,454,371,769      $1,654,089,019
        Special Income             558,686,781         458,334,510
        Managed                  1,107,516,282         995,515,271
        International Equity       994,979,177       1,041,129,522
        Aggressive Growth        1,911,117,367       1,789,975,343
        Global Yield                 4,684,844           1,953,316
        Growth Dimensions          584,257,884         348,845,226
        Income Advantage           174,958,713         121,988,530

Net realized gains and losses on investment sales are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with IDS Life for the six months ended Feb. 28, 1999 are as follows:

        Capital Resource              $272,010
        Managed                         46,389
        Aggressive Growth               88,443
        Growth Dimensions               79,507



4

Foreign currency
contracts

As of Feb. 28, 1999, Managed Fund and International Equity Fund had entered into foreign currency exchange contracts that obligate the Fund to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See
"Summary of significant accounting policies." The terms of the open contracts are as follows:


     Managed Fund

        Exchange date           Currency to           Currency to      Unrealized      Unrealized
                               be delivered           be received    appreciation    depreciation


        March 3, 1999            2,315,514             3,695,908           $   --         $15,745

                               British Pound          U.S. Dollar

        March 4, 1999             547,653               879,504             1,643              --

                               British Pound          U.S. Dollar
                                                                           $1,643         $15,745




     International Equity Fund

        Exchange date          Currency to            Currency to        Unrealized        Unrealized
                              be delivered            be received       appreciation      depreciation


        March 1, 1999           2,452,530             294,671,443         $31,948      $       --
                               U.S. Dollar           Japanese Yen

        March 1, 1999           4,361,912              6,280,281               --          26,797
                               U.S. Dollar            Swiss Franc

        March 2, 1999           4,712,866              2,947,015           11,051              --
                               U.S. Dollar           British Pound

        March 2, 1999           2,191,603              2,403,750               --           5,917
                               Euro Dollar            U.S. Dollar

        March 2, 1999           5,931,741             706,766,969          27,257              --
                               U.S. Dollar           Japanese Yen

        March 3, 1999           3,141,914              1,959,850               --             372
                               U.S. Dollar           British Pound
                                                                          $70,256         $33,086







Notes to financial statements

Retirement Annuity Mutual Funds

5

Lending of
portfolio securities

Presented below is information regarding securities on loan as of Feb. 28, 1999.

                                                      Special                         International
                                                       Income            Managed             Equity

     Value of securities on loan to brokers       $22,448,289       $419,392,118       $118,007,924

     Collateral received for securities loaned:


     Cash                                        $  7,093,600       $135,687,850       $122,604,800

     U.S. government securities, at value          14,931,078        299,549,629                 --

     Total collateral received for securities
        loaned                                    $22,024,678       $435,237,479       $122,604,800


                                                   Aggressive            Global              Growth
                                                       Growth              Yield         Dimensions

     Value of securities on loan to brokers      $  2,290,600     $    1,012,500      $  24,539,840

     Collateral received for securities loaned:

     Cash                                        $         --     $    1,100,000      $   5,460,000

     U.S. government securities, at value           2,641,942                 --         19,226,949

     Total collateral received for securities
        loaned                                   $  2,641,942     $    1,100,000      $  24,686,949


Income from securities lending amounted to $31,152, $151,764, $332,501, $39,931, $233,136, $7,727 and $44,709 for Capital Resource, Special Income, Managed,
International Equity, Aggressive Growth, Global Yield and Growth Dimensions, respectively, for the six months ended Feb. 28, 1999.

The risks to each Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.





6

Capital share
transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                                                    Six months ended Feb. 28, 1999

                                             Capital                 Special
                                            Resource                 Income                 Managed

     Sold                                  1,313,385               5,974,471              3,432,991

     Issued for reinvested distributions  13,766,498               6,577,398             28,260,196

     Redeemed                             (9,593,335)             (8,130,832)           (11,919,040)

     Net increase (decrease)               5,486,548               4,421,037             19,774,147



                                                                     Six months ended Feb. 28, 1999

                                                               International             Aggressive
                                          Moneyshare                  Equity                 Growth

     Sold                                286,020,234               6,228,629              2,507,357

     Issued for reinvested distributions  11,599,662                 730,218             11,146,204

     Redeemed                           (185,442,922)            (12,262,170)           (10,450,155)

     Net increase (decrease)             112,176,974              (5,303,323)             3,203,406



                                                                     Six months ended Feb. 28, 1999

                                              Global                  Growth                 Income
                                               Yield              Dimensions              Advantage

     Sold                                  1,742,620              18,756,301              5,556,531

     Issued for reinvested distributions     473,201                 429,061              3,866,535

     Redeemed                               (474,392)             (1,522,962)            (1,360,870)

     Net increase (decrease)               1,741,429              17,662,400              8,062,196



                                                                            Year ended Aug.31, 1998

                                             Capital                 Special
                                            Resource                 Income                 Managed

     Sold                                  3,111,763               9,406,202              8,609,654

     Issued for reinvested distributions   4,593,438              15,335,152             26,654,679

     Redeemed                            (15,545,239)            (18,015,220)           (15,015,022)

     Net increase (decrease)              (7,840,038)              6,726,134             20,249,311



                                                                            Year ended Aug.31, 1998

                                                               International             Aggressive
                                          Moneyshare                  Equity                 Growth

     Sold                                372,938,041               8,581,401              7,220,136

     Issued for reinvested distributions  20,308,748               4,293,695             13,613,493

     Redeemed                           (386,732,614)            (20,393,377)           (11,448,329)

     Net increase (decrease)               6,514,175              (7,518,281)             9,385,300




Notes to financial statements

Retirement Annuity Mutual Funds

                                                                           Year ended Aug. 31, 1998

                                              Global                  Growth                 Income
                                               Yield              Dimensions              Advantage

     Sold                                  6,193,224              47,550,647             25,022,142

     Issued for reinvested distributions     894,227                 493,421              4,401,276

     Redeemed                               (470,748)             (1,469,624)            (1,093,400)

     Net increase (decrease)               6,616,703              46,574,444             28,330,018



7

Interest rate
futures contracts

As of Feb. 28, 1999, the market value for Global Yield Fund on 10 open purchase contracts, was $1,162,500 with a net unrealized gain of $2,083. See "Summary of significant accounting policies."



8

Options contracts
written

Contracts and premium amounts associated with options contracts written by Aggressive Growth Fund during the six months ended Feb. 28, 1999 are as follows:



                                              Calls

                                 Contracts              Premium

     Balance Aug. 31, 1998              --    $              --
     Opened                         17,200            6,714,180
     Closed or expired              (9,295)          (3,174,763)
     Exercise                       (5,905)          (2,002,343)

     Balance Feb. 28, 1999    2,000$   1,537,074

     See "Summary of significant accounting policies."



Contracts and premium amounts associated with options contracts written by Growth Dimensions Fund during the six months ended Feb. 28, 1999 are as follows:


                                              Calls
                                 Contracts              Premium

     Balance Aug. 31, 1998              --    $              --
     Opened                          2,426            1,143,310
     Closed or expired              (2,426)          (1,143,310)

     Balance Feb. 28, 1999              --    $              --

     See "Summary of significant accounting policies."





Capital Resource Fund
Financial highlights

9

Financial highlights

The tables below show certain important financial information for evaluating each Fund's results.

                                                       Fiscal period ended Aug. 31,


                                                       Per share income and capital changes(a)
                                                    1999b        1998         1997         1996          1995

Net asset value, beginning
of period                                         $26.80       $27.97       $25.57       $24.42        $23.43


     Income from investment operations:


Net investment income (loss)                         .04          .11          .16          .30           .29


Net gains (losses) (both
realized and unrealized)                            8.15        (.54)         6.45         1.22          3.70


Total from investment operations                    8.19        (.43)         6.61         1.52          3.99

     Less distributions:


Dividends from net investment income                (.04)       (.11)         (.15)        (.29)         (.29)


Distributions from realized gains                  (2.46)       (.63)        (4.05)        (.07)        (2.71)

Excess distributions from realized gains              --          --          (.01)        (.01)           --


Total distributions                                (2.50)       (.74)        (4.21)        (.37)        (3.00)


Net asset value, end of period                    $32.49      $26.80        $27.97       $25.57        $24.42

                  Ratios/supplemental data

                                                   1999b        1998          1997         1996          1995

Net assets, end of period
(in millions)                                    $5,577       $4,453        $4,867       $4,372        $3,845


Ratio of expenses to average
daily net assets                                    .66%c        .66%          .67%         .68%          .69%


Ratio of net investment income
(loss) to average daily net assets                  .25%c        .34%          .61%        1.15%         1.22%


Portfolio turnover rate
(excluding short-term securities)                    29%          68%          110%         131%           88%


Total return(d)                                   31.44%       (1.67%)       28.47%        6.15%        17.18%


   a For a share outstanding throughout the period. Rounded to the nearest cent.
   b Six months ended Feb. 28, 1999 (Unaudited).
   c Adjusted to an annual basis.
   d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.





Notes to financial statements

Special Income Fund
Financial highlights


                                           Fiscal period ended Aug. 31,

                                  Per share income and capital changes(a)

                                            1999b        1998         1997         1996          1995

Net asset value, beginning
of period                                 $11.08       $11.99       $11.54       $11.58        $11.05

     Income from investment operations:



Net investment income (loss)                 .41          .88          .85          .88           .88


Net gains (losses) (both realized
and unrealized)                             (.14)     (.68)            .52         (.07)          .56


Total from investment operations             .27       .20            1.37          .81          1.44

     Less distributions:


Dividends from net investment
income                                      (.41)     (.85)          (.84)        (.85)          (.87)


Distributions from realized gains           (.02)        (.26)        (.07)          --          (.02)


Excess distributions from
realized gains                                --          --          (.01)          --          (.02)


Total distributions                         (.43)       (1.11)        (.92)        (.85)         (.91)


Net asset value, end of period            $10.92       $11.08       $11.99       $11.54        $11.58

                  Ratios/supplemental data



                                            1999b        1998         1997         1996          1995

Net assets, end of period
(in millions)                             $1,873       $1,852       $1,923       $1,912        $1,703


Ratio of expenses to average
daily net assets                             .68%c       .67%         .68%         .68%          .68%


Ratio of net investment income
(loss) to average daily net assets          7.52%c       7.39%        7.18%        7.47%         8.08%


Portfolio turnover rate
(excluding short-term securities)             26%          48%          73%          56%           56%


Total return(d)                             2.36%        1.54%       12.24%        5.82%        13.75%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Feb. 28, 1999 (Unaudited).
c Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.




Managed Fund

Financial highlights

                                            Fiscal period ended Aug. 31,

                                        Per share income and capital changes(a)


                                             1999b        1998         1997         1996          1995

Net asset value, beginning
of period                                  $17.25       $18.87       $16.00       $14.85        $13.65

                                            Income from investment operations:



Net investment income (loss)                 .26          .49          .46          .46           .40


Net gains (losses) (both realized
and unrealized)                             2.89      (.12)           3.93         1.15          1.20


Total from investment operations            3.15       .37            4.39         1.61          1.60

                                           Less distributions:


Dividends from net investment
income                                      (.25)     (.48)        (.45)        (.46)         (.40)


Distributions from realized gains          (1.71)       (1.50)       (1.06)       --           --

Excess distributions from net
investment income                           (.01)     (.01)           (.01)       --            --


Total distributions                       (1.97)       (1.99)       (1.52)        (.46)         (.40)


Net asset value, end of period           $18.43       $17.25       $18.87       $16.00        $14.85




                                           1999b        1998         1997         1996          1995

Net assets, end of period                $5,078       $4,413       $4,445       $3,482        $3,044
(in millions)


Ratio of expenses to average daily
net assets                                  .63%c        .64%         .64%         .65%          .68%


Ratio of net investment income
(loss) to average daily net assets         2.86%c       2.56%        2.65%        2.94%         2.96%


Portfolio turnover rate
(excluding short-term securities)            22%          50%          72%          85%           72%


Total return(d)                             18.78%        1.74%       27.50%       11.01%        11.93%


a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Six months ended Feb. 28, 1999 (Unaudited).
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.





Notes to financial statements


Moneyshare Fund
Financial highlights


                                                         Fiscal period ended Aug. 31,

                                                Per share income and capital changes(a)


                                              1999b        1998         1997         1996          1995

Net asset value, beginning
of period                                    $1.00        $1.00        $1.00        $1.00         $1.00

                                            Income from investment operations:


Net investment income (loss)                   .02          .05          .05          .05           .05


Less distributions:


Dividends from net investment
income                                        (.02)        (.05)        (.05)        (.05)         (.05)


Net asset value, end of period               $1.00        $1.00        $1.00        $1.00         $1.00

                                            Ratios/supplemental data


                                              1999b        1998         1997         1996          1995


Net assets, end of period
(in millions)                                 $540         $428         $421         $288          $227


Ratio of expenses to average daily
net assets                                    .56%c        .57%         .57%         .56%          .59%


Ratio of net investment income
(loss) to average daily net assets           4.82%c       5.13%        4.97%        5.02%         5.23%


Total returnd                                2.37%        5.25%        5.05%        5.15%         5.27%


a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Six months ended Feb. 28, 1999 (Unaudited).
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.




International Equity Fund
Financial highlights

                                                      Fiscal period ended Aug. 31,

                                                     Per share income and capital changesa



                                              1999b        1998         1997         1996          1995

Net asset value, beginning
of period                                   $14.25       $14.09       $13.30       $12.55        $12.91


                                           Income from investment operations:


Net investment income (loss)                  .01          .14          .18          .20           .17


Net gains (losses) (both realized
and unrealized)                              1.45          .42         1.06         1.01          (.37)


Total from investment operations             1.46          .56         1.24         1.21          (.20)

                                          Less distributions:


Dividends from net investment
income                                        --          (.15)        (.17)        (.44)         (.16)


Distributions from realized gains           (.08)        (.19)        (.28)        (.02)            --


Excess distributions from
realized gains                                --          (.06)          --           --            --


Total distributions                         (.08)        (.40)        (.45)        (.46)          (.16)


Net asset value, end of period            $15.63       $14.25       $14.09       $13.30         $12.55

                                          Ratios/supplemental data



                                            1999b        1998         1997         1996          1995

Net assets, end of period
(in millions)                             $2,136       $2,023       $2,105       $1,874        $1,442


Ratio of expenses to average daily
net assets                                   .73%c        .94%         .97%         .96%         1.03%


Ratio of net investment income
(loss) to average daily net assets           .58%c        .94%        1.30%        1.28%         1.56%


Portfolio turnover rate (excluding
short-term securities)                        54%          86%          91%          58%           38%


Total returnd                              10.25%        4.09%        9.34%        9.64%        (1.80%)


a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Six months ended Feb. 28, 1999 (Unaudited).
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.




Notes to financial statements

Aggressive Growth Fund
Financial highlights


                                          Fiscal period ended Aug. 31,

                                          Per share income and capital changesa


                                          1999b        1998         1997         1996          1995

Net asset value, beginning
of period                               $13.10       $17.17       $16.04       $14.44        $11.46

                                          Income from investment operations:


Net investment income (loss)               .04          .01          .08          .10           .08


Net gains (losses) (both realized
and unrealized)                           2.37        (2.57)        2.84         1.60          2.98



Total from investment operations          2.41        (2.56)        2.92         1.70          3.06

                                         Less distributions:


Dividends from net investment
income                                    (.03)        (.01)        (.08)        (.10)         (.08)


Distributions from realized gains        (1.00)       (1.49)       (1.71)       --            --


Excess distributions from
realized gains                              --         (.01)          --           --            --


Total distributions                      (1.03)       (1.51)       (1.79)        (.10)         (.08)


Net asset value, end of period          $14.48       $13.10       $17.17       $16.04        $14.44

                                        Ratios/supplemental data

                                          1999b        1998         1997         1996         1995

Net assets, end of period
(in millions)                           $2,231       $1,976       $2,427       $1,941        $1,412


Ratio of expenses to average daily
net assets                                 .68%c        .66%         .68%         .69%          .70%


Ratio of net investment income
(loss) to average daily net assets         .54%c        .08%         .47%         .65%          .72%


Portfolio turnover rate (excluding
short-term securities)                      94%         176%         218%         189%          116%


Total returnd                            18.85%      (16.40%)      18.60%       11.82%        26.80%


a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Six months ended Feb. 28, 1999 (Unaudited).
c  Adjusted to an annual basis.
d Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.




Global Yield Fund
Financial highlights

                                           Fiscal period ended Aug. 31,

                                           Per share income and capital changesa


                                          1999c        1998         1997         1996b

Net asset value, beginning
of period                               $10.09       $10.32       $10.08       $10.00

                                          Income from investment operations:


Net investment income (loss)               .30          .60          .51          .12


Net gains (losses) (both realized
and unrealized)                            .13      (.21)            .14          .07


Total from investment operations           .43          .39          .65          .19

                                          Less distributions:



Dividends from net investment
income                                    (.26)        (.58)        (.41)        (.11)


Distributions from realized gains           --         (.04)          --           --


Total distributions                       (.26)        (.62)        (.41)        (.11)


Net asset value, end of period          $10.26       $10.09       $10.32       $10.08

                                         Ratios/supplemental data


                                          1999c        1998         1997         1996b

Net assets, end of period
(in millions)                             $204         $183         $119          $21


Ratio of expenses to average daily
net assets                                 .96%d        .95%         .97%        1.77%d



Ratio of net investment income
(loss) to average daily net assets        5.55%d       5.81%        5.66%        4.96%d


Portfolio turnover rate (excluding
short-term securities)                       1%          14%          36%           4%


Total returne                             4.23%        3.82%        6.47%        2.00%


a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c  Six months ended Feb. 28, 1999 (Unaudited).
d  Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.



Notes to financial statements

Growth Dimensions Fund
Financial highlights


                                           Fiscal period ended Aug. 31,

                                         Per share income and capital changes(a)


                                         1999c        1998         1997         1996b


Net asset value, beginning
of period                              $13.29       $12.95        $9.94       $10.00

                                          Income from investment operations:


Net investment income (loss)              .03          .08          .10          .03


Net gains (losses) (both realized
and unrealized)                          4.42          .34         3.01      (.06)


Total from investment operations         4.45          .42         3.11      (.03)

                                          Less distributions:


Dividends from net investment
income                                   (.03)        (.08)        (.10)        (.03)


Distributions from realized gains        (.02)         --           --           --



Total distributions                      (.05)        (.08)        (.10)        (.03)


Net asset value, end of period         $17.69       $13.29       $12.95        $9.94

                                        Ratios/supplemental data


                                         1999c        1998         1997         1996b

Net assets, end of period
(in millions)                          $2,921       $1,960       $1,307         $171


Ratio of expenses to average
daily net assets                          .69%d        .69%         .72%        1.04%d


Ratio of net investment income
(loss) to average daily net assets        .42%d        .59%        1.04%        1.69%d


Portfolio turnover rate (excluding
short-term securities)                     15%          34%          29%           4%



Total return(e)                         33.49%        3.19%       31.40%        (.22%)


a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c  Six months ended Feb. 28, 1999 (Unaudited).
d  Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.




Income Advantage Fund
Financial highlights

                                              Fiscal period ended Aug. 31,

                                            Per share income and capital changes(a)

                                         1999c        1998         1997         1996b

Net asset value, beginning
of period                               $9.54       $10.39        $9.77       $10.00


                                           Income from investment operations:


Net investment income (loss)              .45          .95          .88          .18


Net gains (losses) (both realized
and unrealized)                          (.37)        (.80)         .62         (.23)


Total from investment operations          .08          .15         1.50         (.05)

                                           Less distributions:


Dividends from net investment
income                                   (.45)       (.95)        (.88)         (.18)


Distributions from realized gains        (.11)       (.05)          --           --


Total distributions                      (.56)       (1.00)        (.88)        (.18)


Net asset value, end of period          $9.06        $9.54       $10.39        $9.77

                                        Ratios/supplemental data

                                         1999c        1998         1997         1996b

Net assets, end of period
(in millions)                            $609         $564         $320          $49


Ratio of expenses to average
daily net assets                          .71%d       .69%         .69%         1.53%d



Ratio of net investment income
(loss) to average daily net assets      10.28%d       9.21%        8.88%         8.14%d


Portfolio turnover rate (excluding
short-term securities)                    .23%          66%         104%          22%


Total returne                             .92%        1.03%       16.80%        (.50%)


a  For a share outstanding throughout the period. Rounded to the nearest cent.
b  Commencement of operations. Period from May 1, 1996 to Aug. 31, 1996.
c  Six months ended Feb. 28, 1999 (Unaudited).
d  Adjusted to an annual basis.
e Total return does not reflect payment of the expenses that apply to the variable accounts or any annuity charges.


Investments in securities

Retirement Annuity Mutual Funds
Capital Resource Fund
Feb. 28, 1999 (Unaudited)

                                                     (Percentages represent

                                                       value of investments

                                                     compared to net assets)

Common stocks (98.1%)
Issuer                                  Shares               Value(a)

Aerospace & defense (0.9%)

 Raytheon Cl B                         900,000           $48,093,750


 Automotive & related (2.4%)
 Federal-Mogul                       1,300,000            63,943,750
 General Motors                        400,000            33,025,000
 Lear                                1,000,000(b)         35,312,500
 Total                                                   132,281,250

 Banks and savings & loans (2.1%)
 State Street                        1,000,000            76,687,500
 Washington Mutual                   1,000,000            40,000,000
 Total                                                   116,687,500


 Beverages & tobacco (1.5%)
 Coca-Cola                           1,300,000            83,118,750

Building materials & construction (1.4%)
 Masco                               1,600,000            42,000,000
 Weyerhaeuser                          650,000            36,237,500
 Total                                                    78,237,500


 Communications equipment & services (1.2%)
 Lucent Technologies                   650,000            66,015,625


 Computers & office equipment (20.8%)
 3Com                                1,500,000(b)         47,156,250
 America Online                        450,000(b)         40,021,875
 Ascend Communications                 300,000(b)         23,081,250
 BMC Software                          850,000(b)         34,743,750
 Cisco Systems                       1,000,000(b)         97,812,500
 Compaq Computer                     2,080,000            73,320,000
 Computer Sciences                   1,000,000            66,625,000
 Electronic Data Systems             1,000,000            46,500,000
 EMC                                   400,000(b)         40,950,000
 Equant                                396,000(b,c)       28,512,000
 First Data                          1,500,000            57,375,000
 Hewlett-Packard                       800,000            53,150,000
 Intl Business Machines                600,000           102,000,000
 Microsoft                           1,100,000(b)        165,137,499
 Network Associates                  1,000,000(b)         47,000,000
 Novell                              1,500,000(b)         29,062,500
 Parametric Technology               2,500,000(b)         38,437,500
 Solectron                           1,700,000(b)         75,968,750
 Unisys                              2,500,000            74,531,250
 Yahoo!                                120,000(b)         18,420,000
 Total                                                 1,159,805,124

        Electronics (4.6%)

 Intel                                 900,000          $107,943,750
 Jabil Circuit                         150,000             4,893,750
 Teradyne                              750,000(b)         35,718,750
 Texas Instruments                   1,200,000           107,025,000
 Total                                                   255,581,250


 Energy (3.0%)
 Anadarko Petroleum                  1,200,000            33,000,000
 Exxon                               1,200,000            79,875,000
 Texaco                                500,000            23,281,250
 Tosco                               1,500,000            31,031,250
 Total                                                   167,187,500


 Financial services (5.0%)
 Associates First Capital Cl A       2,000,000            81,250,000
 Citigroup                           1,000,000            58,750,000
 MBNA                                2,000,000            48,500,000
 Morgan Stanley, Dean
   Witter, Discover & Co             1,000,000            90,500,000
 Total                                                   279,000,000

 Food (0.8%)
 Sara Lee                            1,600,000            43,500,000

Health care (7.4%)
 Bristol-Myers Squibb                  800,000           100,750,000
 Guidant                             1,000,000            57,000,000
 Medtronic                             100,000             7,062,500
 Merck & Co                          1,400,000           114,450,000
 Pfizer                                800,000           105,550,000
 Warner-Lambert                        400,000            27,625,000
 Total                                                   412,437,500


 Health care services (1.3%)
 United Healthcare                   1,500,000            73,968,750


 Household products (2.6%)
 Colgate-Palmolive                     400,000            33,950,000
 Gillette                              900,000            48,262,500
 Procter & Gamble                      700,000            62,650,000
 Total                                                   144,862,500

 Industrial equipment & services (2.8%)
 Illinois Tool Works                 1,500,000           103,125,000
 Ingersoll-Rand                      1,100,000            52,250,000
 Total                                                   155,375,000

See accompanying notes to investments in securities.



Common stocks (continued)

Issuer                                  Shares              Value(a)

Insurance (5.7%)

 ACE                                 2,000,000(c)        $54,500,000
 American Intl Group                   900,000           102,543,750
 Lincoln Natl                          700,000            66,281,250
 Progressive Corp                      750,000            96,375,000
 Total                             319,700,000


 Leisure time & entertainment (0.7%)
 Carnival Cl A                         900,000            40,050,000


 Media (4.0%)
 Clear Channel
   Communications                    1,000,000(b)         60,000,000
 Comcast Special Cl A                  675,000            47,882,814
 Infinity Broadcasting Cl A          1,830,000(b)         43,462,500
 MediaOne Group                      1,350,000(b)         73,575,000
 Total                                                   224,920,314

 Multi-industry conglomerates (5.5%)
 General Electric                    1,600,000           160,500,000
 Tyco Intl                           2,000,000(c)        148,875,000
 Total                                                   309,375,000



 Paper & packaging (1.0%)
 Earthshell                            400,000(b)          3,725,000
 Willamette Inds                     1,500,000            54,656,250
 Total                                                    58,381,250


 Restaurants & lodging (1.2%)
 Wendy's Intl                        2,700,000            64,631,250

 Retail (17.8%)

 Circuit City Stores                 1,300,000           $70,525,000
 CVS                                 1,500,000            79,500,000
 Dayton Hudson                       1,700,000           106,356,250
 Gap                                 1,800,000           116,437,500
 Home Depot                          1,500,000            89,531,250
 Kohl's                              1,200,000(b)         82,800,000
 Meyer (Fred)                          500,000(b)         32,125,000
 Office Depot                        2,200,000(b)         78,512,500
 Rite Aid                            1,800,000            74,475,000
 Safeway                             2,300,000(b)        132,825,000
 Wal-Mart Stores                     1,500,000           129,562,500
 Total                                                   992,650,000

 Transportation (1.2%)
 Burlington Northern Santa Fe          750,000            24,843,750
 Canadian Natl Railway                 500,000(c)         24,156,250
 Union Pacific                         400,000            18,750,000
 Total                                                    67,750,000

 Utilities -- gas (0.5%)
 Enron                                 400,000            26,000,000


 Utilities -- telephone (2.7%)
 AT&T                                1,250,000           102,656,250
 MCI WorldCom                          600,000(b)         49,500,000
 Total                                                   152,156,250


 Total common stocks
 (Cost: $3,876,483,600)                               $5,471,766,063


See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Capital Resource Fund



                                                      (Percentages represent

                                                        value of investments

                                                      compared to net assets)

Short-term securities (1.3%)

Issuer   Annualized                      Amount               Value(a)
      yield on date                  payable at
        of purchase                    maturity


U.S. government agencies (0.7%)
 Federal Home Loan Mtge Corp Disc Nts
     03-02-99   4.79%               $1,400,000             $1,399,445
     03-16-99   4.75                 1,900,000              1,895,761
     03-19-99   4.75                   900,000                897,640
     03-23-99   4.7                915,000,000             14,952,199
     03-31-99   4.76                 5,700,000              5,675,984
 Federal Natl Mtge Assn Disc Nt
     03-24-99   4.76                10,000,000              9,967,014
 Total                                                     34,788,043


 Commercial paper (0.6%)
 AT&T
     03-30-99   4.85                 4,200,000              4,182,531
 Ciesco LP
     04-09-99   4.85                 7,400,000              7,359,294
 CXC
     03-04-99   4.90                 2,100,000(d)           2,098,580
 Falcon Asset
     03-18-99   4.87                 5,500,000(d)           5,485,921

 Fleet Funding
     03-10-99   4.85%               $3,700,000(d)          $3,694,539
 Ford Motor Credit
     03-02-99   4.85                 4,100,000              4,098,343
 GTE Funding
     03-26-99   4.84                 4,000,000              3,985,540
 Merrill Lynch
     03-03-99   4.82                 5,500,000              5,497,067
 Salomon Smith Barney
     03-03-99   4.83                 1,700,000              1,699,090
 Total                                                     38,100,905

 Total short-term securities
 (Cost: $72,888,948)                                      $72,888,948


 Total investments in securities
 (Cost: $3,949,372,548)(e) $5,544,655,011

See accompanying notes to investments in securities.

Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 1999, the value of foreign securities represented 4.59% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) At Feb. 28, 1999, the cost of securities for federal income tax purpose was approximately $3,949,373,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation....................................$1,690,225,000
Unrealized depreciation...................................... (94,943,000)
Net unrealized appreciation................................$1,595,282,000

Investments in securities

Retirement Annuity Mutual Funds
Special Income Fund
Feb. 28, 1999 (Unaudited)

                                                    (Percentages represent

                                                      value of investments

                                                    compared to net assets)

Bonds (92.3%)

Issuer   Coupon                          Principal             Value(a)
           rate                             amount

 Government obligations (17.6%)
 City of Moscow
  (U.S. Dollar) Zero Coupon
    12-31-98   21.80%                    $6,153,151(c,f)       $954,354
 Govt of Algeria
  (U.S. Dollar)
    03-04-00   7.06                       1,636,364(c)        1,341,818
    09-04-06   6.60                       2,672,727(c)        1,122,545
 Govt of Canada
  (Canadian Dollar)
    03-01-01  10.50                      17,000,000(c)       12,351,687
 Govt of Poland
  (Polish Zloty)
    06-12-02  12.00                      18,900,000(c)        4,960,951
 Govt of Russia
  (Russian Ruble)
    09-27-00  14.00                      25,337,218(b,c)         32,789
    12-15-20   6.63                      11,600,000(c,f)        826,500
  (Russian Ruble) Zero Coupon
    01-27-99  10.00                      46,597,000(b,c,f,m)         --
    05-05-99  --                          7,747,000(b,c,f,m)         --
  (U.S. Dollar)
    07-24-05   8.75                        2,725,000(c,e)       599,500
    06-24-28  12.75                        1,230,000(c,e)       328,256
    12-29-49   6.63                       13,109,370(c)       1,343,710
 Province of Mendoza
  (U.S. Dollar)
    09-04-07  10.00                        3,200,000(c,e)     2,060,000
 Republic of Argentina
  (Argentine Peso)
    07-10-02   8.75                        8,500,000(c,e)     6,802,517
    07-10-02   8.75                        2,500,000(c)       2,000,740
    02-12-07  11.75                        8,500,000(c)       6,805,313
  (U.S. Dollar)
    12-04-05  11.00                        5,500,000(c)       4,950,000
 Republic of Colombia
  (U.S. Dollar)
    02-15-27   8.38                        5,000,000(c,d)     3,737,500
 Republic of Korea
  (U.S. Dollar)
    04-15-08   8.88                        4,500,000(c)       4,756,703
 Republic of Philippines
  (U.S. Dollar)
    01-15-19   9.88                        4,500,000(c)       4,473,806
 Resolution Funding Corp
    10-15-19   8.13                       38,059,000         47,237,293
 U.S. Treasury
    11-30-99   5.63                       14,000,000         14,072,667
    11-15-00   5.75                        5,000,000          5,047,991
    05-15-02   7.50                        6,170,000          6,574,184
    06-30-02   6.25                       17,000,000(d)      17,512,317
    08-15-02   6.38                       10,900,000         11,272,782
    03-31-03   5.50                        7,500,000          7,554,049
    08-15-04   7.25                        8,200,000          8,933,241
    11-15-05   5.88                       40,000,000         41,098,764
    05-15-16   7.25                       12,700,000(o)      14,671,186
    11-15-16   7.50                       39,750,000         47,064,270

    02-15-21   7.88%                      $3,700,000         $4,624,957
 United Kingdom Treasury
  (British Pound)
    06-10-03   8.00                        9,500,000(c)      17,147,234
 United Mexican States
  (U.S. Dollar)
    02-17-09  10.38                        9,000,000(c)       8,910,000
    12-31-19   6.25                       15,000,000(c)      11,193,750
    05-15-26  11.50                        8,250,000(c,d)     8,652,188
 Total                                                      331,015,562


 Mortgage-backed securities (12.6%)
 Federal Home Loan Mtge Corp
    05-01-07   9.00                        4,478,970          4,629,688
    03-01-13   5.50                        4,637,752          4,512,688
    08-01-24   8.00                        3,740,495          3,894,266
    01-01-25   9.00                        1,033,073          1,095,884
    07-01-28   6.00                        9,780,732          9,491,222
    09-01-28   6.00                       29,600,854         28,730,911
  Collateralized Mtge Obligation
    03-15-22   7.00                       10,455,000         10,451,276
    04-15-22   8.50                       10,000,000         10,461,700
    07-15-22   7.00                       12,940,000         12,958,763
 Federal Natl Mtge Assn
    09-01-07   8.50                        4,925,780          5,089,957
    11-01-21   8.00                          393,225            410,676
    04-01-22   8.00                        2,465,476          2,574,894
    04-01-23   8.50                        4,819,646          5,105,162
    06-01-24   9.00                        4,861,088          5,200,683
    02-01-27   7.50                       10,671,249         10,958,519
    09-01-28   6.50                       14,797,658         14,704,433
    10-01-28   6.00                       20,223,743         19,612,379
    11-01-28   6.00                        9,095,722          8,820,758
    11-01-28   6.50                       19,864,532         19,740,378
    01-01-29   6.50                       19,958,544         19,832,805
    12-01-29   6.50                       24,879,889         24,723,147
  Collateralized Mtge Obligation
    05-18-26   5.00                       10,000,000          9,168,219
 Govt Natl Mtge Assn
    06-20-24   6.88                        3,896,965(j)       3,974,904
 Total                                                      236,143,312


 Aerospace & defense (0.6%)
 BE Aerospace
  Sr Sub Nts
    11-01-08   9.50                        2,500,000          2,656,250
  Sr Sub Nts Series B
    02-01-06   9.88                        5,000,000          5,187,500
 L-3 Communications
  Sr Sub Nts Series B
    05-01-07  10.38                        1,710,000          1,885,275
 Newport News Shipbuilding
  Sr Nts
    12-01-06   8.63                        1,250,000          1,340,625
 Total                                                       11,069,650

See accompanying notes to investments in securities.

Issuer   Coupon                            Principal            Value(a)
           rate                               amount

 Airlines (0.3%)
 AMR
    05-15-01   9.50%                      $4,500,000         $4,801,234

 Automotive & related (1.2%)
 Arvin Capital
  Company Guaranty
    02-01-27   9.50                        5,000,000          5,421,936
 Ford Motor Credit
    01-15-03   7.50                        5,000,000          5,249,624
 Hayes Lemmerz Intl
  Company Guaranty Series B
    07-15-07   9.13                        3,000,000          3,172,500
 MSX Intl
  Company Guaranty
    01-15-08  11.38                        2,450,000          2,431,625
 Trident Automotive
  Sr Sub Nts Series B
    12-15-05  10.00                        5,300,000          5,459,000
 Total                                                       21,734,685


 Banks and savings & loans (4.7%)
 Banca Commercial Italian
  (U.S. Dollar)
    07-15-07   8.25                        5,000,000(c)       5,449,519
 Bank One
  Medium-term Nts Series A
    02-17-09   6.00                       15,000,000         14,573,371
 BankBoston Capital
  Company Guaranty Series B
    12-15-26   8.25                        5,000,000          5,114,985
 Crestar Capital
  Company Guaranty
    12-15-26   8.16                        5,000,000          5,357,621
 Cullen/Frost Capital
  Series A
    02-01-27   8.42                        5,000,000          5,107,640
 Dao Heng Bank
  (U.S. Dollar) Sub Nts
    01-24-07   7.75                        9,000,000(c,e)     7,139,159
 Fleet Financial Group
    06-15-01   9.90                        5,000,000          5,421,692
    12-01-01   9.00                        5,000,000          5,384,056
 Greenpoint Capital
  Company Guaranty
    06-01-27   9.10                        2,500,000          2,704,574
 Mellon Capital
  Company Guaranty Series A
    12-01-26   7.72                        2,000,000          2,053,075
 Morgan (JP)
  Sr Sub Medium-term Nts Series A
    02-15-12   4.00                       13,400,000(h)      11,901,477

 Provident Trust
  Company Guaranty
    04-15-28   8.29%                      $5,500,000         $5,847,224
 Union Planters Bank
  Sub Nts
    03-15-18   6.50                        5,000,000          4,853,989
 US Capital
    02-01-27   8.41                        3,500,000(e)       3,585,109
 Washington Mutual Capital
  Company Guaranty
    06-01-27   8.38                        3,000,000(e)       3,238,584
 Wilshire Financial Services
  Series B
    08-15-04  13.00                        6,000,000(b)         960,000
 Total                                                       88,692,075

 Building materials & construction (0.5%)
 Masco
    10-01-01   9.00                        5,000,000          5,378,848
 Tyco Intl Group
  (U.S. Dollar) Company Guaranty
    01-15-29   6.88                        4,300,000(c)       4,237,850
 Total                                                        9,616,698

 Chemicals (0.3%)
 Allied Waste North America
  Sr Nts
    01-01-09   7.88                        4,950,000(e)       5,011,875


 Commercial finance (0.1%)
 Netia Holdings
  (U.S. Dollar) Company Guaranty Series B
    11-01-07  10.25                        2,000,000(c)       1,885,000


 Communications equipment & services (3.3%)
 Celcaribe
  Sr Nts
    03-15-04  13.50                        1,700,000          1,440,750
  Units
    03-15-04  13.50                        1,450,000(e)       2,584,625
 Comcast Cellular Holdings
  Sr Nts Series B
    05-01-07   9.50                        3,000,000          3,423,750
 EchoStar DBS
  Sr Nts
    02-01-09   9.38                        2,050,000(e)       2,065,375
 Iridium LLC/Capital
  Company Guaranty Series A
    07-15-05  13.00                        4,000,000          3,280,000
 IXC Communications
  Sr Sub Nts
    04-15-08   9.00                        2,000,000          2,120,000

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Special Income Fund



                                                    (Percentages represent
                                                      value of investments
                                                    compared to net assets)

Bonds (continued)

Issuer   Coupon                         Principal             Value(a)
           rate                            amount

 KMC Telecom Holdings
  Zero Coupon Sr Disc Nts
    02-15-03  12.68%                   $3,000,000(g)       $1,590,000
 Level 3 Communications
  Sr Nts
    05-01-08   9.13                     1,375,000           1,340,625
 MJD Communications
  Sr Sub Nts Series B
    05-01-08   9.50                     1,000,000           1,010,000
 Nextel Communications
  Sr Disc Nts
    01-15-04  10.13                     4,000,000           4,060,000
 NTL
  Zero Coupon Sr Nts
    10-01-03   7.87                     9,625,000(g)        6,605,156
  Zero Coupon Sr Nts Series B
    02-01-01  11.48                     5,000,000(g)        4,350,000
 PhoneTel Technologies
  Sr Nts
    12-15-06  12.00                     8,500,000(b)        3,825,000
 Poland Telecom
  (U.S. Dollar) Company Guaranty
    06-01-04  14.00                     5,000,000(c)        2,750,000
 RCN
  Zero Coupon Sr Disc Nts Series B
    02-15-03   9.80                     2,870,000(g)        1,549,800
 TCI Telecommunications
  Sr Nts
    02-15-28   7.13                     2,000,000           2,111,928
 Telehub Communications
  Zero Coupon Company Guaranty
    07-31-01  13.88                     2,500,000(g)        1,521,875
 Triton Communications
  Zero Coupon Company Guaranty
    05-01-03  13.92                     2,000,000(g)        1,135,000
 US West Capital Funding
  Company Guaranty
    07-15-28   6.88                     9,250,000           9,407,800
 Versatel Telecom
  (U.S. Dollar) Sr Nts
    05-15-08  13.25                     5,500,000(c)        5,637,500
 Total                                                     61,809,184


 Computers & office equipment (0.8%)
 At Home
  Cv Sub Deb
    12-12-18    .53                     1,250,000(e)          935,738
 Globix
  Sr Nts
    05-01-05  13.00                     3,410,000           3,034,900
 Hewlett-Packard
  Zero Coupon Cv Sub Nts
    10-15-17   3.12                     5,000,000(e,f)      2,737,500

 PSINet
  Sr Nts Series B
    02-15-05  10.00%                   $3,005,000          $3,125,200
 Solectron
  Cv Sub Nts
    01-27-19   4.00                     5,500,000(e)        2,626,250
 Verio
  Sr Nts
    12-01-08  11.25                     2,250,000(e)        2,430,000
 Total                                                     14,889,588


 Electronics (0.8%)
 Hyundai Semiconductor
  (U.S. Dollar) Sr Nts
    05-15-07   8.63                     8,500,000(c,e)      7,470,782
 Kent Electronics
  Cv Sub Nts
    09-01-04   4.50                     1,250,000             965,625
 STMicroelectronics
  (U.S. Dollar) Zero Coupon Cv Sub Nts
    06-10-08    .50                     2,150,000(c,f)      1,999,436
 Thomas & Betts
    01-15-06   6.50                     4,500,000           4,526,721
 Total                                                     14,962,564

 Energy (3.5%)
 Forcenergy
  Sr Sub Nts
    11-01-06   9.50                     2,100,000             756,000
 Gulf Canada Resources
  (U.S. Dollar)
    08-15-99   9.00                     5,000,000(c)        5,034,996
 Honam Oil Refinery
  (U.S. Dollar)
    10-15-05   7.13                     9,000,000(c,e)      8,234,999
 Lodestar Holdings
  Company Guaranty
    05-15-05  11.50                     5,000,000           4,212,500
 Michael Petroleum
  Sr Nts Series B
    04-01-05  11.50                     1,250,000             904,688
 Occidental Petroleum
  Medium-term Nts
    06-01-00  10.98                     5,000,000           5,232,707
  Medium-term Nts with attached put
    08-01-19   9.25                     8,725,000           9,624,392
 Oryx Energy
    04-01-01  10.00                     5,000,000           5,325,557
 PDV America
  Sr Nts
    08-01-03   7.88                     7,500,000           6,718,316

See accompanying notes to investments in securities.

Issuer   Coupon                         Principal             Value(a)
           rate                            amount

 Pennzenergy
  Cv
    08-15-08   4.90%                   $1,250,000          $1,218,750
 R & B Falcon
    04-15-08   6.95                     5,000,000           4,051,864
 Roil
  (U.S. Dollar)
    12-05-02  12.78                     5,220,000(c,e)        939,600
 Swift Energy
  Cv Sub Nts
    11-15-06   6.25                     1,090,000             784,800
 Union Pacific Resources
    05-15-28   7.15                     7,500,000           6,593,057
 USX
    03-01-08   6.85                     6,500,000           6,351,226
 Total                                                     65,983,452


 Energy equipment & services (0.7%)
 DI Inds
  Sr Nts
    07-01-07   8.88                     2,250,000           1,665,000
 Global Marine
    09-01-07   7.13                    10,000,000          10,034,610
 Pride Intl
  Zero Coupon Cv Sub Deb
    04-24-18   5.84                     5,000,000(f)        1,100,000
 Total                                                     12,799,610


 Financial services (4.1%)
 Airplanes GPA Cl D
  (U.S. Dollar) Series 1
    03-15-19  10.88                     2,750,000(c)        2,982,100
 AirTours
  (British Pound) Cv Sub Nts
    01-05-04   5.75                       750,000(c)        1,409,594
 American General Finance
  Sr Nts
    11-01-03   5.75                     5,000,000           4,941,383
 Arcadia Financial
  Sr Nts
    03-15-07  11.50                     3,645,000           2,947,894
 Associates
    11-01-03   5.75                     6,700,000           6,650,892
 Beneficial
  Medium-term Nts
    02-18-13   6.25                    10,000,000          10,048,213
 California Infrastructure-
  Southern California Edison
    03-25-02   6.14                     9,235,000           9,290,410
 Ford Capital
    05-15-02   9.88                     5,000,000           5,552,632
 Household Finance
    04-01-00   9.55                     6,500,000           6,749,189

 Marlin Water Trust
  Sr Nts
    12-15-01   7.09%                  $10,000,000         $10,010,936
 Ohio Savings Capital
  Company Guaranty
    06-03-27   9.50                     5,000,000           5,846,799
 Salomon
  Medium-term Sr Nts Series D
    10-06-99   6.99                     5,000,000           5,049,700
 SASCO
    02-25-28   6.76                     2,500,000           2,509,000
 Tjiwi Kimia Finance Mauritius
  (U.S. Dollar) Company Guaranty
    08-01-04  10.00                    4,350,000(c)         2,305,500
 Total                                                     76,294,242

 Food (0.3%)
 Ameriserve Food Distributions
  Company Guaranty
    07-15-07  10.13                    2,500,000            2,134,375
 Daya Guna
  (U.S. Dollar) Company Guaranty
    06-01-07  10.00                    4,750,000(c,e)       2,994,014
 Total                                                      5,128,389


 Furniture & appliances (0.3%)
 Interface
  Sr Sub Nts Series B
    11-15-05   9.50                    5,000,000            5,287,500


 Health care (0.7%)
 Elan Finance
  Zero Coupon Cv Company Guaranty
    12-14-18   7.28                    2,500,000(e,f)       1,503,125
 Lilly (Eli)
    01-01-36   6.77                   10,000,000            9,958,366
 Sepracor
  Cv
    12-15-05   7.00                    2,000,000(e)         2,465,000
 Total                                                     13,926,491


 Health care services (1.9%)
 Abbey Healthcare Group
  Sr Sub Nts
    11-01-02   9.50                      250,000              245,625
 Columbia/HCA Healthcare
    06-15-25   7.69                    4,260,000            3,754,199
 Fountain View
  Company Guaranty Series B
    04-15-08  11.25                    2,150,000            1,886,625

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Special Income Fund


                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

Bonds (continued)
Issuer   Coupon                         Principal              Value(a)
           rate                            amount

 Magellan Health Services
  Sr Sub Nts
    02-15-08   9.00%                   $2,500,000           $2,162,500
 Novacare
  Cv Sub Deb
    01-15-00   5.50                     2,950,000            2,079,750
 Owens & Minor
  Company Guaranty Sr Sub Nts
    06-01-06  10.88                     4,550,000            4,874,188
 Oxford Health Plans
  Sr Nts
    05-15-05  11.00                     1,125,000(e)         1,147,500
 Service Corp Intl
    03-15-20   6.30                    11,000,000           10,800,868
 Tenet Healthcare
  Sr Sub Nts
    12-01-08   8.13                     9,000,000(e)         8,929,734
 Total                                                      35,880,989


 Household products (0.4%)
 Chattem
  Company Guaranty Series B
    04-01-08   8.88                     2,200,000            2,233,000
 Revlon Consumer Products
  Sr Nts
    02-01-06   8.13                     4,250,000            4,048,125
 Scotts
  Sr Sub Nts
    01-15-09   8.63                       585,000(e)           601,088
 Total                                                       6,882,213

 Industrial equipment & services (0.8%)
 AGCO
  Sr Sub Nts
    03-15-06   8.50                     1,025,000              954,531
 Case
    08-01-05   7.25                     5,475,000            5,544,245
 Clark Equipment
    03-01-01   9.75                     5,000,000            5,332,062
 Terex
  Company Guaranty
    04-01-08   8.88                     3,800,000(d)         3,771,500
 Total                                                      15,602,338


 Insurance (2.3%)
 Americo Life
  Sr Sub Nts
    06-01-05   9.25                     4,500,000            4,606,875
 Berkshire Hathaway
  Cv Sr Nts
    12-02-01   1.00                       800,000            1,422,000
 Executive Risk Capital
  Company Guaranty Series B
    02-01-27   8.68                     3,500,000            3,786,691

 Nationwide CSN Trust
    02-15-25   9.88%                  $10,500,000(e)       $12,390,235
 New England Mutual
    02-15-24   7.88                     5,000,000(e)         5,046,115
 SAFECO Capital
  Company Guaranty
    07-15-37   8.07                    10,000,000           10,096,007
 Veritas Holdings
  (U.S. Dollar) Sr Nts
    12-15-03   9.63                     2,545,000(c)         2,538,638
 Zurich Capital
  (U.S. Dollar) Company Guaranty
    06-01-37   8.38                     3,750,000(c,e)       4,040,512
 Total                                                      43,927,073


 Leisure time & entertainment (3.5%)
 AMC Entertainment
  Sr Sub Nts
    02-01-11   9.50                     5,000,000(e)         4,900,000
 Coast Hotels & Casino
  Company Guaranty Series B
    12-15-02  13.00                     1,600,000            1,882,000
 Hammons (JQ) Hotels
  1st Mtge
    02-15-04   8.88                     3,400,000            3,213,000
 Loews Cineplex Entertainment
  Sr Sub Nts
    08-01-08   8.88                     4,500,000            4,477,500
 Premier Parks
  Sr Nts
    04-01-06   9.25                     2,150,000            2,316,625
  Zero Coupon Sr Disc Nts
    04-01-03  10.00                     5,250,000(g)         3,681,563
 Speedway Motorsports
    08-15-07   8.50                     4,000,000            4,205,000
 Time Warner
    08-15-04   7.98                     1,500,000            1,616,457
    08-15-06   8.11                     3,000,000            3,318,776
    08-15-07   8.18                     3,000,000            3,358,770
    02-01-24   7.57                    20,000,000           21,606,868
  Sr Nts
    01-15-28   6.95                     5,000,000            5,068,301
 Trump Holdings & Funding
  Sr Nts
    06-15-05  15.50                     2,500,000            2,493,750
 United Artists Theatres
  Series 1995A
    07-01-15   9.30                     4,722,378            4,257,601
 Total                                                      66,396,211


 Media (5.3%)
 Ackerley Group
  Sr Sub Nts
    01-15-09   9.00                     2,850,000            2,964,000

See accompanying notes to investments in securities.

Issuer   Coupon                         Principal             Value(a)
           rate                            amount

 Australis Media
  (U.S. Dollar)
    11-01-00  14.00%                     $397,098(c)          $322,069
    05-15-03  15.75                        81,770(b,c)               8
  (U.S. Dollar) Zero Coupon
    05-15-03  15.75                    10,000,000(b,c,g)         1,000
 Benedek Broadcasting
  Sr Nts
    03-01-05  11.88                     1,500,000            1,623,750
 Chancellor Media
  Sr Nts
    11-01-08   8.00                    10,000,000(e)        10,600,000
 Clear Channel Communications
  Cv Sr Nts
    04-01-03   2.63                     2,000,000            2,275,000
 Comcast Cable Communications
    11-15-08   6.20                     6,100,000            6,046,810
 Cox Communications
    06-15-25   7.63                    10,000,000           11,108,143
 CSC Holdings
  Sr Sub Deb
    05-15-16  10.50                     5,000,000            6,075,000
 Emmis Communications
  Sr Sub Nts
    03-15-09   8.13                     1,800,000(e)         1,804,500
 Globo Communicacoes Participacoes
  (U.S. Dollar) Sr Nts
    12-05-08  10.63                     8,000,000(c,e)       4,440,000
 Groupe Videotron
  (U.S. Dollar) Sr Nts
    02-15-05  10.63                     2,000,000(c)         2,167,500
 Heritage Media
  Sr Sub Nts
    02-15-06   8.75                     2,000,000            2,147,500
 Lamar Advertising
  Company Guaranty
    12-01-06   9.63                     1,350,000            1,461,375
 Liberty Group Operating
  Company Guaranty
    02-01-08   9.38                     1,075,000            1,096,500
 MDC Communications
  (U.S. Dollar) Sr Sub Nts
    12-01-06  10.50                     1,700,000(c)         1,717,000
 News America Holdings
    10-15-12  10.13                    10,000,000           11,447,668
 Rogers Cablesystems
  (Canadian Dollar)
    01-15-14   6.56                     2,700,000(c)         1,836,021
 Spanish Broadcasting System
    06-15-02  12.50                     1,680,000            1,856,400
 STC Broadcasting
  Sr Sub Nts
    03-15-07  11.00                     6,750,000            7,197,188
 TCI Communications
    08-01-15   8.75                     5,000,000            6,170,841

 Telewest Communication
  (British Pound) Cv
    02-19-07   5.25%                    1,020,000(c)        $1,661,578
 Time Warner Entertainment
  Sr Nts
    07-15-33   8.38                     2,500,000            2,985,948
 TV Azteca
  (U.S. Dollar)
    02-15-07  10.50                     2,500,000(c)         2,025,000
 Veninfotel
  (U.S. Dollar) Cv Pay-in-kind
    03-01-02  10.00                     6,037,500(c,k,n)     9,056,250
 Total                                                     100,087,049

 Metals (1.9%)
 Alcan Aluminum
  (U.S. Dollar)
    01-15-22   8.88                     6,750,000(c)         7,334,024
 Bar Technologies
  Company Guaranty
    04-01-01  13.50                     4,500,000(e)         4,747,500
 EnviroSource
  Sr Nts
    06-15-03   9.75                       890,000              772,075
  Sr Nts Series B
    06-15-03   9.75                     2,100,000            1,821,750
 Grupo Minero Mexico
  (U.S. Dollar) Company Guaranty Series A
    04-01-08   8.25                     4,500,000(c)         3,825,000
 Imexsa Export Trust
  (U.S. Dollar)
    05-31-03  10.13                     4,604,820(c,e)       4,167,362
 Southern Peru Copper
  (U.S. Dollar)
    05-30-07   7.90                     2,000,000(c)         1,801,552
 WMC Finance USA
  (U.S. Dollar)
    11-15-13   7.25                    10,000,000(c)        10,613,981
 Total                                                      35,083,244

 Miscellaneous (4.0%)
 Adams Outdoor Advertising
  Sr Nts
    03-15-06  10.75                     4,500,000            4,910,625
 Advance Stores
  Company Guaranty Series B
    04-15-08  10.25                     3,700,000            3,792,500
 Advanced Glassfiber Yarn
  Sr Sub Nts
    01-15-09   9.88                     1,770,000(e)         1,792,125
 Alliance Imaging
  Sr Sub Nts
    12-15-05   9.63                     3,000,000            2,955,000

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Special Income Fund


                                                 (Percentages represent
                                                   value of investments
                                                 compared to net assets)

Bonds (continued)

Issuer   Coupon                           Principal           Value(a)
           rate                              amount

 Azteca Holdings
  (U.S. Dollar)
    06-15-02  11.00%                     $3,500,000(c,d)    $2,992,500
 Bistro Trust
  Sub Nts
    12-31-02   9.50                      10,000,000(e)       9,581,000
 Colonial Capital
  Company Guaranty Series A
    01-15-27   8.92                       3,000,000          2,978,082
 Continucare
  Cv Sr Sub Nts
    10-31-02   8.00                       1,000,000            342,500
 CTI Holdings
  (U.S. Dollar) Zero Coupon Sr Nts
    04-15-08  11.50                       3,325,000(c,g)     1,463,000
 Delphes  2
  (U.S. Dollar)
    05-05-09   7.75                       4,500,000(c)       4,455,000
 FCB/NC Capital
  Company Guaranty
    03-01-28   8.05                       4,625,000          4,844,934
 Great Central Mines
  (U.S. Dollar) Sr Nts
    04-01-08   8.88                       2,500,000(c,e)     2,475,000
 Guangdong Enterprises
  (U.S. Dollar) Sr Nts
    05-22-07   8.88                       3,600,000(c,e)     1,170,398
 Jasmine Submarine Telecom
  (U.S. Dollar) Sr Nts
    05-30-11 8.48                         1,172,625(c,e)       954,272
Jorgensen (Earle M)
  Sr Nts
    04-01-05   9.50                       1,225,000          1,127,000
 Network Associates
  Zero Coupon Cv Sub Deb
    02-13-18   3.24                       3,700,000(f)       1,752,875
 Nextel Partners
  Zero Coupon Sr Disc Nts
    02-01-04  13.60                       9,600,000(e,g)     5,076,000
 NSM Steel
  Company Guaranty
    02-01-06  12.00                       2,125,000(b,e)       425,000
    02-01-08  12.25                       5,300,000(b,e)       477,000
 Outsourcing Solutions
  Sr Sub Nts Series B
    11-01-06  11.00                       1,775,000          1,748,375
 Pindo Deli Finance Mauritius
  (U.S. Dollar) Company Guaranty
    10-01-07  10.75                       2,200,000(c)       1,166,000
 Provident Companies
    03-15-38   7.41                      11,000,000         10,950,775
 PTC Intl Finance
  (U.S. Dollar) Zero Coupon Company Guaranty
    07-01-02  10.75                       6,000,000(c,g)     4,290,000

 Purina Mills
  Sr Sub Nts
    03-15-10   9.00%                     $1,475,000         $1,380,969
 Stellex Inds
  Sr Sub Nts Series B
    11-01-07   9.50                       1,500,000          1,306,875
 Transamerica Energy
    06-15-02  11.50                       1,000,000            300,000
  Zero Coupon
    06-15-99  13.00                       2,100,000(g)         630,000
 Total                                                      75,337,805

 Multi-industry conglomerates (2.1%)
 Packaged Ice
  Company Guaranty Series B
    02-01-05   9.75                       8,525,000          8,727,469
 Pierce Leahy
  Sr Sub Nts
    07-15-06  11.13                         812,000(e)         899,290
 Prime Succession
  Sr Sub Nts
    08-15-04  10.75                       1,635,000          1,177,200
 Tenneco
    06-15-07   7.63                       6,000,000          6,061,016
 US Inds/USI America Holdings
  Company Guaranty
    10-15-03   7.13                      10,000,000(e)       9,804,109
 USI American Holdings
  Sr Nts Series B
    12-01-06   7.25                       5,000,000          5,072,982
 Westinghouse Electric
    06-01-01   8.88                       5,000,000          5,229,661
 Xerox
  Cv Sub Deb
    04-21-18    .57                       3,200,000(e)       1,945,504
 Total                                                      38,917,231


 Paper & packaging (2.2%)
 APP Intl Finance
  (U.S. Dollar)
    10-01-05  11.75                       5,000,000(c)       3,327,358
 Chesapeake
    05-01-03   9.88                       5,000,000          5,660,213
 Crown Cork & Seal
    04-15-23   8.00                       5,000,000          4,874,418
 Gaylord Container
  Sr Nts
    06-15-07   9.75                       2,200,000          2,101,000
  Sr Nts Series B
    06-15-07   9.38                       5,000,000          4,662,500
 Graham Packaging/GPC Capital
  Company Guaranty Series B
    01-15-08   8.75                       2,500,000          2,540,625

See accompanying notes to investments in securities.

Issuer   Coupon                           Principal           Value(a)
           rate                              amount

 Owens-Illinois
  Sr Nts
    05-15-04   7.85%                     $5,000,000         $5,120,724
 Repap New Brunswick
  (U.S. Dollar) Sr Nts
    04-15-05  10.63                       2,000,000(c)       1,510,000
 Riverwood Intl
  Company Guaranty
    04-01-08  10.88                       3,750,000          3,482,813
 Silgan Holdings
    06-01-09   9.00                       4,125,000          4,238,438
 Stone Container
  Sr Sub Deb
    04-01-02  12.25                       3,000,000          3,022,500
 Total                                                      40,540,589

 Restaurants & lodging (0.5%)
 Domino's
  Sr Sub Nts
    01-15-09  10.38                       3,275,000(e)       3,381,438
 Extended Stay America
  Sr Sub Nts
    03-15-08   9.15                       4,750,000          4,524,375
 Signature Resorts
  Sr Nts
    05-15-06   9.25                       1,900,000          1,824,000
 Total                                                       9,729,813
Retail (1.6%)
 Amazon.com
  Zero Coupon Sr Disc Nts
    05-01-03  10.00                       4,850,000(g)       3,110,063
 Costco Companies
  Zero Coupon Cv Sub Nts
    08-19-17    .82                       1,250,000(f)       1,153,125
 Dayton Hudson
    12-01-22   8.50                       3,000,000          3,282,528
 Eye Care Centers of America
  Sr Sub Nts
    05-01-08   9.13                       4,000,000(e)       3,690,000
 Home Depot
  Cv Sub Nts
    10-01-01   3.25                         500,000          1,287,500
 Kroger
  Sr Nts
    07-15-06   8.15                       3,000,000          3,324,610
 Rite Aid
  Cv Sub Nts
    09-15-02   5.25                         875,000          1,111,250
 Wal-Mart CRAVE Trust
    07-17-06   7.00                      12,237,423(e)      12,400,669
 Total                                                      29,359,745

 Textiles & apparel (0.4%)
 Texon Intl
  (Deutsche Mark) Sr Nts
    02-01-08   3.11%                      4,000,000(c)      $1,978,822
 VF Corp
    05-01-01   9.50                       5,000,000          5,344,864
 Total                                                       7,323,686

 Transportation (1.0%)
 Greater Beijing
  (U.S. Dollar) Sr Nts
    06-15-04   9.25                       3,000,000(c)       1,710,000
    06-15-07   9.50                       5,500,000(c)       2,970,000
 Hermes Europe Rail
  (U.S. Dollar) Sr Nts
    01-15-09  10.38                       6,600,000(c,e)     6,979,500
 Navigator Gas Transportation
  (U.S. Dollar)
    06-30-07  10.50                       3,000,000(c,e)     2,381,250
 Zhuhai Highway
  (U.S. Dollar) Sub Nts
    07-01-08  12.00                      10,000,000(c,e)     5,350,000
 Total                                                      19,390,750

 Utilities -- electric (5.8%)
 Boston Edison
    06-01-20   9.88                       5,000,000          5,405,786
 Cleveland Electric Illuminating
    07-01-00   7.19                       5,000,000          5,068,540
    07-01-04   7.67                       2,000,000          2,098,428
  1st Mtge Series B
    05-15-05   9.50                      11,000,000         11,758,704
 CMS Energy
  Sr Nts
    05-15-02   8.13                       5,000,000          5,150,765
 Connecticut Light & Power
  1st Mtge Series C
    06-01-02   7.75                       5,000,000          5,141,268
 Espirito Santo-Escelsa
  (U.S. Dollar)
    07-15-07  10.00                         815,000(c)         456,400
 Hydro-Quebec
  (U.S. Dollar) Local Govt Guaranty Series 1989HH
    12-01-29   8.50                       20,000,000(c)     24,386,731
 Korea Electric Power
  (U.S. Dollar)
    02-01-27   7.00                        6,200,000(c)      5,741,979
 Midland Cogeneration
  Series 1991-C
    07-23-02  10.33                        1,245,926         1,328,469

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Special Income Fund


                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

Bonds (continued)

Issuer   Coupon                             Principal         Value(a)
           rate                                amount

 Midland Funding
  Series 1994-C
    07-23-02  10.33%                       $1,073,274      $1,144,378
  Series A
    07-23-05  11.75                         5,000,000       5,731,250
 Natl Power
  (U.S. Dollar) Foreign Govt Guaranty
    12-15-16   8.40                         7,500,000(c)    5,711,916
 Sithe Independence Funding
  Series A
    12-30-13   9.00                         7,500,000       8,446,584
 Texas Utilities Electric
  Medium-term Nts 1st Mtge Series B
    03-01-02   9.70                         6,000,000       6,562,499
 Texas-New Mexico Power
  1st Mtge Series U
    09-15-00   9.25                         3,500,000       3,626,875
 TU Electric Capital
  Company Guaranty
    01-30-37   8.18                        10,000,000      10,529,304
 Total                                                    108,289,876

 Utilities -- telephone (6.2%)
 Bell Atlantic
    08-01-31   9.00                         7,500,000       8,238,136
 Bell Atlantic Financial Services
  Cv
    09-15-05   4.25                         2,375,000(e)    2,657,031
 Bell Telephone of Pennsylvania
    03-15-33   7.38                        10,000,000       9,981,001
 Call-Net Enterprises
  (U.S. Dollar) Sr Nts
    08-15-08   8.00                         3,625,000(c)    3,461,875
 Geotek Communications
  Cv Sr Sub Nts
    02-15-01  12.00                         4,135,000(b)        5,169
 Grupo Iusacell
  (U.S. Dollar)
    07-15-04  10.00                         1,500,000(c)    1,365,000
 Intermedia Communications
  Sr Nts
    03-01-09   9.50                         5,000,000(e)    4,975,000
  Sr Nts Series B
    11-01-07   8.88                         5,600,000       5,376,000
    06-01-08   8.60                         3,500,000(e)    3,316,250
  Zero Coupon Sr Disc Nts
    05-15-01   8.97                         1,000,000(g)      820,000

 McLeod USA
  Sr Nts
    03-15-08   8.38%                       $1,535,000      $1,565,700
    02-15-09   8.13                         5,000,000(e)    4,962,500
 Metrocall
  Sr Sub Nts
    10-01-07  10.38                         1,750,000       1,701,875
 MetroNet Communications
  (U.S. Dollar) Sr Nts
    11-01-08  10.63                         4,000,000(c,e)  4,490,000
  (U.S. Dollar) Zero Coupon Sr Disc Nts
    06-15-03   9.95                         3,800,000(c,g)  2,622,000
 Omnipoint Communications
  Sr Nts
    08-15-06  11.63                        10,000,000       7,962,500
 Paging Network
  Sr Sub Nts
    08-01-07  10.13                         3,250,000       2,827,500
 Philippine Long Distance Telephone
  (U.S. Dollar) Medium-term Nts Series E
    03-06-07   7.85                         3,000,000(c,d,e)2,563,432
    03-06-17   8.35                         8,000,000(c,e)  6,184,872
 Qwest Communications Intl
    11-01-08   7.50                        13,250,000(e)   13,978,749
  Sr Nts
    11-01-08   7.25                         1,750,000(e)    1,776,250
 Rogers Cantel
  (U.S. Dollar)
    06-01-08   9.38                         4,650,000(c)    5,132,438
 RSL Communications
  (U.S. Dollar) Company Guaranty
    11-15-06  12.25                         6,150,000(c)    6,657,375
 U S WEST Communications
    11-10-26   7.20                         6,000,000       5,970,579
 WorldCom
    04-01-07   7.75                         7,000,000       7,662,195
 Total                                                    116,253,427

 Municipal bonds (0.4%)
 New Jersey Economic Development
  Authority State Pension      Funding
  Revenue Bond (MBIA Insured)
    02-15-29   7.43                         7,000,000(l)    7,816,900

 Total bonds
 (Cost: $1,798,033,814)                                $1,737,870,050

See accompanying notes to investments in securities.

Common stocks (0.1%)

Issuer                          Shares         Value(a)

 BayCorp Holdings                   28(b)         $124
 Celcaribe                     276,420(b)    1,105,680
 Intermedia Communications       3,727(b)       67,552
 Nextel Communications Cl A      6,197(b)      186,297
 Specialty Foods                15,000(b)          300

 Total common stocks
 (Cost: $519,580)                           $1,359,953



Preferred stocks & other (1.9%)

 Bar Technologies
   Warrants                      4,500        $247,500
 Bell Technology
   Warrants                      3,410         170,500
 CNF Trust I
   5.00% Cv Series A            34,000       2,031,500
 Coltec Capital
   5.25% Cv                     45,500(e)    1,814,313
 Dairy Mart
   Warrants                     10,000(e)        2,700
 Federal-Mogul Finance Trust
   7.00% Cm Cv                  18,500       1,077,625
 Finova Finance Trust
   5.50% Cv                     33,000       2,359,500
 Geotek Communications
   Warrants                    250,000(m)           --
 Houston Inds
   7.00% Cv ACES                11,250(i)    1,231,875
 Intermedia Communications
   7.00% Cv Series F           150,000       2,456,250
 Intl Paper Capital
   5.25% Cm Cv                  26,250       1,275,803
 KMC Telecom Holdings
   Warrants                      3,000           7,500
 Lincoln Natl
   7.75% Cm Cv                  84,000(d)    2,194,500
 MediaOne Group
   4.50% Cm Cv Series D         10,750       1,171,750

 Nakornthai Strip Mill
   Warrants                  3,355,391              $3
 Newell Financial Trust
   5.25% Cm Cv                  25,000       1,296,875
 Owens-Illinois
   Cv                           40,000       1,555,000
 Paxson Communications
   12.50% Pay-in-kind
      Exchangeable              43,180(n)    3,950,970
 Poland Telecom
   Warrants                      5,000              50
 Price Communications
   Warrants                     23,048       1,140,876
 Republic of Argentina
   Warrants                      5,500(c)      126,500
 Suiza Capital
   5.50% Cm Cv                  21,800(e)      790,250
   5.50% Cv                     39,300       1,424,625
 TCI Pacific
   Communications Cl A           3,325       1,123,850
 Telehub Communications
   Warrants                      2,500          25,000
 Tosco Financing Trust
   5.75% Cv                     37,500       1,631,250
 Tower Automotive Capital
   6.75% Cv                     40,000       1,690,000
 Unifi Communications
   Warrants                      7,000              70
 Union Pacific Capital
   6.25% Cm Cv                  37,500       1,762,500
 Versatel
   Warrants                      5,500         220,000
 Wendys Financing
   5.00% Cm Cv Series A         38,000       2,071,000


 Total preferred stocks & other
 (Cost: $35,485,674)                       $34,850,135

Investments in securities

Retirement Annuity Mutual Funds
Special Income Fund



                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

Short-term securities (4.1%)

Issuer   Annualized           Amount       Value(a)
      yield on date       payable at
        of purchase         maturity

 U.S. government agencies (3.3%)
 Federal Home Loan Bank Disc Nt
     03-03-99   4.71%     $6,700,000     $6,696,501
 Federal Home Loan Mtge Corp Disc Nts
     03-12-99   4.77       2,400,000      2,395,892
     03-15-99   4.72       5,600,000      5,588,327
     03-23-99   4.79       2,500,000      2,492,033
     03-26-99   4.77       2,300,000      2,291,789
     03-31-99   4.76       7,900,000      7,866,715
 Federal Natl Mtge Assn Disc Nt
     03-24-99   4.76      35,000,000     34,884,549
 Total                                   62,215,806



 Commercial paper (0.8%)
 Alabama Power
     03-02-99   4.83%     $3,500,000     $3,498,594
 Alcoa
     04-12-99   4.88      11,100,000     11,034,066
 Total                                   14,532,660

Total short-term securities
 (Cost: $76,748,466)                    $76,748,466


 Total investments in securities
 (Cost: $1,910,787,534)(p)           $1,850,828,604


See accompanying notes to investments in securities.

Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 1999, the value of foreign securities represented 17.75% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1999.

(i) ACES are automatically convertible to the underlying equity securities.

(j) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1999.

(k) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 1999, is as follows:

                                     Acquisition
 Security                                   date                          Cost

 Veninfotel
   (U.S. Dollar) Cv Pay-in-kind 10.00% 200203-05-97 thru 09-01-98   $6,037,500

Investments in securities

Retirement Annuity Mutual Funds
Special Income Fund



(l) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:


MBIA   --  Municipal Bond Investors Assurance

(m) Negligible market value.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o) Partially  pledged as initial  deposit on the  following  open interest rate
futures   contracts  (see  Note  1  to  the  financial   statements):
Type of security                                           Notional amount

Purchase contracts

British Long Gilt March 1999                                  $1,000,000

(p) At Feb. 28, 1999, the cost of securities for federal income tax purposes was approximately $1,904,838,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation........................................$75,160,000

Unrealized depreciation.......................................(129,169,000)

Net unrealized depreciation...................................$(54,009,000)

Retirement Annuity Mutual Funds

Managed Fund
Feb. 28, 1999 (Unaudited)

                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)

Common stocks (62.4%)

Issuer                  Shares            Value(a)

Aerospace & defense (1.0%)

 AlliedSignal          400,000        $16,550,000
 Boeing                350,000         12,446,875
 United Technologies   170,000         21,058,750
 Total                                 50,055,625

 Airlines (1.2%)
 Southwest Airlines  2,100,000         63,262,500


 Automotive & related (0.7%)
 Tower Automotive    1,772,600(b)      33,014,675

 Banks and savings & loans (2.5%)
 BankAmerica           325,000         21,226,563
 UnionBanCal           313,500          9,855,656
 Washington Mutual   1,900,000         76,000,000
 Wells Fargo           500,000         18,375,000
 Total                                125,457,219


 Beverages & tobacco (0.8%)
 Coca-Cola             610,000         39,001,875


 Building materials & construction (1.5%)
 Martin Marietta Materials 1,110,672   56,991,357
 Masco                       650,000   17,062,500
 Total                                 74,053,857


 Communications equipment & services (1.9%)
     ADC Telecommunications 550,000(b) 22,275,000

 Globalstar
   Telecommunications         1,000(b)     15,563
 Loral Space &
   Communications           693,700(b) 12,486,600
 Nokia Oyj ADR Cl A         290,000(c) 39,331,250
 Northern Telecom           400,000(c) 23,225,000
 Total                                 97,333,413

 Computers & office equipment (7.2%)
 Cisco Systems              893,750(b) 87,419,922
 Compaq Computer          1,270,000    44,767,500
 Compuware                  160,000(b)  8,950,000
 EMC                        100,000(b) 10,237,500
 Intl Business Machines      60,000    10,200,000
 Microsoft                  688,000(b) 103,285,999
 Network Associates         625,000(b) 29,375,000
 Paymentech                 600,000(b) 11,475,000
 Solectron                1,200,000(b) 53,625,000
 Sun Microsystems           100,000(b)  9,731,250
 Total                                369,067,171

        Electronics (3.7%)

 American Power
   Conversion             1,350,000(b)   $48,431,250
 Applied Materials          202,700(b)    11,275,188
 Intel                      575,000       68,964,062
 Maxim Integrated Products  565,000(b     23,553,438
 Teradyne                   150,000(b)     7,143,750
 Texas Instruments          300,000       26,756,250
 Total                                   186,123,938

 Energy (1.0%)
 Anadarko Petroleum         650,000       17,875,000
 Royal Dutch Petroleum      800,000(c)    35,100,000
 Total                                    52,975,000


 Financial services (6.9%)
 Associates First
   Capital Cl A           1,000,000       40,625,000
 Citigroup                1,800,000      105,749,999
 Fannie Mae                 625,000       43,750,000
 Household Intl             750,000       30,468,750
 MBNA                     2,150,000       52,137,500
 Merrill Lynch & Co         225,000       17,268,750
 Morgan Stanley, Dean
   Witter, Discover & Co    725,000       65,612,500
 Total                                   355,612,499

 Food (1.2%)
 Sara Lee                   900,000       24,468,750
 U.S. Foodservice           830,000(b)    38,543,125
 Total                                    63,011,875


 Furniture & appliances (0.4%)
 Leggett & Platt          1,050,000       21,984,375


 Health care (7.5%)
 Amgen                      550,000(b)    68,681,250

 Bristol-Myers Squibb       450,000       56,671,875

 Elan ADR                   687,200(b,c,d)52,699,650
 Merck & Co               1,100,000       89,924,999
 Pfizer                     500,000       65,968,750
 Schering-Plough            925,000       51,742,188
 Total                                   385,688,712


 Health care services (2.5%)
 AmeriSource Health Cl A    200,000(b)    14,925,000
 Cardinal Health            225,000       16,242,188
 HEALTHSOUTH
   Rehabilitation         2,900,000(b)    33,712,500
 McKesson HBOC              300,000(d)    20,400,000
 United Healthcare          875,000       43,148,437
 Total                                   128,428,125

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Managed Fund



                                              (Percentages represent
                                                value of investments
                                              compared to net assets)

 Common stocks (continued)

Issuer                       Shares           Value(a)

 Household products (1.4%)

 Gillette                   450,000       $24,131,250
 Procter & Gamble           500,000        44,750,000
 Total                                     68,881,250


 Industrial equipment & services (0.7%)

 Illinois Tool Works        500,000        34,375,000



 Insurance (1.1%)
 American General           250,000        18,312,500
 American Intl Group         50,000         5,696,875
 Travelers Property
   Casualty Cl A            425,000        16,123,438
 UNUM                       361,000        16,154,750
 Total                                     56,287,563

 Leisure time & entertainment (2.0%)
 Disney (Walt)              800,000        28,150,000
 Time Warner              1,100,000        70,950,000
 Total                                     99,100,000


 Media (0.6%)
 Infinity Broadcasting Cl A 525,000(b)      12,468,750
 TeleWest
   Communications         3,775,000(b,c)    16,549,978
 Total                                      29,018,728

 Multi-industry conglomerates (5.7%)
     Cendant              2,300,000(b)      38,093,750

 Century Business Services  800,000(b)       9,350,000
 Emerson Electric           400,000         22,975,000
 General Electric         1,250,000        125,390,625
 Modis Professional
   Services                 625,000(b)       8,554,688
 Tyco Intl                1,000,625(c)      74,484,023
 Xerox                      200,000         11,037,500
 Total                                     289,885,586

    Paper & packaging (--%)

 Asia Pulp & Paper   1,000(b,c) $6,875


 Restaurants & lodging (0.5%)
 Extended Stay America     2,200,000(b)      19,250,000
 Florida Panthers Holdings   700,000(b)       7,131,250
 Total                                       26,381,250


 Retail (4.8%)
 Home Depot                1,425,000         85,054,687
 Nordstrom                   250,000         10,062,500
 Republic Inds             1,450,000(b)      17,762,500
 Rite Aid                    935,500         38,706,313
 Safeway                     375,000(b)      21,656,250
 Wal-Mart Stores             800,000         69,100,000
 Total                                      242,342,250

Transportation (0.4%)
 Union Pacific               450,000         21,093,750


 Utilities -- electric (0.6%)
 Carolina Power & Light      775,000         30,903,125


 Utilities -- telephone (4.6%)
 AirTouch  Communications    800,000(b)      72,849,999
 BCE                         350,000(c,d)    14,153,125
 Intermedia  Communications    2,167(b)          39,277
 MCI WorldCom              1,584,145(b)     130,691,962
 Omnipoint                       500(b)           5,813
 U S WEST
   Communications Group      275,000         14,660,938
 Total                                      232,401,114

 Total common stocks
 (Cost: $1,996,471,243)                  $3,175,747,350

See accompanying notes to investments in securities.

Preferred stocks & other (1.5%)

Issuer                         Shares           Value(a)

 Allegiance Telecom
   Warrants                     2,450           $93,100
 American Mobile Satellite
   Warrants                     2,000             5,000
 CNF Trust I
   5.00% Cv Series A           28,500         1,702,875
 Coltec Capital
   5.25% Cv                    38,500 (j)     1,535,188
 Concentric Network
   13.50% Pay-in-kind
   Series B                     1,065 (f)     1,022,400

 Federal-Mogul Finance Trust
   7.00% Cm Cv                 18,500         1,077,625
 Finova Finance Trust
   5.50% Cv                    33,000         2,359,500
 Globalstar
   Telecommunications         200,000         8,798,600
 Houston Inds
   7.00% Cv ACES               11,250(p)      1,231,875
 Intermedia Communications
   7.00% Cv Series F          150,000         2,456,250
 Intl Paper Capital
   5.25% Cm Cv                 26,250         1,275,803
 KMC Telecom Holdings
   Warrants                     2,800             7,000
 Lincoln Natl
   7.75% Cm Cv                 84,000(d)      2,194,500
 Loral Space &
   Communications             400,000(j)     21,249,999
 MediaOne Group
   4.50% Cm Cv Series D        10,750         1,171,750
 Mexico Value
   Rights                       1,000(c,e)           --

    Newell Financial Trust

   5.25% Cm Cv                25,000         $1,296,875
 Omnipoint
   Cv                        240,000(j)       6,840,000
 Owens-Illinois
   Cv                         40,000          1,555,000
 Pinto Totta Intl Finance
   7.77%                       5,000(c,j)     4,418,750
 Primus Telecommunications
   Warrants                    2,300             28,750
 Sinclair Capital
   11.63%                     30,000          3,352,500
 Suiza Capital
   5.50% Cv                   53,600          1,943,000
 TCI Pacific
   Communications Cl A         3,325          1,123,850
 Tosco Financing Trust
   5.75% Cv                   37,500          1,631,250
 Tower Automotive Capital
   6.75% Cv                   34,000          1,436,500
 Unifi Communications
   Warrants                    2,000                 20
 Union Pacific Capital
   6.25% Cm Cv                37,500          1,762,500
 Versatel
   Warrants                    2,700            108,000
 Wendys Financing
   5.00% Cm Cv Series A       38,000          2,071,000


 Total preferred stocks & other
 (Cost: $79,058,123)                        $73,749,460


See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Managed Fund


                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

Bonds (32.9%)


Issuer                           Coupon         Principal            Value(a)
                                   rate            amount


 Government obligations (10.7%)

 City of Moscow
   (U.S. Dollar) Zero Coupon
      12-31-98                    21.80%      $3,691,890(b,c,k)      $572,612
 Govt of Algeria
   (U.S. Dollar)
      03-04-00                     7.06          545,455(c)           447,273
      09-04-06                     6.60          890,909(c)           374,182
 Govt of Russia
   (Russian Ruble)
      09-27-00                    14.00       30,008,878(b,c)          38,834
      12-15-20                     6.63       13,600,000(c)           969,000
   (U.S. Dollar)
      07-24-05                     8.75        1,565,000(c,j)         344,300
      06-24-28                    12.75          680,000(c,j)         181,475
      12-29-49                     6.63          314,112(c)            32,196
 Govt Trust Certs Israel
      11-15-01                     9.25        1,685,242            1,731,371
 People's Republic of China
   (U.S. Dollar)
      07-03-01                     7.38        2,000,000(c,d)       1,961,902
      01-15-96                     9.00        2,500,000(c)         2,421,473
 Republic of Argentina
   (Argentine Peso)
      02-12-07                    11.75        1,750,000(c)         1,401,094
   (U.S. Dollar)
      03-31-23                     5.75        8,065,000(c)         5,378,347
 Republic of Panama
   (U.S. Dollar)
      02-13-02                     7.88        1,000,000(c,j)         967,500
      09-30-27                     8.88        2,000,000(c)         1,790,000
 Resolution Funding Corp
   Zero Coupon
      07-15-20                     6.56        5,000,000(k)         1,350,316
 U.S. Treasury
      02-28-99                     5.88       82,000,000(d)        81,999,999
      01-31-00                     5.38       25,000,000(d)        25,077,703
      02-15-00                     8.50       20,000,000           20,644,572
      03-31-01                     6.38       61,000,000(d)        62,454,429
      05-31-01                     6.50       10,000,000           10,275,939
      06-30-03                     5.38       40,000,000(d)        40,142,412
      08-15-03                     5.75       43,300,000(d)        44,064,050
      02-15-04                     5.88       12,500,000           12,831,554
      02-15-06                     5.63       20,000,000(d)        20,280,872
      10-15-06                     6.50       21,000,000           22,399,360
      05-15-08                     5.63       50,000,000(d)        50,984,940
      11-15-16                     7.50       62,000,000(d)        73,408,421
      08-15-22                     7.25        1,000,000            1,178,843
      08-15-23                     6.25        2,000,000            2,112,620
      11-15-24                     7.50        8,000,000            9,804,546
   TIPS
      07-15-02                     3.63       10,000,000(h)        10,175,332
   Zero Coupon
      05-15-05                     6.46       18,000,000(k)        12,923,206
      11-15-21                     6.26       35,000,000(k)         9,122,365


See accompanying notes to investments in securities.

Issuer                            Coupon           Principal           Value(a)
                                    rate              amount

 United Mexican States
   (U.S. Dollar)
      05-15-26                      11.50%      $3,750,000(c,d)   $3,932,813
   (U.S. Dollar) Series A
      12-31-19                       6.25        4,000,000(c)      2,985,000
 Total                                                           536,760,851


 Mortgage-backed securities (4.9%)
 Federal Home Loan Mtge Corp
      08-01-24                       8.00        2,864,388         2,982,143
      11-01-25                       6.50        6,828,660         6,792,058
 Federal Natl Mtge Assn
      07-01-04                       7.40       10,000,000(d)     10,776,045
      01-01-09                       5.50       19,513,782        19,068,672
      06-01-10                       6.50        6,661,082         6,713,105
      08-01-11                       8.50        5,364,074         5,608,776
      04-01-13                       6.00       15,786,904        15,652,671
      05-01-13                       6.00       11,564,596        11,461,509
      09-01-13                       6.00        4,733,743         4,691,546
      04-01-22                       8.00        2,674,415         2,793,106
      04-01-23                       8.50        3,213,208         3,403,558
      05-01-23                       6.50        1,920,388         1,910,094
      05-01-24                       6.00        5,223,777         5,078,922
      06-01-24                       9.00        1,882,239         2,013,733
      02-01-25                       8.50        1,451,388         1,527,847
      05-01-25                       8.50        1,745,891         1,837,865
      09-01-25                       6.50        4,359,122         4,333,011
      11-01-25                       7.50        5,018,110         5,156,308
      02-01-26                       7.00        6,606,576         6,691,801
      07-01-26                       7.50        5,403,651         5,550,792
      02-01-27                       7.50        5,282,268         5,424,467
      03-01-28                       6.00       14,509,602        14,070,977
      04-01-28                       6.00       19,170,512        18,589,026
      10-01-28                       6.00       20,081,096        19,474,045
      11-01-28                       6.00       26,958,086        26,143,142
   Collateralized Mtge Obligation
   Trust Series Z
      02-25-24                       6.00        8,012,773(i)      7,038,259
 Govt Natl Mtge Assn
      12-01-08                       7.00       11,932,573        12,238,286
      05-15-24                       7.00       17,935,605        18,211,096
 Merrill Lynch Mtge Investors
      06-15-21                       8.01        1,065,709(m)        991,276
 Total                                                           246,224,136
      Aerospace & defense (0.2%)
 BE Aerospace
   Sr Sub Nts Series B
      02-01-06                       9.88        2,500,000         2,593,750
 L-3 Communications
   Sr Sub Nts Series B
      05-01-07                      10.38          690,000           760,725

See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                    (Percentages represent
                                                      value of investments
                                                    compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount


Newport News Shipbuilding
   Sr Nts
      12-01-06                         8.63%      $1,000,000       $1,072,500
 Northrop-Grumman
      03-01-06                         7.00        3,750,000        3,824,541
 Total                                                              8,251,516


 Airlines (0.2%)
 Continental Airlines
   Series 1974B
      01-02-17                         6.90        5,000,000        4,937,350
   Series 1996A
      04-15-15                         6.94        4,745,693        4,808,383
 Total                                                              9,745,733


 Automotive & related (0.1%)
 Arvin Capital
   Company Guaranty
      02-01-27                         9.50        3,000,000        3,253,161
 MSX Intl
   Company Guaranty
      01-15-08                        11.38        1,485,000        1,473,863
 Total                                                              4,727,024


 Banks and savings & loans (1.8%)
 Banco General
   (U.S. Dollar)
      08-01-02                         7.70        3,750,000(c,j)   3,457,803
 BankAmerica
   Sub Nts Series B
      12-31-26                         7.70        3,700,000(j)     3,811,780
 Capital One Bank
      05-15-08                         6.70        5,300,000        4,990,898
 Corp Andina de Fomento
   (U.S. Dollar)
      02-01-03                         7.10        5,200,000(c)     5,095,826
 Crestar Capital
   Company Guaranty
      12-15-26                         8.16        7,000,000        7,500,668
 Cullen/Frost Capital
   Series A
      02-01-27                         8.42        3,200,000        3,268,890
 Dao Heng Bank
   (U.S. Dollar) Sub Nts
      01-24-07                         7.75        8,500,000(c,j)   6,742,540
 Firstar Capital
   Company Guaranty Series B
      12-15-26                         8.32        3,000,000        3,161,401

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal           Value(a)
                                    rate              amount


 Greenpoint Capital
   Company Guaranty
      06-01-27                         9.10%      $2,000,000        $2,163,659

 M & I Capital
   Company Guaranty
      12-01-26                         7.65        5,700,000         5,804,930
 Mellon Capital
   Company Guaranty Series A
      12-01-26                         7.72        1,800,000         1,847,768
 Morgan (JP)
   Sr Sub Medium-term Nts Series A
      02-15-12                         4.00        5,000,000(m)      4,440,850
 Norwest
   Sr Medium-term Nts Series G
      09-15-02                         6.38        5,800,000         5,873,673
 Provident Trust
   Company Guaranty
      04-15-28                         8.29        5,500,000         5,847,224
 Riggs Natl
   Sub Nts
      02-01-06                         8.50        4,900,000         5,114,375
 Union Planters Bank
   Sub Nts
      03-15-18                         6.50       10,000,000         9,707,977
 Union Planters Capital
   Company Guaranty
      12-15-26                         8.20        5,000,000         5,031,836
 US Capital
      02-01-27                         8.41        3,000,000(j)      3,072,951
 Washington Mutual Capital
   Company Guaranty
      06-01-27                         8.38        2,900,000(j)      3,130,631
 Wilshire Financial Services
   Series B
      08-15-04                        13.00        1,500,000(b)        240,000
 Total                                                              90,305,680


 Building materials & construction (0.3%)
 Foster Wheeler
      11-15-05                         6.75        6,100,000         5,895,691
 Southdown
   Sr Sub Nts Series B
      03-01-06                        10.00        1,400,000         1,543,500
 Tyco Intl Group
   (U.S. Dollar) Company Guaranty
      06-15-28                         7.00        8,000,000(c)      8,018,670
 Total                                                              15,457,861

      Chemicals (0.1%)
 Allied Waste North America
   Sr Nts
      01-01-09                         7.88        2,825,000(j)      2,860,313
 USA Waste Services
   Sr Nts
      10-01-07                         7.13        4,500,000         4,670,413
 Total                                                               7,530,726

See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

 Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount


 Commercial finance (--%)

 Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
      11-01-07                        10.25%      $1,600,000(c)    $1,508,000

 Communications equipment & services (0.7%)
 Celcaribe
   Units
      03-15-04                        13.50        1,450,000(j)     2,584,625
 EchoStar DBS
   Sr Nts
      02-01-09                         9.38        2,460,000(j)     2,478,450
 GST Telecom/GST Network Funding
   Zero Coupon Sr Disc Nts
      05-01-03                        10.50        2,000,000(j,l)     940,000
 Iridium LLC/Capital
   Company Guaranty Series C
      07-15-05                        11.25          630,000          478,800
 IXC Communications
   Sr Sub Nts
      04-15-08                         9.00        2,000,000        2,120,000
 Jordan Telecommunications Products
   Sr Nts Series B
      08-01-07                         9.88        4,600,000        4,496,500
   Zero Coupon Sr Disc Nts Series B

      08-01-00                        11.74        2,000,000(l)     1,620,000
 KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
      02-15-03                        12.68        2,800,000(l)     1,484,000
 Level 3 Communications
   Sr Nts
      05-01-08                         9.13        1,375,000        1,340,625
 MJD Communications
   Sr Sub Nts Series B
      05-01-08                         9.50        1,000,000        1,010,000
 NTL
   Zero Coupon Sr Nts Series B
      04-01-03                         9.78        3,825,000(l)     2,620,125
 PhoneTel Technologies
   Sr Nts
      12-15-06                        12.00        3,000,000(b)     1,350,000
 RCN
   Zero Coupon Sr Disc Nts Series B
      02-15-03                         9.80        2,400,000(l)     1,296,000
 TCI Telecommunications
   Sr Nts
      02-15-28                         7.13        1,300,000        1,372,753
 Triton Communications
   Zero Coupon Company Guaranty
      05-01-03                        10.86        4,000,000(l)     2,270,000

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount


 Versatel Telecom

   (U.S. Dollar) Sr Nts
      05-15-08                        13.25%      $2,700,000(c)    $2,767,500
 Vialog
   Company Guaranty
      11-15-01                        12.75        5,000,000        4,200,000
 Total                                                             34,429,378

 Computers & office equipment (0.1%)
 At Home
   Cv Sub Deb
      12-12-18                          .53        1,250,000(j)       935,738
 Cooperative Computing
   Sr Sub Nts
      02-01-08                         9.00        2,000,000        1,752,500
 Hewlett-Packard
   Zero Coupon Sub Nts
      10-14-17                         3.33        3,300,000(k)     1,868,625
 Solectron
   Cv Sub Nts
      01-27-19                         4.00        5,500,000(j)     2,626,250

 Total          7,183,113


 Electronics (0.1%)
 Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                         8.63        4,000,000(c,j)   3,515,662
 Kent Electronics
   Cv Sub Nts
      09-01-04                         4.50        1,250,000          965,625
 STMicroelectronics
   (U.S. Dollar) Zero Coupon Cv Sub Nts
      06-10-08                          .50        1,575,000(c,k)   1,464,703
 Total                                                              5,945,990

 Energy (0.6%)
 ESI Tractebel
   Company Guaranty Series B
      12-30-11                         7.99        1,250,000        1,176,688
 Forcenergy
   Sr Sub Nts
      11-01-06                         9.50        1,000,000          360,000
 Honam Oil Refinery
   (U.S. Dollar)
      10-15-05                         7.13        5,750,000(c,j)   5,261,250
 Lodestar Holdings
   Company Guaranty
      05-15-05                        11.50        5,000,000        4,212,500
 Parker & Parsley Petroleum
   Sr Nts
      08-15-07                         8.25        4,200,000        3,833,555
 Pennzenergy
   Cv
      08-15-08                         4.90          950,000          926,250

See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal           Value(a)
                                    rate              amount

 Roil
   (U.S. Dollar)
      12-05-02                        12.78%      $4,350,000(c,j)     $783,000
 Swift Energy
   Cv Sub Nts
      11-15-06                         6.25          900,000           648,000
 Tatneft Finance
   (U.S. Dollar) Company Guaranty
      10-29-02                         9.00        2,600,000(c,j)      396,500
 USX
      03-01-08                         6.85       12,000,000        11,725,340
 Total                                                              29,323,083


 Energy equipment & services (0.2%)
 DI Inds
   Sr Nts
      07-01-07                         8.88        1,500,000         1,110,000
 Global Marine
      09-01-07                         7.13        4,500,000         4,515,575
 Northern Offshore ASA
   (U.S. Dollar) Company Guaranty
      05-15-05                        10.00        2,000,000(c,j)      780,000
 Pool Energy Services
   Company Guaranty Series B
      04-01-08                         8.63        1,000,000         1,005,000
 Pride Intl
   Zero Coupon Cv Sub Deb
      04-24-18                         7.35        5,000,000(k)      1,100,000
 Total                                                               8,510,575


 Financial services (0.9%)

 Airplanes GPA Cl D
   (U.S. Dollar) Series 1
      03-15-19                        10.88        1,750,000(c)      1,897,700
 AirTours
   (British Pound) Cv Sub Nts
      01-05-04                         5.75          750,000(c)      1,409,594
 Arcadia Financial
   Sr Nts
      03-15-07                        11.50        1,575,000         1,273,781
 Associates Corp of North America
   Sr Nts
      10-15-02                         6.38       10,000,000        10,145,368
 Avco Financial Services
   Sr Nts
      07-15-99                         7.25        4,750,000         4,781,224
 Bat-Crave-800
      08-12-00                         6.68        5,000,000(j)      5,044,671
      08-12-00                         6.86        3,000,000         3,026,748
 Fleet Capital
   Company Guaranty
      12-11-26                         7.92        2,200,000         2,283,167
 Merrill Lynch Mtge Investors Cl D
   Series 1996-C2
      12-21-28                         6.96        7,500,000         7,207,950

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

 Salomon

   Sr Nts
      01-15-06                         6.75%      $4,000,000       $4,023,521
 Standard Credit Card Trust
      10-07-04                         5.95        3,000,000        3,004,470
 Wilmington Trust
      05-01-08                         6.63        3,200,000        3,185,542
 Total                                                             47,283,736


 Food (0.1%)
 Ameriserve Food Distributions
   Company Guaranty
      10-15-06                         8.88        1,000,000          932,500

      07-15-07                        10.13        1,750,000        1,494,063
 Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                        10.00        1,200,000(c,j)     756,382
 Total                                                              3,182,945

 Furniture & appliances (0.1%)
 Interface
   Sr Sub Nts Series B
      11-15-05                         9.50        1,500,000        1,586,250
 Lifestyle Furnishings
   Company Guaranty
      08-01-06                        10.88        2,150,000        2,418,750
 Total                                                              4,005,000


 Health care (0.2%)
 Alaris Medical Systems
   Company Guaranty
      12-01-06                         9.75        3,600,000        3,694,500
 Elan Finance
   Zero Coupon Cv Company Guaranty
      12-14-18                         2.76        2,500,000(j,k)   1,503,125
 Sepracor
   Cv
      12-15-05                         7.00        2,000,000(j)     2,465,000
 Watson Pharmaceuticals
   Sr Nts
      05-15-08                         7.13        2,550,000        2,562,409
 Total                                                             10,225,034



 Health care services (0.5%)
 Abbey Healthcare Group
   Sr Sub Nts
      11-01-02                         9.50        2,000,000(d)     1,965,000
 Fountain View
   Company Guaranty Series B
      04-15-08                        11.25        2,150,000        1,886,625
 Magellan Health Services
   Sr Sub Nts
      02-15-08                         9.00        2,000,000        1,730,000

See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)

 Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

 Manor Care
   Sr Nts
      06-15-06                         7.50%      $6,000,000       $6,230,245
 Novacare
   Cv Sub Deb
      01-15-00                         5.50        2,950,000        2,079,750
 Owens & Minor
   Company Guaranty Sr Sub Nts
      06-01-06                        10.88        1,200,000        1,285,500
 Oxford Health Plans
   Sr Nts
      05-15-05                        11.00        1,125,000(j)     1,147,500
 Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                        10.00        1,000,000          853,750
 Physician Sales & Service
   Company Guaranty
      10-01-07                         8.50        1,050,000        1,071,000
 Tenet Healthcare
   Sr Nts
      12-01-03                         8.63        2,500,000(j)     2,578,125
   Sr Sub Nts
      12-01-08                         8.13        6,300,000        6,250,814
 Total                                                             27,078,309

 Household products (0.1%)
 Chattem
   Company Guaranty Series B
      04-01-08                         8.88        2,200,000        2,233,000
 Revlon Consumer Products
   Sr Nts
      02-01-06                         8.13        2,750,000        2,619,375
 Scotts
   Sr Sub Nts
      01-15-09                         8.63        1,050,000(j)     1,078,875
 Total                                                              5,931,250

 Industrial equipment & services (0.2%)
 AGCO
   Sr Sub Nts
      03-15-06                         8.50          800,000          745,000
 Case
      08-01-05                         7.25        5,000,000        5,063,238
 Terex
   Company Guaranty
      04-01-08                         8.88        2,100,000        2,084,250
 Total                                                              7,892,488


 Insurance (1.5%)
 American General Institute Capital
   Company Guaranty Series A
      12-01-45                         7.57       14,350,000(j)    15,078,096

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal           Value(a)
                                    rate              amount


 American United Life Insurance
      03-30-26                         7.75%      $2,500,000(j,n)   $2,565,872
 Americo Life
   Sr Sub Nts
      06-01-05                         9.25        1,600,000         1,638,000
 Arkwright CSN Trust
      08-15-26                         9.63        3,000,000(j)      3,377,392
 Berkshire Hathaway
   Cv Sr Nts
      12-02-01                         1.00          800,000         1,422,000
 Conseco Financing Trust
   Company Guaranty
      11-15-26                         8.70        3,800,000         3,668,545
 Executive Risk Capital
   Company Guaranty Series B
      02-01-27                         8.68        3,000,000         3,245,735
 Leucadia Natl
   Sr Sub Nts
      10-15-06                         7.88        5,000,000         4,842,883
 Metropolitan Life Insurance
      11-01-25                         7.80        6,900,000(j)      7,587,509
 Minnesota Mutual Life
      09-15-25                         8.25        2,700,000(j)      3,082,769
 Nationwide CSN Trust
      02-15-25                         9.88        9,000,000(j)     10,620,202
 New England Mutual
      02-15-24                         7.88        2,000,000(j)      2,018,446
 Principal Mutual
      03-01-44                         8.00        2,500,000(j)      2,667,393
 SAFECO Capital
   Company Guaranty
      07-15-37                         8.07        5,000,000         5,048,004
 SunAmerica
      08-30-05                         7.34        5,000,000         5,358,623
 Veritas Holdings
   (U.S. Dollar) Sr Nts
      12-15-03                         9.63        2,386,000(c)      2,380,035
 Zurich Capital
   (U.S. Dollar) Company Guaranty
      06-01-37                         8.38        3,750,000(c,j)    4,040,512
 Total                                                              78,642,016

 Leisure time & entertainment (0.6%)
 AMC Entertainment
   Sr Sub Nts
      03-15-09                         9.50        2,000,000         1,965,000
 Hollywood Park
   Sr Sub Nts
      02-15-07                         9.25        1,875,000(j)      1,872,656
 Lodgenet Entertainment
   Sr Nts
      12-15-06                        10.25        2,000,000         1,997,500
 Premier Parks
   Sr Nts
      04-01-06                         9.25        1,250,000         1,346,875
   Zero Coupon Sr Disc Nts
      04-01-03                        10.00        3,000,000(l)      2,103,750

See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                      (Percentages represent
                                                        value of investments
                                                      compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount


 Regal Cinemas
   Sr Sub Nts
      06-01-08                         9.50%      $3,000,000       $3,000,000
 Riviera Holdings
   Company Guaranty
      08-15-04                        10.00        2,250,000        1,977,188
 Time Warner
      02-01-24                         7.57        5,900,000        6,374,026
   Sr Nts
      01-15-28                         6.95        5,000,000        5,068,301
 Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                        11.25        1,000,000          850,000
 United Artists Theatres
   Series 1995A
      07-01-15                         9.30        1,888,951        1,703,040
 Venetian Casino/LV Sands
   Company Guaranty
      11-15-04                        12.25        2,410,000        2,491,338
 Total                                                             30,749,674


 Media (1.8%)
 Adelphia Communications
   Sr Nts Series B
      02-01-08                         8.38        3,000,000        3,127,500
 Antenna TV
      08-01-07                         9.00        3,000,000        2,737,500
 CBS
   Sr Nts
      05-20-05                         7.15        5,000,000        5,101,962
 Central Euro Media
   (U.S. Dollar) Sr Nts
      08-15-04                         9.38        3,675,000(c)     2,976,750
 Chancellor Media
   Sr Nts
      11-01-08                         8.00        3,000,000(j)     3,180,000
 Clear Channel Communications
   Cv Sr Nts
      04-01-03                         2.63        1,500,000        1,706,250
 Comcast Cable Communications
      11-15-08                         6.20        6,100,000        6,046,810
 Cox Communications
      11-15-15                         7.25        5,000,000        5,293,915
      06-15-25                         7.63        5,000,000        5,554,072
 CSC Holdings
   Sr Nts
      07-15-08                         7.25        5,000,000        5,087,654
   Sr Sub Nts

      11-01-05                         9.25        2,000,000        2,155,000
 Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts
      12-05-08                        10.63        5,000,000(c,j)   2,775,000

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount


 Golden Sky Systems
   Sr Sub Nts
      08-01-06                        12.38%      $1,500,000(j)    $1,606,875
 Lamar Advertising
   Company Guaranty
      12-01-06                         9.63        1,100,000        1,190,750
 MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                        10.50        1,350,000(c)     1,363,500
 Outdoor Systems
   Company Guaranty
      10-15-06                         9.38        2,500,000        2,712,500
      06-15-07                         8.88       10,000,000       10,749,999
 Rogers Cablesystems
   (Canadian Dollar)
      01-15-14                         6.56        5,000,000(c)     3,400,040
 TCI Communications
      08-01-15                         8.75        3,850,000        4,751,548
 Tele-Communications
      02-15-23                         8.75        3,500,000        3,896,859
 Telewest Communication
   (British Pound) Cv
      02-19-07                         5.25        1,020,000(c)     1,661,578
 Time Warner Entertainment
   Sr Nts
      07-15-33                         8.38       10,000,000       11,943,790
 Total                                                             89,019,852

 Metals (0.3%)
 Grupo Minero Mexico
   (U.S. Dollar) Company Guaranty Series A
      04-01-08                         8.25        4,750,000(c)     4,037,500
 Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                        10.13        2,762,892(c,j)   2,500,417
 Ormet
   Company Guaranty
      08-15-08                        11.00        2,700,000(j)     2,568,375
 P&L Coal Holdings
   Company Guaranty Series B
      05-15-08                         8.88        3,000,000        3,108,750
 Pen Holdings

   Company Guaranty Series B
      06-15-08                         9.88        3,000,000        3,030,000
 Total                                                             15,245,042

 Miscellaneous (1.5%)
 Adams Outdoor Advertising
   Sr Nts
      03-15-06                        10.75        2,000,000        2,182,500
 Advanced Glassfiber Yarn
   Sr Sub Nts
      01-15-09                         9.88        2,130,000(j)     2,156,625
 Alliance Imaging
   Sr Sub Nts
      12-15-05                         9.63        2,000,000        1,970,000

See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)

 Bonds (continued)


Issuer                            Coupon           Principal           Value(a)
                                    rate              amount

 AMSC Acquisition
   Company Guaranty Series B
      04-01-08                        12.25%      $2,000,000          $980,000
 APP Finance VI Mauritius
   (U.S. Dollar) Zero Coupon Cv
      11-18-12                        10.78       85,000,000(c,k)   10,279,688
 Bistro Trust
   Sub Nts
      12-31-02                         9.50       12,000,000(j)     11,497,199
 Continucare
   Cv Sr Sub Nts
      10-31-02                         8.00        1,000,000           342,500
 Delphes  2
   (U.S. Dollar)
      05-05-09                         7.75        9,000,000(c)      8,910,000
 First Empire Capital
   Company Guaranty
      02-01-27                         8.23        4,000,000         4,130,788
 Grant Geophysical
   Company Guaranty Series B
      02-15-08                         9.75        1,925,000         1,258,469
 Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                         8.88        2,500,000(c,j)    2,475,000
 Guangdong Enterprises
   (U.S. Dollar) Sr Nts
      05-22-07                         8.88        4,000,000(c,j)    1,300,442
 ISG Resources
      04-15-08                        10.00        2,760,000         2,794,500

 Jasmine Submarine Telecom
   (U.S. Dollar) Sr Nts
      05-30-11                         8.48          867,743(c,j)      706,161
 Jorgensen (Earle M)
   Sr Nts
      04-01-05                         9.50        1,225,000         1,127,000
 Murrin Murrin Holdings
   (U.S. Dollar) Sr Nts
      08-31-07                         9.38        1,000,000(c)        897,500
 Network Associates
   Zero Coupon Cv Sub Deb
      02-13-18                         3.24        2,800,000(k)      1,326,500
 Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                        13.50        2,000,000         2,205,000
 NSM Steel
   Company Guaranty
      02-01-06                        12.00        2,050,000(b,j)      410,000
 Oshkosh Truck
   Company Guaranty
      03-01-08                         8.75        3,000,000         3,071,250
 Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                        11.00        1,125,000         1,108,125
 Pierce Leahy Command
   Company Guaranty
      05-15-08                         8.13        4,050,000(j)      4,060,125

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount


 Provident Companies
      03-15-38                         7.41%      $5,000,000       $4,977,626
 SC Intl
      09-01-07                         9.25        1,950,000        1,974,375
 Stellex Inds
   Sr Sub Nts Series B
      11-01-07                         9.50        1,350,000        1,176,188
 Vesta Capital
      01-15-27                         8.52        5,000,000(j)     4,440,913
 Total                                                             77,758,474


 Multi-industry conglomerates (0.6%)
 Coltec Inds
   Company Guaranty
      04-15-08                         7.50        5,000,000        5,275,000
 Crane
      06-15-99                         7.25        2,000,000        2,007,008

 Hutchison Whampoa Finance
   (U.S. Dollar) Company Guaranty
      08-01-17                         7.45        1,275,000(c,j)   1,084,578
      08-01-27                         7.50        1,250,000(c,j)   1,032,538
 Packaged Ice
   Company Guaranty Series B
      02-01-05                         9.75        6,300,000        6,449,625
 Pierce Leahy
   Sr Sub Nts
      07-15-06                        11.13          812,000          899,290
 Prime Succession
   Sr Sub Nts
      08-15-04                        10.75          980,000          705,600
 USI American Holdings
   Sr Nts Series B
      12-01-06                         7.25        3,350,000        3,398,898
 Westinghouse Electric
      06-01-01                         8.88        9,750,000       10,197,837
 Xerox
   Cv Sub Deb
      04-21-18                          .57        2,400,000(j)     1,459,128
 Total                                                             32,509,502


 Paper & packaging (0.4%)
 Ball
   Company Guaranty
      08-01-08                         8.25        1,750,000        1,824,375
 Gaylord Container
   Sr Nts
      06-15-07                         9.75        1,750,000        1,671,250
   Sr Nts Series B
      06-15-07                         9.38        3,250,000        3,030,625
 Graham Packaging/GPC Capital
   Company Guaranty Series B
      01-15-08                         8.75        2,000,000        2,032,500
 Owens-Illinois
   Sr Nts
      05-15-07                         8.10        4,350,000        4,531,239

See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal           Value(a)
                                    rate              amount

 Quno Corp
   (U.S. Dollar) Sr Nts
      05-15-05                         9.13%      $2,500,000(c)     $2,625,000
 Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                         9.00        1,200,000(c)      1,128,000
      04-15-05                        10.63        3,000,000(c)      2,265,000
 Riverwood Intl
   Company Guaranty Sr Nts
      04-01-06                        10.25        2,000,000         2,032,500
 Silgan Holdings
      06-01-09                         9.00        1,650,000         1,695,375
 Total                                                              22,835,864

 Restaurants & lodging (0.2%)
 Domino's
   Sr Sub Nts
      01-15-09                        10.38        1,950,000(j)      2,013,375
 Extended Stay America
   Sr Sub Nts
      03-15-08                         9.15        4,000,000         3,810,000
 Signature Resorts
   Sr Nts
      05-15-06                         9.25        3,000,000         2,880,000
 Total                                                               8,703,375

 Retail (0.5%)
 Amazon.com
   Zero Coupon Sr Disc Nts
      05-01-03                        10.00        2,900,000(l)      1,859,625
 Costco Companies
   Zero Coupon Cv Sub Nts
      08-19-17                          .82        1,250,000(k)      1,153,125
 Home Depot
   Cv Sub Nts
      10-01-01                         3.25          500,000         1,287,500
 Maxim Group
   Company Guaranty Series B
      10-15-07                         9.25        2,500,000         2,493,750
 Meyer (Fred)
   Company Guaranty
      03-01-08                         7.45        6,075,000         6,425,277
 Pep Boys - Manny, Moe & Jack
      06-01-05                         7.00        4,200,000         4,264,974
 Pueblo Xtra Intl
   Sr Nts
      08-01-03                         9.50        1,000,000           956,250
 Rite Aid

   Cv Sub Nts
      09-15-02                         5.25          875,000         1,111,250
 Safeway
      11-15-03                         6.05        1,300,000         1,289,926
 Wal-Mart CRAVE Trust
      07-17-06                         7.00        4,079,141(j)      4,133,557
 Total                                                              24,975,234

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal         Value(a)
                                    rate              amount


 Textiles & apparel (0.1%)

 Galey & Lord
   Company Guaranty
      03-01-08                         9.13%      $3,000,000      $2,377,500
 Loomis Fargo
      01-15-04                        10.00          500,000         498,125
 Steel Heddle Mfg
   Company Guaranty Series B
      06-01-08                        10.63        1,200,000         838,500
 Westpoint Stevens
   Sr Nts
      06-15-08                         7.88        3,250,000       3,347,500
 Total                                                             7,061,625

 Transportation (0.4%)
 Atlas Air Series C
      01-02-10                         8.01        9,274,268       9,173,457
 Enterprises Shipholding
   (U.S. Dollar) Sr Nts
      05-01-08                         8.88        3,250,000(c)    2,563,431
 Greater Beijing
   (U.S. Dollar) Sr Nts
      06-15-04                         9.25        5,120,000(c)    2,918,400
 Hermes Europe Rail
   (U.S. Dollar) Sr Nts
      01-15-09                        10.38        3,300,000(c,j)  3,489,750
 Stena Line
   (U.S. Dollar) Sr Nts
      06-01-08                        10.63        1,000,000(c)      848,750
 Zhuhai Highway
   (U.S. Dollar) Sub Nts
      07-01-08                        12.00        5,000,000(c,j)  2,675,000
 Total                                                            21,668,788
      Utilities -- electric (1.6%)
 Alabama Power
   1st Mtge
      12-01-24                         9.00        2,200,000       2,367,794
 Arizona Public Service
   1st Mtge Sale Lease-backed Obligation
      12-30-15                         8.00        3,600,000       3,979,056
 CalEnergy
   Sr Nts
      09-15-06                         9.50        1,325,000       1,479,031
 Cleveland Electric Illuminating
      07-01-04                         7.67        6,500,000       6,819,891
   1st Mtge Series B
      05-15-05                         9.50        9,000,000       9,620,758
 CMS Energy
   Sr Nts
      05-15-02                         8.13        5,000,000       5,150,765
      11-15-04                         7.63        2,500,000       2,557,913
 Connecticut Light & Power
   1st Mtge Series C
      06-01-02                         7.75        5,000,000       5,141,268

See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount


 El Paso Electric
   1st Mtge Series D
      02-01-06                         8.90%      $2,750,000       $3,141,875
 Espirito Santo-Escelsa
   (U.S. Dollar)
      07-15-07                        10.00        1,630,000(c)       912,800
 Israel Electric
   (U.S. Dollar) Sr Nts
      12-15-06                         7.25        2,700,000(c)     2,655,288
 Jersey Central Power & Light
   1st Mtge
      11-01-25                         6.75        7,200,000        6,744,768
 Korea Electric Power
   (U.S. Dollar)
      12-01-03                         6.38        4,000,000(c)     3,709,748
 Public Service Electric & Gas
   1st & Ref Mtge (AMBAC Insured)
      01-01-16                         6.75        2,600,000(g)     2,654,899
 Salton Sea Funding
   Series C
      05-30-10                         7.84        1,325,000        1,409,350
 Sithe Independence Funding
   Series A
      12-30-13                         9.00        1,500,000        1,689,317
 Texas Utilities Electric
      08-01-07                         7.17        5,000,000        5,283,616
 TU Electric Capital
   Company Guaranty
      01-30-37                         8.18        5,000,000        5,264,652
 Virginia Electric & Power
      02-01-07                         6.75        5,000,000        5,103,827
 Western Massachusetts Electric
   1st Mtge Series B
      07-01-01                         7.38        2,750,000        2,791,975
 Wisconsin Electric Power
      12-01-95                         6.88        2,800,000        2,855,592
 Total                                                             81,334,183
      Utilities -- gas (0.1%)
 Columbia Gas System
   Series E
      11-28-10                         7.32        7,000,000        7,249,909


 Utilities -- telephone (1.2%)
 360 Communications
      04-01-09                         7.60        3,000,000        3,266,463
 Airtouch Communications
      05-01-08                         6.65       10,000,000       10,281,713
 Allegiance Telecom
   Zero Coupon Sr Disc Nts Series B
      02-15-03                        11.94        2,450,000(l)     1,408,750
 Bell Atlantic Financial Services
   Cv
      09-15-05                         4.25        2,075,000(j)     2,321,406

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount


 Call-Net Enterprises
   (U.S. Dollar) Sr Nts
      08-15-08                         8.00%      $1,750,000(c)    $1,671,250
 Geotek Communications
   Cv Sr Sub Nts
      02-15-01                        12.00        1,655,000(b)         2,069
 Grupo Iusacell
   (U.S. Dollar)
      07-15-04                        10.00        1,250,000(c)     1,137,500
 Hyperion Telecommunications
   Sr Nts Series B
      09-01-04                        12.25        1,500,000        1,597,500
 Intermedia Communications
   Sr Nts Series B
      11-01-07                         8.88        1,000,000          960,000
      06-01-08                         8.60        3,000,000(j)     2,842,500
 McLeod USA
   Sr Nts
      03-15-08                         8.38        2,300,000        2,346,000
      02-15-09                         8.13        2,250,000(j)     2,233,125
 Metrocall
   Sr Sub Nts
      11-01-07                         9.75        1,000,000          942,500
 MetroNet Communications
   (U.S. Dollar) Sr Nts
      11-01-08                        10.63        1,200,000(c,j)   1,347,000
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      06-15-03                         9.95        2,300,000(c,l)   1,587,000
 Nextlink Communications
   Sr Nts
      11-15-08                        10.75        3,000,000(j)     3,112,500
 Philippine Long Distance Telephone

   (U.S. Dollar) Medium-term Nts Series E
      03-06-07                         7.85        3,000,000(c,j)   2,563,432
 Primus Telecommunications Group
   Sr Nts
      08-01-04                        11.75        2,300,000        2,346,000
 Qwest Communications Intl
      11-01-08                         7.50        2,500,000(j)     2,637,500
 Rogers Cantel
   (U.S. Dollar)
      06-01-08                         9.38        2,800,000(c)     3,090,500
 RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                        12.25        3,000,000(c)     3,247,500
 U S WEST Communications
      11-10-26                         7.20        5,000,000        4,975,483
 WorldCom
      04-01-07                         7.75        4,000,000        4,378,397
 Total                                                             60,296,088


 Total bonds
 (Cost: $1,709,452,301)                                        $1,669,552,054



See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Managed Fund


                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)


Short-term securities (5.2%)

Issuer                           Annualized             Amount       Value(a)
                              yield on date         payable at
                                of purchase           maturity

 U.S. government notes (3.2%)
 Federal Home Loan Mtge Corp Disc Nts

   03-08-99                               4.78%    $30,000,000    $29,964,338
   03-08-99                               4.79      29,800,000     29,764,538
   03-12-99                               4.81      14,600,000     14,574,799
   03-18-99                               4.77      19,000,000     18,952,268
   03-25-99                               4.77      23,600,000     23,519,039
   04-14-99                               4.78      17,000,000     16,896,819
   04-23-99                               4.79      15,000,000     14,891,031
 Federal Natl Mtge Assn Disc Nt
   03-24-99                               4.76      10,900,000     10,864,045
 Total                                                            159,426,877


 Commercial paper (1.9%)
 AT&T
   03-30-99                               4.85       8,500,000      8,464,647
 Ciesco LP
   03-09-99                               4.82       3,900,000(o)   3,894,800
 Clorox
   03-04-99                               4.82       5,500,000      5,496,333
 Dresdner US Finance
   03-02-99                               4.86      15,100,000     15,093,897
 Fleet Funding
   03-09-99                               4.87      11,600,000(o)  11,584,372
   03-10-99                               4.85      13,800,000(o)  13,779,634
 GTE Funding
   03-10-99                               4.83       4,800,000      4,792,931
   03-16-99                               4.86      10,300,000     10,276,410
   03-23-99                               4.85         800,000        797,424
 Kredietbank North America Finance
   04-27-99                               4.86       5,400,000      5,355,462
 Natl Australia Funding (Delaware)
   03-16-99                               4.85       2,400,000      2,394,526
 Paccar Financial
   03-23-99                               4.83       5,900,000      5,881,041
 UBS Finance (Delaware)
   03-16-99                               4.85      10,000,000      9,977,239
 Total                                                             97,788,716

 Letter of credit (0.1%)

 Bank of America-
 AES Hawaii
   03-19-99                               4.86       4,900,000      4,886,798

 Total short-term securities
 (Cost: $262,104,271)                                            $262,102,391

 Total investments in securities
 (Cost: $4,047,085,938)(q)                                     $5,181,151,255


See accompanying notes to investments in securities.

 Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. Items identified are in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 1999, the value of foreign securities represented 7.94% of net assets.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Negligible market value.

(f) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(g) The following abbreviation is used in portfolio descriptions to identify the insurer of the issue:

AMBAC    --   American Municipal Bond Association Corporation

(h) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(i) This security is a collateralized mortgage obligation that pays no interest or principal during its initial accrual period until previous series within the trust have been paid off. Interest is accrued at an effective yield; similar to a zero coupon bond.

(j)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(k) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(l) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(m) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1999.

(n) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 1999, is as follows:

Security                               Acquisition                    Cost
                                             dates

American United Life Insurance *
    7.75% 2026                            02-13-96              $2,500,000

*Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(o) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(p) ACES are automatically convertible to the underlying equity securities.

(q) At Feb. 28, 1999, the cost of securities for federal income tax purposes was approximately $4,045,423,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation..............................$1,324,161,000
Unrealized depreciation................................(188,433,000)
Net unrealized appreciation..........................$1,135,728,000

Investments in securities

Retirement Annuity Mutual Funds
Moneyshare Fund
Feb. 28, 1999 (Unaudited)

                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)

Issuer     Annualized            Amount          Value(a)
        yield on date        payable at
          of purchase          maturity

Certificates of deposit (0.8%)

 Bank of Montreal Yankee
   05-10-99     5.75%        $1,000,000          $999,906
 Canadian Imperial Bank Yankee
   04-01-99     5.75          1,500,000         1,499,932
 Credit Agricole Yankee
   05-19-99     5.75          1,000,000           999,825
 U.S. Bank Minneapolis
   04-23-99     5.80          1,000,000         1,000,000

 Total certificates of deposit
 (Cost: $4,499,663)                            $4,499,663


 Commercial paper (88.9%)
Automotive & related (5.5%)
 Daimler-Benz
   03-05-99     5.25%        $9,000,000        $8,992,260
   03-18-99     5.25          4,700,000         4,687,200
   03-26-99     5.09          5,000,000         4,981,212
   04-21-99     5.10          1,300,000         1,290,392
 Ford Motor Credit
   07-08-99     4.87         10,000,000         9,826,426
 Total                                         29,777,490

 Banks and savings & loans (24.7%)
 ABN Amro Canada
   07-12-99     4.84          5,000,000         4,909,250
   08-03-99     4.76          5,000,000         4,896,097
   08-04-99     4.76          8,300,000         8,126,422
 ANZ (Delaware)
   04-06-99     4.93          6,000,000         5,969,157
   04-13-99     4.93         10,000,000         9,939,125
 BBV Finance (Delaware)
   04-14-99     4.90          6,600,000         6,559,098
   04-26-99     4.89          4,800,000         4,762,493
 First Union Natl Bank
   11-18-99     5.03          2,000,000(c)      2,000,000
 Morgan Guaranty
   11-29-99     4.99          5,000,000(c)      5,000,000
 NBD Bank Canada
   03-01-99     4.85          3,800,000         3,798,980
   03-02-99     5.19            500,000           499,786
 Societe Generale North America
   04-26-99     4.85          5,100,000         5,060,560
   04-28-99     4.85         12,800,000        12,697,601
 U.S. Bank Minneapolis
   07-23-99     4.95         10,000,000        10,000,000
   07-30-99     4.98          3,300,000         3,300,000
   08-09-99     4.89          6,300,000         6,300,000
 Wachovia Bank
   03-03-99     5.18          3,400,000         3,400,000

Westdeutsche Landesbank Yankee

   04-29-99     4.89%        $3,900,000        $3,900,000
   05-10-99     4.88          4,900,000         4,900,000
   05-24-99     4.86          5,000,000         5,000,000
   05-28-99     4.93          5,000,000         5,000,000
   08-12-99     4.88          5,000,000         5,000,000
 Westpac Capital
   04-08-99     4.88          8,800,000         8,752,773
   06-10-99     4.92          3,400,000         3,353,112
 Total                                        133,124,454


 Broker dealers (9.9%)
 Bear Stearns
   04-23-99     4.85          9,400,000         9,331,067
   06-18-99     4.85          5,000,000         4,926,617
   07-15-99     4.87          4,200,000         4,123,203
 Goldman Sachs Group
   03-18-99     5.23          7,400,000         7,380,004
   01-07-00     5.09          1,000,000(c)      1,000,000
 Merrill Lynch
   10-21-99     4.92          1,000,000(c)      1,000,000
   01-28-00     4.93          3,000,000(c)      3,000,000
 Morgan Stanley, Dean Witter,
  Discover & Co
   03-26-99     5.02          3,800,000         3,785,978
   08-20-99     4.94          4,700,000         4,590,506
 Salomon Smith Barney
   05-14-99     4.86          5,000,000         4,949,439
 UBS Finance (Delaware)
   04-09-99     4.90          6,600,000         6,563,545
   08-09-99     5.00          1,000,000           977,859
   10-08-99     4.92          1,000,000           970,514
   10-12-99     4.95          1,000,000           969,796
 Total                                         53,568,528


 Chemicals (0.9%)
 Rohm & Haas
   07-29-99     4.86          5,000,000(b)      4,899,722

 Commercial finance (18.1%)
 Avco Financial Services
   03-23-99     5.19          1,000,000           996,583
   03-26-99     5.13          3,800,000         3,785,579
 CAFCO
   04-27-99     4.87          5,100,000(b)      5,059,713
   04-27-99     4.88          5,500,000(b)      5,456,373
   05-03-99     4.88          5,400,000(b)      5,352,907
   05-21-99     4.88            800,000(b)        791,091
 Ciesco LP
   04-12-99     4.92          8,600,000         8,548,917
 Delaware Funding
   03-22-99     4.87          5,500,000(b)      5,482,923
   04-22-99     4.85          6,400,000(b)      6,353,920
   04-27-99     4.85          8,500,000(b)      8,433,133

See accompanying notes to investments in securities.

Issuer     Annualized              Amount           Value(a)
        yield on date          payable at
          of purchase            maturity

 Falcon Asset
   03-29-99     4.87%          $5,000,000(b)     $4,979,833
   04-06-99     4.89            6,100,000(b)      6,068,707
   04-15-99     4.88            5,900,000(b)      5,862,795
   04-16-99     4.92            5,300,000(b)      5,265,444
 New Center Asset Trust
   06-04-99     4.93            5,900,000         5,823,057
 Preferred Receivables
   04-19-99     4.88            5,500,000(b)      5,462,210
 Variable Funding Capital
   03-10-99     4.87            3,300,000(b)      3,295,100
   03-18-99     4.87            6,100,000(b)      6,084,354
   05-10-99     4.88            5,000,000(b)      4,951,800
 Total                                           98,054,439


 Energy (2.1%)
 Chevron Transport
   03-01-99     5.12            6,300,000(b)      6,298,206
   06-08-99     4.78            5,000,000(b)      4,932,947
 Total                                           11,231,153

 Financial services (13.5%)
 CIT Group Holdings
   05-04-99     4.91            5,400,000         5,351,787
 Corporate Receivables
   05-04-99     4.85            4,100,000(b)      4,063,920
   05-06-99     4.88            4,900,000(b)      4,855,388
   05-27-99     4.90            6,100,000(b)      6,027,010
 GMAC
   04-30-99     4.91            5,500,000         5,453,870
 Intl Lease Finance
   05-11-99     4.91            5,000,000         4,951,029
 Natl Rural Utilities
   03-09-99     5.18            2,400,000         2,396,580
   03-29-99     5.16            2,000,000         1,991,500
   04-09-99     4.91            7,900,000         7,856,363
 Sheffield Receivables
   03-08-99     4.87            5,000,000(b)      4,993,925
   03-16-99     4.94           10,000,000(b)      9,976,860
 Windmill Funding
   04-01-99     5.06            3,100,000(b)      3,085,792
   04-20-99     4.89            5,000,000(b)      4,965,117
   09-27-99     4.90            3,000,000         2,916,260

 Xerox Credit
   04-09-99     4.91%          $4,100,000        $4,077,353
 Total                                           72,962,754

 Health care (0.9%)
 Glaxo Wellcome
   04-07-99     4.88            5,000,000(b)      4,973,837

 Insurance (2.9%)
 American General
   05-05-99     4.90            6,000,000         5,946,065
 American General Finance
   05-07-99     4.89           10,000,000         9,907,617
 Total                                           15,853,682


 Miscellaneous (7.1%)
 CXC
   04-12-99     4.94            7,100,000(b)      7,057,652
   04-16-99     4.87            5,000,000(b)      4,967,867
   05-12-99     4.88            3,900,000(b)      3,861,360
   05-14-99     4.89            4,700,000(b)      4,652,076
 Fleet Funding
   04-05-99     4.88            5,400,000(b)      5,373,082
   04-15-99     4.89           12,500,000(b)     12,420,687
 Total                                           38,332,724


 Multi-industry conglomerates (3.3%)
 General Electric
   03-23-99     4.87            6,100,000         6,080,277
   06-03-99     4.94            5,000,000         4,935,333
 General Electric Capital
   04-30-99     5.14            3,000,000         2,973,857
 General Electric Capital Services
   04-30-99     4.87            3,700,000         3,669,287
 Total                                           17,658,754

 Total commercial paper
 (Cost: $480,437,537)                          $480,437,537

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Moneyshare Fund


Issuer     Annualized              Amount           Value(a)
        yield on date          payable at
          of purchase            maturity

Letters of credit (10.7%)

 Bank of New York-
 River Fuel
   05-04-99     4.88%          $7,300,000(b)      $7,235,492
 Barclays Bank-
 Banco de Columbia
   05-07-99     4.85            5,000,000          4,953,521
 Canadian Imperial Bank-
 Commed Fuel
   04-07-99     4.82            5,000,000          4,973,892
   04-22-99     4.82            3,800,000          3,772,526
 Chase Manhattan-
 Somerset Railroad
   03-25-99     4.87            5,800,000          5,779,684
 Dresdner Bank-
 ContiFinancial
   03-04-99     4.85            5,000,000          4,996,632
   04-09-99     4.86            4,800,000          4,773,432
   05-11-99     4.86            5,000,000          4,950,725

 First Chicago-
 Commed Fuel
   04-15-99     4.86%           5,000,000          4,968,601
 Union Bank Switzerland-
 River Fuel Trust
   03-17-99     4.86            3,700,000          3,691,009
   03-24-99     4.86            2,800,000          2,790,550
   04-05-99     4.90            5,000,000          4,974,820


 Total letters of credit
 (Cost: $57,860,884)                             $57,860,884


 Total investments in securities
 (Cost: $542,798,084)(d)                        $542,798,084



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(c) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1999.

(d) Also represents the cost of securities for federal income tax purposes at Feb. 28, 1999.

Retirement Annuity Mutual Funds
International Equity Fund
Feb. 28, 1999 (Unaudited)

                                                       (Percentages represent
                                                         value of investments
                                                       compared to net assets)

Common stocks (94.3%)

Issuer                              Shares           Value(a)

Canada (4.6%)

 Banks and savings & loans (0.5%)
 Toronto-Dominion Bank             243,600        $10,030,873


 Communications equipment & services (1.9%)
 Newbridge Networks                214,600(b)       5,215,231
 Northern Telecom                  606,100(d)      35,191,681
 Total                                             40,406,912


 Energy (0.8%)
 Petro-Canada                    1,523,400         16,364,352


 Multi-industry conglomerates (1.4%)
 Bombardier Cl B                 1,977,600(b)      29,045,713


 France (13.8%)

 Banks and savings & loans (2.8%)
 Banque Natl de Paris              750,744(b)      60,009,746


 Electronics (1.0%)
 SGS-Thomson
   Microelectronics                239,484(b)      21,367,840

 Energy (2.6%)
 Total Petroleum Cl B              532,936(b)      55,666,497


 Household products (0.9%)
 Rhone-Poulenc Cl A                424,482(b)      19,485,464


 Industrial equipment & services (1.8%)
 Castorama Dubois                  178,298         37,639,439


 Utilities -- electric (2.8%)
 Suez Lyonnaise des Eaux            294,934        59,051,390

Utilities -- telephone (1.9%)
 France Telecom                     436,232        40,889,072

 Germany (10.8%)

 Automotive & related (2.5%)
 Volkswagen AG                      823,202        53,311,055


 Banks and savings & loans (1.3%)
 Bayerische Vereinsbank             504,804(b)     28,639,651


 Chemicals (2.8%)
 Henkel KGaA                        751,803        60,342,340


 Industrial equipment & services (4.2%)
 Mannesmann                         662,860(b)     89,134,055


 Italy (14.6%)

 Banks and savings & loans (7.6%)
 Banca Intesa                     8,246,434(b,d)   45,606,903
 Credito Italiano                11,257,574(b)     59,289,139
 Instituto Bancario
   San Paolo di Torino            3,342,179(d)     58,428,308
 Total                                            163,324,350


 Utilities -- telephone (7.0%)
 Telecom Italia                  11,760,400(b)     79,522,650
 Telecom Italia                   6,654,586(d)     70,167,286
 Total                                            149,689,936


 Japan (7.3%)

 Electronics (1.9%)
 Matsushita Communication
   Industrial                       475,000        24,590,037
 TDK                                236,000        16,933,189
 Total                                             41,523,226

 Health care (0.5%)
 Takeda Chemical Inds               291,000        10,010,371


 Health care services (0.9%)
 Yamanouchi Pharmaceutical          660,000        20,144,190

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
International Equity Fund


                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

Common stocks (continued)

Issuer                               Shares             Value(a)

 Household products (0.4%)

 Shiseido                           676,000          $8,207,384


 Utilities -- telephone (3.6%)
 Nippon Telegraph &
   Telephone                          6,825(b)       56,277,982
 NTT Mobile Communication
   Network                            5,100          20,725,939
 Total                                               77,003,921


 Mexico (0.3%)

 Beverages & tobacco
 Fomento Economico
   Mexicano ADR                     245,000(c)        6,446,563

 Netherlands (5.9%)

 Energy (0.8%)
 Royal Dutch Petroleum              406,941          17,897,265


 Household products (1.2%)
 Unilever                         2,580,482(b)       24,735,468


 Industrial equipment & services (2.5%)
 Philips Electronics                749,651(b)       52,339,358


 Utilities -- telephone (1.4%)
 Equant                             416,002          30,050,820


 Singapore (2.2%)

 Banks and savings & loans
 Oversea-Chinese Banking          3,705,000(b)       24,733,098
 Overseas Union Bank              6,070,000(b)       22,197,990
 Total                                               46,931,088


 South Korea (0.6%)

 Electronics
 Samsung Electronics                169,711(b)       11,956,751

 Spain (5.9%)


 Banks and savings & loans (0.9%)
 Argentaria                        805,086(b,d)     $19,297,187


 Utilities -- electric (2.4%)
 Endesa ADR                        855,525           22,707,259
 Iberdrola                       1,884,957(b)        29,533,318
 Total                                               52,240,577


 Utilities -- telephone (2.6%)
 Telefonica de Espana            1,192,905           54,562,520


 Sweden (4.3%)

 Banks and savings & loans (0.9%)
 Nordbanken Holding              3,183,828(b)        19,286,356


 Communications equipment & services (3.4%)
 Ericsson (LM) Cl B              2,749,936(b)        72,879,354


 Switzerland (4.3%)

 Banks and savings & loans (3.4%)
 UBS                               236,294           73,561,537


 Health care (0.9%)
 Novartis                           10,815(b)        18,976,827


 Thailand (0.1%)

 Banks and savings & loans
 Thai Farmers Bank               1,396,000(b)         2,335,089


See accompanying notes to investments in securities.

Issuer                              Shares             Value(a)

United Kingdom (19.5%)

Banks and savings & loans (0.6%)
 Standard Chartered              1,062,409         $13,879,311


 Energy (0.8%)
 Shell Transport & Trading       3,236,308(b)       18,091,933


 Health care (0.9%)
 Zeneca Group ADR                  483,970          20,162,529


 Insurance (0.2%)
 Allied Zurich                     320,179           4,729,428


 Media (2.2%)
 British Sky
   Broadcasting Group            5,012,157          46,297,294

 Multi-industry conglomerates (5.0%)
 General Electric                8,440,537(b)       69,069,759
 Williams                        6,173,405          38,420,186
 Total                                             107,489,945


 Retail (2.5%)
 Great Universal Stores          4,193,906(b)      $53,579,246


 Utilities -- telephone (7.3%)
 Cable & Wireless
   Communications                2,402,430(b)       28,381,587
 Orange                          4,012,555          58,434,036
 Vodafone                        3,703,379          68,178,837
 Total                                             154,994,460


 Total common stocks
 (Cost: $1,629,157,413)                         $2,014,008,683


 Other (0.6%)
 Issuer                             Shares             Value(a)
 Banca Intesa
   Warrants                     10,662,896         $12,134,376


 Total other
 (Cost: $2,347,168)                                $12,134,376


 See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
International Equity Fund


                                                 (Percentages represent
                                                   value of investments
                                                 compared to net assets)

Short-term securities (11.8%)

Issuer     Annualized                Amount               Value(a)
        yield on date            payable at
          of purchase              maturity

U.S. government agencies (7.3%)

 Federal Home Loan Bank Disc Nt
   03-19-99     4.75%           $30,200,000            $30,120,809
 Federal Home Loan Mtge Corp Disc Nts
   03-09-99     4.75             41,100,000             41,045,886
   03-11-99     4.74             26,000,000             25,959,093
   03-12-99     4.79              6,700,000              6,688,483
   03-15-99     4.73              9,600,000              9,579,904
   03-17-99     4.74             15,000,000             14,964,675
   04-23-99     4.79             15,300,000             15,188,852
 Federal Natl Mtge Assn Disc Nt
   03-24-99     4.76             11,600,000             11,561,736
 Total                                                 155,109,438

 Commercial paper (4.5%)
 AT&T
   03-30-99     4.85              6,300,000              6,273,797
 Cargill Global
   03-01-99     4.86              3,400,000(e)           3,399,082
 Ciesco LP
   03-09-99     4.82             12,500,000(e)          12,483,333
   03-17-99     4.86              2,500,000(e)           2,493,963
 Delaware Funding
   03-22-99     4.87             14,000,000(e)          13,950,343

Dresdner US Finance
   03-01-99     4.86             15,000,000             14,995,958
 Fleet Funding
   03-10-99     4.85              5,500,000(e)           5,491,883
 GMAC
   03-10-99     4.85             20,000,000             19,970,545
 Natl Australia Funding (Delaware)
   03-16-99     4.85              6,900,000              6,884,262
 Novartis Finance
   03-11-99     4.83              4,000,000(e)           3,993,573
 Rohm & Haas
   03-22-99     4.85              5,800,000(e)           5,782,139
 Salomon Smith Barney
   04-01-99     4.86                700,000                696,894
 Total                                                  96,415,772
Total short-term securities
 (Cost: $251,531,666)                                 $251,525,210


 Total investments in securities
 (Cost: $1,883,036,247)(f)                          $2,277,668,269


See accompanying notes to investments in securities.

Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements. Foreign security values are stated in U.S. dollars.

(b) Non-income producing.

(c) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Feb. 28, 1999 are as follows:

Issuer            Beginning  Purchase    Sales      Ending Dividend    Value(a)
                       cost      cost     cost        cost   income

Fomento Economico

   Mexicano ADR* $6,730,104      $--      $--   $6,730,104     $-- $6,446,563

*Issuer was not an affiliate for the entire period ended Feb. 28, 1999.

(d) Security is partially or fully on loan. See Note 5 to the financial statements.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f) At Feb. 28, 1999, the cost of securities for federal income tax purposes was approximately $1,883,036,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................$452,865,000
Unrealized depreciation......................................(58,233,000)
Net unrealized appreciation.................................$394,632,000

Investments in securities

Retirement Annuity Mutual Funds
Aggressive Growth Fund
Feb. 28, 1999 (Unaudited)

                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

 Common stocks (91.4%)
Issuer                         Shares           Value(a)

Aerospace & defense (0.2%)

 L-3 Communications
   Holdings                   100,000(b)     $4,287,500

 Airlines (1.8%)
 Comair Holdings              275,000        10,346,875
 SkyWest                      350,000        11,003,125
 Southwest Airlines           600,000        18,075,000
 Total                                       39,425,000

 Banks and savings & loans (1.5%)
 Creditrust                   360,000(b)      9,000,000
 MicroFinancial               220,000(b)      2,695,000
 UnionBanCal                  400,000        12,575,000
 Zions Bancorp                137,000         8,768,000
 Total                                       33,038,000

Beverages & tobacco (0.6%)
 Beringer Wine Estates
   Holdings Cl B              325,000(b)     13,101,563

 Communications equipment & services (2.1%)
 American Tower Cl A          650,000(b)     17,428,125
 Gilat Satellite Networks     230,000(b,c)   13,627,500
 Loral Space &
   Communications             250,000(b)      4,500,000
 Orbital Sciences             405,000(b)     11,188,125
 Total                                       46,743,750

 Computers & office equipment (32.3%)
 3Com                         425,000(b)     13,360,938
 Acxiom                       225,000(b)      5,385,938
 American Management
   Systems                    550,000(b)     18,356,250
 Analytical Surveys           113,000(b)      2,938,000
 Ascend Communications        300,000(b)     23,081,250
 At Home Corp Series A         35,000(b)      3,714,375
 BindView Development         220,000(b)      4,950,000
 Bottomline Technologies      117,500(b)      2,467,500
 Cambridge Technology
   Partners                   300,000(b)      7,537,500
 CBT Group Public ADR         400,000(b,c)    6,375,000
 Cisco Systems                322,500(b)     31,544,530
 CMGI                          40,000(b)      4,905,000
 Cognex                       200,000(b)      5,000,000
 Compuware                    225,000(b)     12,585,938
 Earthlink Network            100,000(b)      6,018,750
 Electronics for  Imaging     150,000(b)      5,240,625
 EMC                          100,000(b)     10,237,500
 Entrust Technologies         100,000(b)      2,462,500
 Equant                       150,000(b,c)   10,800,000
 Excite                       125,000(b)     12,812,500
 Exodus Communications         40,000(b)      2,935,000
 Fiserv                       500,000(b)     23,500,000
 FORE Systems               1,000,000(b)     14,500,000
 Gemstar Intl Group           230,000(b)     14,720,000

 GeoTel Communications        250,000(b)    $10,765,625

 IDX Systems                   80,000(b)      1,900,000
 Information Advantage        115,000(b)      1,380,000
 Informix                   1,350,000(b)     11,812,500
 InfoSpace.com                100,000(b)      5,450,000
 Inktomi                       40,000(b)      2,485,000
 Legato Systems               500,000(b)     24,624,999
 Maxtor                     1,650,000(b)     13,612,500
 Mercury Interactive          445,000(b)     28,841,562
 Metzler Group                730,000(b)     31,024,999
 MindSpring Enterprises       100,000(b)      8,550,000
 Natl Data                    150,000         7,246,875
 Netscape Communications      275,000(b)     21,295,313
 Network Associates           250,000(b)     11,750,000
 Network Solutions Cl A        41,200(b)      7,477,800
 Novell                       750,000(b)     14,531,250
 ONYX Software                 90,000(b)      1,670,625
 Parametric Technology        374,500(b)      5,757,938
 Peregrine Systems            187,500(b)      4,804,688
 Policy Management Systems    289,150(b)     10,572,047
 Profit Recovery Group Intl   356,300(b)     11,757,900
 PSINet                       650,000(b)     23,278,125
 Qualix Group                 375,000(b)      2,390,625
 Quantum                      500,000(b)      8,218,750
 Rational Software            375,000(b)     11,132,813
 Read-Rite                    800,000(b)      6,800,000
 Safeguard Scientifics        475,000(b)     17,753,125
 Seagate Technology           675,000(b)     19,532,813
 Secure Computing           1,000,000(b,d)   18,875,000
 Security Dynamics
   Technologies               600,000(b)     11,100,000
 Security First Technologies  170,000(b)     11,156,250
 SERENA Software               78,000(b)      1,023,750
 Software AG Systems          600,000(b)      6,712,500
 Sterling Commerce            825,000(b)     21,450,000
 SunGard Data Systems         394,200(b)     15,620,175
 Sykes Enterprises            220,000(b)      6,270,000
 Unisys                       820,000(b)     24,446,249
 USWeb                        100,000(b)      3,368,750
 Verio                        100,000(b)      2,837,500
 VeriSign                     170,000(b)     16,660,000
 Verity                       130,000(b)      5,021,250
 VerticalNet                   24,400(b)      1,006,500
 Yahoo!                        30,000(b)      4,605,000
 Total                                      721,999,890


 Electronics (10.0%)
 Altera                       290,000(b)     14,101,250
 Atmel                        800,000(b)     13,750,000
 C-Cube Microsystems          455,000(b)      8,531,250
 Cree Research                450,000(b)     14,709,375
 Galileo Technology           150,000(b)      3,075,000
 Kent Electronics             417,000(b)      4,743,375
 KLA-Tencor                   300,000(b)     15,543,750
 Level One Communications     300,000(b)     10,050,000

See accompanying notes to investments in securities.

Issuer                          Shares           Value(a)

 LSI Logic                     480,000(b)    $12,450,000

 Micron Technology             450,000(b)     25,931,250
 PRI Automation                150,000(b)      4,500,000
 SIPEX                         295,000(b)      3,374,063
 SLI                           675,000(b)     15,103,125
 Teradyne                      150,000(b)      7,143,750
 Uniphase                      365,000(b,g)   32,165,624
 Veeco Instruments             300,000(b)     11,475,000
 Vitesse Semiconductor         260,000(b)     11,943,750
 Xilinx                        250,000(b)     17,437,500
 Total                                       226,028,062

 Energy (0.1%)
 Tesoro Petroleum              334,800(b)      2,678,400


 Financial services (2.7%)
 E*TRADE Group                  55,000(b)      2,523,125
 Federated Investors Cl B      600,000        11,512,500
 Heller Financial              266,500         6,445,969
 Knight/Trimark Group Cl A     950,000(b)     33,012,500
 Sirrom Capital                800,000         5,700,000
 Total                                        59,194,094

 Food (0.5%)
 Suiza Foods                   275,000(b)     10,175,000


 Furniture & appliances (0.6%)
     Ethan Allen Interiors     280,000        12,600,000


 Health care (8.6%)
 Albany Molecular Research     120,000(b)      2,400,000
 Alkermes                      212,000(b)      5,949,250
 Allergan                      175,000        14,262,500
 ALZA                          275,000(b)     14,420,313
 Anesta                        440,000(b)      8,717,500
 Biogen                        100,000(b,g)    9,612,500
 Forest Laboratories           253,100(b)     12,512,631
 Genentech                     160,000(b)     12,770,000
 Guidant                       300,000        17,100,000
 IDEXX Laboratories            530,000(b)     11,858,750
 IVAX                          750,000(b)     11,062,500
 MedImmune                       1,300(b)         71,500
 PathoGenesis                  350,000(b,f)   16,034,375
 Pharmaceutical Product
   Development                 450,000(b)     15,637,500
 Watson Pharmaceuticals        790,000(b)     38,166,874
 Zila                          790,000(b)      3,234,063
 Total                                       193,810,256

 Health care services (2.7%)
 Health Management
   Systems                   1,220,000(b,d)    6,481,250
 IMS Health                    315,000        11,182,500
 McKesson HBOC                 180,000        12,240,000
 MEDE AMERICA                   65,000(b)      1,113,125

 Medical Manager              400,000(b)     $11,200,000

 Pediatrix Medical Group      200,000(b)       6,175,000
 Sunrise Assisted Living      290,000(b)      11,201,250
 Total                                        59,593,125


 Household products (1.3%)
 ServiceMaster                590,000         11,025,625
 Steiner Leisure              645,000(b,c,d,e)19,027,500
 Total                                        30,053,125


 Industrial equipment & services (1.2%)
 Catalytica                  760,000(b)       10,830,000
 Iron Mountain               500,000(b)       15,312,500
 Total                                        26,142,500


 Insurance (0.5%)
 Nationwide Financial
   Services Cl A             268,750          12,211,328

 Leisure time & entertainment (2.8%)
 Circus Circus Enterprises   800,000(b)       13,700,000

 Harley-Davidson             257,700          14,898,281
 Mirage Resorts              477,000(b)        9,301,500
 SFX Entertainment Cl A      200,000(b)       12,225,000
 Ticketmaster Online-
   Citysearch Cl B           120,000(b)        4,335,000
 Travel Services Intl        480,000(b)        7,320,000
 Total                                        61,779,781

 Media (4.5%)
 Adelphia Communications
   Cl A                      250,000(b)       14,093,750
 Chancellor Media            200,000(b)        8,750,000
 Outdoor Systems           1,150,000(b)       32,128,125
 Snyder Communications       300,000(b)       10,275,000
 USA Networks                425,000(b)       16,893,750
 Young & Rubicam             475,000(b)       17,931,250
 Total                                       100,071,875

 Miscellaneous (0.3%)
 Intraware                   150,000(b)        2,831,250
 Corporate Executive Board   129,000(b)        3,160,500
 Total                                         5,991,750


 Multi-industry conglomerates (1.1%)
 Danaher                     400,000          19,300,000
 Global Imaging Systems      312,500(b)        5,761,719
Total                                         25,061,719


 Restaurants & lodging (1.2%)
 Darden Restaurants          600,000          13,200,000
 Papa John's Intl            312,950(b)       13,535,088
 Total                                        26,735,088

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Aggressive Growth Fund


                                                 (Percentages represent
                                                   value of investments
                                                 compared to net assets)

Common stocks (continued)

Issuer                        Shares                Value(a)


 Retail (8.4%)

 Bed Bath & Beyond            500,000(b)        $14,718,750
 Best Buy                     100,000(b,g)        9,275,000
 eBay                          15,000(b,g)        5,010,000
 Intimate Brands              550,000            21,621,875
 Lands' End                   220,000(b)          6,668,750
 Office Depot                 500,000(b)         17,843,750
 Rite Aid                     470,300            19,458,663
 Safeway                      500,000(b)         28,874,999
 Spiegel Cl A                 700,000(b)          4,987,500
 Staples                      592,500(b)         17,423,203
 Tiffany & Co                 275,000            15,726,563
 TJX Companies                420,000            11,996,250
 Williams-Sonoma              400,000(b)         13,675,000
 Total                                          187,280,303

 Textiles & apparel (0.3%)
 Steve Madden                 650,000(b)          5,850,000


 Transportation (1.3%)
 Airborne Freight             550,000            21,450,000
 Hunt (JB) Transport Services 300,000             7,050,000
 Total                                           28,500,000


 Utilities -- telephone (4.8%)
 ALLTEL                       250,000            14,968,750
 COLT Telecom Group ADR       280,000(b,c)       20,860,000


 Crown Castle Intl           750,000(b)         $12,750,000

 Energis                     440,000(b,c)        10,579,448
 Global TeleSystems Group    100,000(b)           5,550,000
 Intermedia Communications     5,288(b)              95,845
 MCI WorldCom                400,000(b)          33,000,000
 Omnipoint                   750,000(b)           8,718,750
 Total                                          106,522,793

 Total common stocks
 (Cost: $1,694,329,710)                      $2,038,874,902


 Preferred stocks (1.1%)
 Issuer                        Shares               Value(a)
 Federal-Mogul Finance Trust
   7.00% Cm Cv                 69,000(e)         $4,019,250
 Sinclair Broadcast Group
   6.00% Cv                   100,000             4,150,000
 Snyder Strypes Trust
   6.50% Cv                   155,000             4,805,000
 Suiza Capital
   5.50% Cm Cv                302,326(e)         10,959,317
   5.50% Cv                       174                 6,308

Total preferred stocks
 (Cost: $29,814,228)                            $23,939,875

See accompanying notes to investments in securities.

Bonds (0.8%)


Issuer                            Coupon           Principal           Value(a)
                                    rate              amount


                             Continucare

 Cv Sr Sub Nts
      10-31-02                         8.00%      $4,000,000(e)     $1,370,000
 Elan Finance
   Zero Coupon Cv Company Guaranty
      12-14-18                         3.25       18,000,000(e,h)   10,822,500
 Wind River Systems
   Cv Sub Nts
      08-01-02                         5.00        6,800,000         6,757,500
      Total bonds
 (Cost: $20,720,012)                                               $18,950,000




Options purchased (0.2%)

Issuer                           Shares    Exercise     Expiration     Value(a)
                                              price           date


                                  Calls

 Acxiom                         100,000         $22       May 1999    $368,750
 Bed Bath & Beyond              100,000          30       May 1999     293,750
 Centocor                       200,000          45     March 1999     143,750
 Circuit City                    30,000          50      July 1999     303,750
 Electronics for Imaging        100,000          30     April 1999     637,500
 FINOVA Group                   150,000          50     April 1999     665,625
 Kansas City Southern Inds      120,000          40     March 1999     907,500
 Pacific Sunwear of California  250,000          25     March 1999   1,140,625
 Pediatrix Medical Group         20,000          30       May 1999     141,250
 Sunrise Assisted Living         60,000          40     March 1999      90,000
 TJ Maxx                        100,000          30     April 1999     156,250


 Total options purchased
 (Cost: $5,692,428)                                                 $4,848,750



See accompanying notes to investments in securities.

Investments in securities


Retirement Annuity Mutual Funds
Aggressive Growth Fund


Short-term securities (6.8%)

Issuer    Annualized               Amount              Value(a)
       yield on date           payable at
         of purchase             maturity

U.S. government agency (4.4%)

 Federal Home Loan Mtge Corp Disc Nts
   03-02-99   4.79%            $1,900,000            $1,899,246
   03-04-99   4.83             16,700,000            16,688,867
   03-05-99   4.73             19,400,000            19,384,739
   03-24-99   4.77             15,000,000            14,950,417
   03-26-99   4.77             20,200,000            20,127,885
   04-06-99   4.77             25,000,000            24,874,652
 Total                                               97,925,806
Commercial paper (2.1%)
 Alcoa
   04-12-99   4.88              9,000,000             8,946,540
 Cargill Global
   03-01-99   4.86              1,300,000(i)          1,299,649
 Ciesco LP
   03-09-99   4.82              3,100,000(i)          3,095,867
 Delaware Funding
   03-08-99   4.86              7,700,000(i)          7,690,684
 Dresdner US Finance
   03-02-99   4.86              4,100,000             4,098,343
 Gateway Fuel
   03-15-99   4.84              1,400,000             1,397,001

 GTE Funding
   03-26-99   4.85%             5,500,000             5,480,076
 Household Finance
   03-09-99   4.86              5,100,000             5,093,143
 Natl Rural Utilities
   03-05-99   4.84              4,100,000             4,096,706
 Pacific Gas & Electric
   03-08-99   4.83              5,500,000             5,493,359
 Total                                               46,691,368

 Letter of credit (0.3%)
 Bank of America-
 AES Hawaii
   03-12-99   4.83              7,000,000             6,987,816


 Total short-term securities
 (Cost: $151,604,990)                              $151,604,990

Total investments in securities
 (Cost: $1,902,161,368)(j)                       $2,238,218,517


See accompanying notes to investments in securities.

Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 1999, the value of foreign securities represented 3.64% of net assets.

(d) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Feb. 28, 1999 are as follows:

Issuer            Beginning   Purchase       Sales    Ending Dividend Value(a)

                       cost       cost        cost      cost   income
Health Management
    Systems     $13,565,943   $143,750    $464,375 $13,245,318  $--  $6,481,250
Secure Computing 12,952,228         --   1,082,813  11,869,415   --  18,875,000
Steiner Leisure*  6,314,583    671,250   1,300,000   5,685,833   --  19,027,500

Total           $32,832,754   $815,000  $2,847,188 $30,800,566  $-- $44,383,750

*Issuer was not an affiliate for the entire period ended Feb. 28, 1999.

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) Security is partially or fully on loan. See Note 5 to the financial statements.

(g) At Feb. 28, 1999, securities valued at $22,390,625 were held to cover open call options written as follows:

Issuer                Shares     Exercise      Expiration       Value(a)
                                    price            date

Best Buy              60,000         $95        March 1999     $262,500

Biogen               100,000          90        March 1999      875,000

eBay                  15,000         285        March 1999      972,187

Uniphase              25,000         100        March 1999       39,844

Total                                                        $2,149,531


(h) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(i) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(j) At Feb. 28, 1999, the cost of securities for federal income tax purposes was approximately $1,902,096,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation...................................$452,129,000
Unrealized depreciation...................................(116,006,000)
Net unrealized appreciation...............................$336,123,000

Retirement Annuity Mutual Funds
Global Yield Fund
Feb. 28, 1999 (Unaudited)

                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)

 Bonds (92.9%)(c)

Issuer        Coupon             Principal              Value(a)
                rate                amount

 Argentina (1.4%)
 Comp Nav Perez Companc
  (U.S. Dollar)
    01-30-04    9.00%           $1,000,000(d)          $940,000
 Republic of Argentina
  (Japanese Yen)
    03-27-01    5.50           110,000,000              907,045
  (U.S. Dollar)
    03-31-05    6.19             1,410,000            1,155,319
 Total                                                3,002,364


 Australia (0.8%)
 New South Wales Treasury
  (Australian Dollar)
    03-01-08    8.00             2,700,000(d)         1,927,136


 Bermuda (0.1%)
 Central Euro Media
  (Deutsche Mark) Sr Nts Series RG
    08-15-04    4.45               750,000              303,569


 Brazil (0.1%)
 Espirito Santo-Escelsa
  (U.S. Dollar)
    07-15-07   10.00               410,000              229,600


 Canada (3.1%)
 Govt of Canada
  (Canadian Dollar)
    02-01-06    7.00             2,000,000            1,461,932
    06-01-23    8.00             4,200,000            3,725,582
 Rogers Communication
  (Canadian Dollar) Sr Nts
    07-15-07    6.37             2,000,000            1,349,380
 Total                                                6,536,894

 Cayman Islands (--%)
 Roil
  (U.S. Dollar)
    12-05-02   12.78               870,000(d)           156,600


 China (0.1%)
 Zhuhai Highway
  (U.S. Dollar) Sub Nts
    07-01-08   12.00               500,000(d)           267,500

  Denmark (3.5%)
 Govt of Denmark
  (Danish Krone)
    05-15-03    8.00%            7,700,000            $1,302,732
    03-15-06    8.00             7,500,000             1,343,318
    11-10-24    7.00            24,850,000             4,617,403
Total                                                  7,263,453

 France (0.2%)
 Govt of France
  (European Currency Unit)
    04-25-05    7.50               400,000               531,258


 Germany (6.7%)
 Bayerische Landesbank
  (U.S. Dollar) Sub Nts
    12-01-08    5.88               800,000               786,834
 Federal Republic of Germany
  (Deutsche Mark)
    11-11-04    7.50             2,776,314             3,646,055
    06-20-16    6.00             2,914,364             3,724,362
    07-04-27    6.50             4,243,723             5,727,842
 Total                                                13,885,093


 Greece (0.7%)
 Hellenic Republic
  (Greek Drachma)
    03-21-00    9.80           477,000,000             1,633,248



 Hong Kong (2.3%)
 Dao Heng Bank
  (U.S. Dollar) Sub Nts
    01-24-07    7.75             1,000,000(d)            793,240
 Hutchison Whampoa Finance
  (U.S. Dollar) Company Guaranty
    08-01-27    7.50             2,000,000(d)          1,652,061
 Mass Transit Railway
  (U.S. Dollar)
    02-04-09    7.50             2,500,000             2,492,869
 Total                                                 4,938,170

 Indonesia (0.2%)
 Tjiwi Kimia Finance Mauritius
  (U.S. Dollar) Company Guaranty
    08-01-04   10.00             1,300,000               689,000


See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Global Yield Fund


                                                     (Percentages represent
                                                       value of investments
                                                     compared to net assets)

Bonds (continued)

Issuer        Coupon              Principal          Value(a)
                rate                 amount

 Israel (0.4%)

 Israel Electric
  (U.S. Dollar) Sr Nts
    12-15-26    7.88%           $1,000,000(d)        $935,940


 Italy (3.5%)
 Govt of Italy
  (Italian Lira)
    09-15-01    7.75             1,265,317          1,538,325
    01-01-04    8.50             2,757,875          3,655,555
    11-01-26    7.25             1,575,191          2,223,498
 Total                                              7,417,378

 Japan (0.6%)
 Sony
  (U.S. Dollar)
    03-04-03    6.13             1,500,000          1,510,814


 Malaysia (0.7%)
 Petronas
  (U.S. Dollar)
    08-15-15    7.75             2,000,000          1,727,738


 Mexico (3.1%)
 Banco Nacional de Comercio Exterior
  (U.S. Dollar)
    02-02-04    7.25             2,000,000          1,760,000
 Petroleos Mexicanos
  (U.S. Dollar) Company Guaranty
    12-02-08    9.38             1,500,000(d)       1,488,750
 United Mexican States
  (British Pound) Medium-term Nts Series E
    05-30-02   14.48               750,000          1,146,911
  (U.S. Dollar)
    09-15-16   11.38             2,150,000(g)       2,176,875
 Total                                              6,572,536

 Norway (4.0%)
 Govt of Norway
  (Norwegian Krone)
    05-31-01    7.00            47,270,000          6,213,073
    05-15-09    5.50            16,040,000          2,114,341
 Total                                              8,327,414


 Panama (0.4%)
 Banco General
  (U.S. Dollar)
    08-01-02    7.70             1,000,000(d)         922,081

 Peru (0.3%)
 Southern Peru Copper
  (U.S. Dollar)
    05-30-07    7.90%           $1,000,000           $900,776


 Philippines (0.4%)
 Philippine Long Distance Telephone
  (U.S. Dollar) Medium-term Nts Series E
    03-06-07    7.85             1,200,000(d)       1,025,373


 Poland (0.8%)
 Govt of Poland
  (U.S. Dollar)
    10-27-14    4.00             2,000,000(f)       1,808,750


 Russia (0.1%)
 Govt of Russia
  (U.S. Dollar)
    06-10-03   11.75              375,000(d)          105,234
    07-24-05    8.75              425,000(d)           93,500
 Tatneft Finance
  (U.S. Dollar) Company Guaranty
    10-29-02    9.00              800,000(d)          122,000
Total                                                 320,734

 Slovenia (1.5%)
 Republic of Slovenia
  (Deutsche Mark)
    06-16-04    5.75            5,500,000           3,290,100


 South Korea (0.6%)
 Korea Development Bank
  (U.S. Dollar)
    05-15-06    7.25            1,500,000           1,431,984


 Spain (1.7%)
 Govt of Spain
  (European Monetary Unit)
    04-30-99    9.40            1,202,024           1,333,926
    04-30-06    8.80            1,021,721           1,453,320
    01-31-29    6.00              732,033             915,482
 Total                                              3,702,728

See accompanying notes to investments in securities.

Issuer       Coupon             Principal             Value(a)
               rate                amount

 Sweden (3.4%)
 Govt of Sweden
  (Swedish Krona)
    02-09-05    6.00%          15,000,000           $2,022,945
    08-15-07    8.00           26,200,000            4,023,979
 Paulson Enterprenad
  (Swedish Krona)
    12-15-00    8.29            9,000,000            1,097,266
 Total                                               7,144,190

 United Kingdom (10.8%)
 Colt Telecom Group
  (Deutsche Mark)
    07-31-08    4.2            51,500,000              858,005
 United Kingdom Treasury
  (British Pound)
    03-03-00    9.00            2,000,000            3,332,018
    11-06-01    7.00            1,125,000            1,898,533
    06-07-02    7.00            1,000,000            1,710,273
    06-10-03    8.00            3,540,000            6,389,600
    12-07-05    8.50            2,715,000            5,303,095
    09-08-06    7.75            1,500,000            2,856,114
 Total                                              22,347,638

 United States (38.3%)
 California Infrastructure-
  Pacific Gas & Electric
  (U.S. Dollar)
    06-25-03    6.16            1,050,000            1,058,841
 Citicorp
  (Deutsche Mark)
    09-19-09    6.25            3,000,000            1,821,456
 DTE Burns Harbor LLC
  (U.S. Dollar) Sr Nts
    01-30-03    6.57            1,300,000(d)         1,270,750
 Federal Natl Mtge Assn
  (U.S. Dollar)
    02-15-08    5.75            2,000,000            1,991,646
    03-01-10    5.50            1,500,000(b)         1,455,938
    07-01-13    6.00            1,987,818            1,969,590
    02-01-27    7.50              597,560              613,646
    03-01-27    7.50            1,246,261            1,279,810
    06-01-27    7.50            1,046,259            1,074,425
 Federated Dept Stores
  (U.S. Dollar)
    02-15-28    7.00            1,500,000            1,477,972
 First Union-
  Lehman Brothers Cl A3
  (U.S. Dollar) Series 1997-C1
    04-18-29    7.50            1,150,000            1,145,757
 Firstar Capital
  (U.S. Dollar) Company Guaranty Series B
    12-15-26    8.32            1,000,000            1,053,800
 Ford Motor Credit
  (U.S. Dollar)
    09-10-02    6.55            3,000,000            3,053,501

 GTE North
  (U.S. Dollar) Series F
    02-15-10    6.38%         $2,000,000           $2,036,985
 MGM Grand
  (U.S. Dollar)
    02-01-05    6.95           1,500,000            1,412,049
 Morgan (JP)
  (U.S. Dollar) Sr Sub Medium-term Nts Series A
    02-15-12    4.00           1,000,000              888,170
 Nationwide CSN Trust
  (U.S. Dollar)
    02-15-25    9.88           1,500,000(d)         1,770,034
 New York Life Insurance
  (U.S. Dollar)
    12-15-23    7.50           1,000,000(d)           985,453
 Railcar Leasing
  (U.S. Dollar)
    01-15-13    7.13           3,000,000(d)         3,170,884
 Texas Utilities Electric
  (U.S. Dollar)
    08-01-07    7.17           2,000,000            2,113,447
 TU Electric Capital
  (U.S. Dollar) Company Guaranty
    01-30-37    8.18           1,000,000            1,052,930
 U.S. Treasury
  (U.S. Dollar)
    02-15-00    5.88           4,500,000            4,535,977
    11-15-00    5.75           1,500,000            1,514,397
    11-30-00    4.63           1,000,000              991,412
    11-15-01    7.50           1,650,000            1,744,073
    04-30-03    5.75           1,425,000            1,448,571
    02-15-05    7.50           5,600,000            6,201,462
    11-15-16    7.50          13,725,000           16,250,494
    02-15-20    8.50           3,150,000            4,149,142
    02-15-27    6.63           1,300,000            1,451,378
  TIPS
    01-15-07    3.38           3,000,000(e)         2,995,051
 USX
  (U.S. Dollar)
    03-01-08    6.85           2,000,000            1,954,223
 Watson Pharmaceuticals
  (U.S. Dollar) Sr Nts
    05-15-08    7.13           1,200,000            1,205,839
 Zurich Capital
  (U.S. Dollar) Company Guaranty
    06-01-37    8.38           1,000,000(d)         1,077,470
 Total                                             78,216,573

 Venezuela (0.3%)
 Govt of Venezuela
  (U.S. Dollar) Series DM
    03-31-07    2.42           2,631,000(f)           798,691


 Total bonds
 (Cost: $188,924,798)                            $189,765,323


See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Global Yield Fund


                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

Short-term securities (6.4%)

Issuer    Annualized                Amount            Value(a)
       yield on date            payable at
         of purchase              maturity

U.S. government agencies (5.6%)

 Federal Home Loan Bank Disc Nt
   03-19-99     4.75%             $800,000            $797,902
 Federal Home Loan Mtge Corp Disc Nts
   03-09-99     4.75             1,500,000           1,498,025
   03-11-99     4.79             1,800,000           1,797,145
   03-12-99     4.77             2,200,000           2,196,235
   03-15-99     4.72             1,100,000           1,097,707
   03-18-99     4.76             1,300,000           1,296,741
   03-23-99     4.79             1,300,000           1,295,857
   03-26-99     4.77             1,400,000           1,395,012
 Total                                              11,374,624



Commercial paper (0.8%)

 Natl Australia Funding
   (Delaware)
   03-16-99     4.85%             $800,000            $798,175
 Paccar Financial
   03-23-99     4.83               900,000             897,108
 Total                                               1,695,283

 Total short-term securities
 (Cost: $13,069,907)                               $13,069,907

Total investments in securities
 (Cost: $201,994,705)(h)                          $202,835,230


Notes to investments in securities


(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) At Feb. 28, 1999, the cost of securities purchased, including interest purchased, on a when-issued basis was $1,478,583.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated.

(d)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) U.S. Treasury inflation-protection securities (TIPS) are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

(f) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1999.

(g) Security is partially or fully on loan. See Note 5 to the financial statements.

(h) At Feb. 28, 1999, the cost of securities for federal income tax purpose was approximately $201,767,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................$6,963,000
Unrealized depreciation.....................................(5,895,000)
Net unrealized appreciation.................................$1,068,000

Retirement Annuity Mutual Funds
Growth Dimensions Fund
Feb. 28, 1999 (Unaudited)

                                                (Percentages represent
                                                  value of investments
                                                compared to net assets)

Common stocks (94.1%)
Issuer                           Shares              Value(a)

Aerospace & defense (0.6%)
United Technologies             141,000          $17,466,375


 Airlines (1.7%)
 AMR                            303,500(b)        16,825,281
 Southwest Airlines           1,103,900           33,254,988
 Total                                            50,080,269

Automotive & related (0.7%)
 Ford Motor                     365,100           21,654,994


 Banks and savings & loans (3.7%)
 BankAmerica                    289,774           18,925,864
 State Street                   589,500           45,207,282
 Wachovia                        75,200            6,396,700
 Wells Fargo                  1,036,900           38,106,075
 Total                                           108,635,921


 Beverages & tobacco (0.6%)
 Coca-Cola                      295,200           18,874,350


 Chemicals (1.5%)
 Waste Management               898,200           43,899,525


 Communications equipment & services (2.4%)
 Lucent Technologies            407,300           41,366,406

 Tellabs                        340,800(b)        27,285,300
 Total                                            68,651,706


 Computers & office equipment  (18.3%)
 America Online                 842,500(b)        74,929,844
 BMC Software                   439,326(b)        17,957,450
 Cisco Systems                1,128,300(b)       110,361,843
 Compaq Computer              1,193,400           42,067,350
 EMC                            421,300(b)        43,130,588
 Hewlett-Packard                401,500           26,674,656
 Intl Business Machines         575,600           97,851,999
 Microsoft                      505,400(b)        75,873,175
 Network Associates             280,500(b)        13,183,500
 Novell                         898,400(b)        17,406,500
 Solectron                      140,400(b)         6,274,125
 Sun Microsystems                67,000(b)         6,519,938
 Total                                           532,230,968


 Electronics (4.7%)
 Applied Materials              252,500(b)        14,045,313
 Intel                          491,200           58,913,299
 Teradyne                        69,900(b)         3,328,988
 Texas Instruments              463,400           41,329,487
 Uniphase                       224,900(b)        19,819,313
 Total                                           137,436,400

 Energy (1.5%)
 Exxon                          322,800          $21,486,375
 Mobil                          280,800           23,359,050
 Total                                            44,845,425


 Energy equipment & services (0.1%)
 Schlumberger                    53,300(c)         2,588,381


 Financial services (6.5%)
 Associates First Capital Cl A  415,262           16,870,019
 Citigroup                      869,800           51,100,749
 Fannie Mae                     477,400           33,418,000
 MBNA                         1,052,950           25,534,038
 Morgan Stanley, Dean
   Witter, Discover & Co        435,490           39,411,845
 Paychex                        344,050           14,579,119
 Schwab (Charles)               112,000            8,351,000
 Total                                           189,264,770


 Health care (11.8%)
 ALZA                           140,300(b)         7,356,981
 Boston Scientific              320,400(b)         8,490,600
 Bristol-Myers Squibb           477,200           60,097,375
 Elan ADR                       350,900(b,c,e)    26,909,644
 Johnson & Johnson              177,700           15,171,138
 Medtronic                      407,200           28,758,500
 Merck & Co                     561,700           45,918,975
 Pfizer                         631,800           83,358,112
 Schering-Plough                673,600           37,679,500
 Warner-Lambert                 421,200           29,089,125
 Total                                           342,829,950


 Health care services (2.7%)
 Cardinal Health                561,450           40,529,672
 IMS Health                     435,700           15,467,350
 McKesson HBOC                  332,457           22,607,076
 Total                                            78,604,098

 Household products (1.1%)
 Gillette                       337,200           18,082,350
 Procter & Gamble               157,400           14,087,300
 Total                                            32,169,650


 Industrial equipment & services (0.6%)
 Illinois Tool Works            252,700           17,373,125

Insurance (1.7%)
 ACE                            593,500(c)        16,172,875
 American Intl Group            294,112           33,510,386
 Total                                            49,683,261

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Growth Dimensions Fund


                                              (Percentages represent
                                                value of investments
                                              compared to net assets)

Common stocks (continued)

Issuer                             Shares              Value(a)

Leisure time & entertainment (2.3%)

 Time Warner                    1,038,600          $66,989,700


 Media (3.8%)
 CBS                              842,240           31,057,600
 Clear Channel
   Communications                 280,400(b)        16,824,000
 Comcast Special Cl A             238,300           16,904,406
 Gannett                          589,886           37,457,761
 New York Times Cl A              280,800            8,704,800
 Total                                             110,948,567

Multi-industry conglomerates (5.4%)
 General Electric                 982,700           98,577,094
 Tyco Intl                        561,472(c)        41,794,572
 Xerox                            301,200           16,622,475
 Total                                             156,994,141

 Restaurants & lodging (1.0%)
 Marriott Intl Cl A               842,000           30,312,000


 Retail (13.1%)
 Costco Companies                 463,100(b)        37,192,719
 CVS                              631,700           33,480,100
 Dayton Hudson                    856,000           53,553,500
 Home Depot                       828,200           49,433,188
 Kroger                           350,600(b)        22,679,438
 Safeway                        1,263,700(b)        72,978,674
 TJX Companies                    238,000            6,797,875
 Wal-Mart Stores                1,193,300          103,071,287
 Total                                             379,186,781

 Transportation (0.2%)

 Kansas City Southern Inds        155,000           $7,246,250


 Utilities -- electric (1.2%)
 CMS Energy                       476,900           19,731,737
 Duke Energy                      280,900           15,976,188
Total                                               35,707,925


 Utilities -- gas (0.8%)
 El Paso Energy                   655,600           23,888,425


 Utilities -- telephone (6.1%)
 AirTouch Communications          281,000(b)        25,588,563
 BellSouth                      1,384,300           64,023,875
 MCI WorldCom                     702,000(b)        57,915,000
 U S WEST Communications
   Group                          601,600           32,072,800
 Total                                             179,600,238



 Total common stocks
 (Cost: $1,876,482,469)                         $2,747,163,195


 Options purchased (--%)

Issuer                      Shares    Exercise     Expiration        Value(a)
                                         price           date

Put

 America Online            180,000         $75     April 1999       $596,250

 Total options purchased
 (Cost: $1,348,353)                                                 $596,250



See accompanying notes to investments in securities.

Short-term securities (6.4%)

Issuer    Annualized                   Amount             Value(a)
       yield on date               payable at
         of purchase                 maturity

 U.S. government agencies (1.5%)
 Federal Home Loan Mtge Corp Disc Nts
   03-09-99   4.74%                $7,800,000           $7,789,752
   03-11-99   4.79                 20,700,000           20,667,155
   03-24-99   4.77                 15,000,000           14,950,417
 Total                                                  43,407,324


 Commercial paper (4.9%)
 AT&T
   03-30-99   4.85                  2,000,000            1,991,682
 CAFCO
   03-18-99   4.85                  1,600,000(d)         1,595,921
 Cargill Global
   03-01-99   4.86                  4,300,000(d)         4,298,839
 Ciesco LP
   03-09-99   4.82                  4,900,000(d)         4,893,467
   03-19-99   4.89                  2,200,000(d)         2,193,523
   04-09-99   4.85                  4,600,000            4,574,696
 Clorox
   03-04-99   4.82                  5,800,000            5,796,133
 Dresdner US Finance
   03-01-99   4.86                  4,500,000            4,498,787
   03-02-99   4.85                  5,400,000            5,397,817
 Fleet Funding
   04-07-99   4.87                  8,100,000(d)         8,057,441
 GTE Funding
   03-10-99   4.83                  5,000,000            4,992,636
   03-23-99   4.85                  6,700,000            6,678,426
 Household Finance
   03-09-99   4.84                  4,200,000            4,194,377
 Kredietbank North America Finance
   04-27-99   4.86                  8,000,000            7,934,018

 Natl Australia Funding (Delaware)
   03-16-99   4.85%               $11,400,000          $11,373,999
 NBD Bank Canada
   03-03-99   4.86                  6,000,000            5,996,767
 Paccar Financial
   03-23-99   4.83                  6,100,000            6,080,399
 Pacific Gas & Electric
   03-19-99   4.85                  6,300,000            6,283,095
 Pacific Life Insurance
   03-12-99   4.83                  3,600,000            3,593,734
 Preferred Receivables
   03-12-99   4.87                 10,600,000(d)        10,581,434
 Reed Elsevier
   03-22-99   4.83                  5,200,000(d)         5,183,987
 Salomon Smith Barney
   03-04-99   4.90                  5,100,000            5,096,550
   04-01-99   4.86                  5,900,000            5,873,824
   04-07-99   4.86                 10,000,000            9,947,567
 Sheffield Receivables
   03-23-99   4.86                  2,900,000(d)         2,890,662
 Variable Funding Capital
   04-05-99   4.88                  4,300,000(d)         4,278,522
 Total                                                 144,278,303

 Total short-term securities
 (Cost: $187,688,963)                                 $187,685,627

 Total investments in securities
 (Cost: $2,065,519,785)(f)                          $2,935,445,072


 Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing.

(c) Foreign security values are stated in U.S. dollars. As of Feb. 28, 1999, the value of foreign securities represented 2.99% of net assets.

(d) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(e) Security is partially or fully on loan. See Note 5 to the financial statements.

(f) At Feb. 28, 1999, the cost of securities for federal income tax purpose was approximately $2,065,520,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation.....................................$882,702,000
Unrealized depreciation......................................(12,777,000)
Net unrealized appreciation.................................$869,925,000

Retirement Annuity Mutual Funds
Income Advantage Fund
Feb. 28, 1999 (Unaudited)

                                                 (Percentages represent
                                                   value of investments
                                                 compared to net assets)

Bonds (82.1%)
Issuer                             Coupon         Principal          Value(a)
                                     rate            amount

Government obligations (0.1%)

 Govt of Russia
   (Russian Ruble)
      12-15-20                       6.63%       1,550,000(b,c)      $110,438
   (U.S. Dollar)
      12-29-49                       6.63           33,677(c)           3,452
 Republic of Korea
   (U.S. Dollar)
      04-15-08                       8.88          250,000(c)         264,261
 Total                                                                378,151


 Aerospace & defense (1.2%)

 BE Aerospace
   Sr Sub Nts
      11-01-08                       9.50        1,000,000          1,062,500
 Compass Aerospace
   Sr Sub Nts
      04-15-05                      10.13        2,300,000(e)       2,236,750
 L-3 Communications
   Sr Sub Nts Series B
      05-01-07                      10.38        1,060,000          1,168,650
 Sequa
      10-15-99                       9.63        2,500,000          2,553,125
 Total                                                              7,021,025

 Automotive & related (2.1%)
 EV Intl
   Company Guaranty Series A
      03-15-07                      11.00        2,500,000          2,243,750
 Hayes Lemmerz Intl
   Company Guaranty Series B
      07-15-07                       9.13        2,000,000          2,115,000
 MSX Intl
   Company Guaranty
      01-15-08                      11.38        1,725,000          1,712,063
 Oxford Automotive
   Company Guaranty
      06-15-07                      10.13        4,250,000          4,398,750
 Penda
   Sr Nts Series B
      03-01-04                      10.75        1,200,000          1,227,000
 Venture Holdings Trust
   Sr Nts Series B
      07-01-05                       9.50        1,000,000          1,005,000
 Total                                                             12,701,563


 Banks and savings & loans (0.1%)
 CEI Citicorp Holdings
   (Argentine Peso)
      02-14-07                      11.25          500,000(c,e)       361,250

 Wilshire Financial Services
      01-01-04                      13.00        2,300,000(b)         368,000
   Series B
      08-15-04                      13.00          450,000(b)          72,000
 Total                                                                801,250

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


                                              (Percentages represent
                                                value of investments
                                              compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

Beverages & tobacco (0.4%)
 Canandaigua Brands
   Company Guaranty
      03-01-09                         8.50%      $2,500,000       $2,518,750


 Building materials & construction (0.5%)
 Formica
   Sr Sub Nts
      03-01-09                        10.88        2,875,000(e)     2,857,031


 Chemicals (0.5%)

 Allied Waste North America
   Sr Nts
      01-01-09                         7.88        2,825,000(e)     2,860,313


 Commercial finance (0.5%)
 Advance Holding
   Zero Coupon Series B
      04-15-03                        12.33        1,900,000(g)     1,163,750
 Netia Holdings
   (U.S. Dollar) Company Guaranty Series B
      11-01-07                        10.25        1,725,000(c)     1,625,813
 Total                                                              2,789,563


 Communications equipment & services (12.6%)
 21st Century Telecom Group
   Zero Coupon Sr Disc Nts
      02-15-03                        12.25        1,500,000(g)       525,000
 Allegiance Telecom
   Zero Coupon Sr Disc Nts Series B
      02-15-03                        12.06        4,950,000(g)     2,846,250
 AMSC Acquisition
   Company Guaranty Series B
      04-01-08                        12.25        1,500,000          735,000
 Bestel
   (U.S. Dollar) Zero Coupon
      05-15-01                        12.75        2,850,000(c,g)   1,681,500
 Birch Telecom
      06-15-08                        14.00        2,000,000(e)     1,835,000
 Caprock Communications
   Sr Nts Series B
      07-15-08                        12.00        3,000,000        3,075,000
 Comcast Cellular Holdings
   Sr Nts Series B
      05-01-07                         9.50        2,500,000        2,853,125
 Crown Castle Intl
   Zero Coupon Sr Disc Nts
      11-15-02                        10.01        2,250,000(g)     1,650,938
 CTI Holdings
   (U.S. Dollar) Zero Coupon Sr Nts

      04-15-03                        11.50          950,000(c,g)     418,000

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

Dobson/Sygnet Communications
   Sr Nts
      12-15-08                        12.25%      $4,000,000(e)    $4,369,999
 EchoStar DBS
   Sr Nts
      02-01-09                         9.38        8,200,001(e)     8,261,500
 Esprit Telecom Group
   (U.S. Dollar) Sr Nts
      12-15-07                        11.50        1,250,000(c)     1,325,000
      06-15-08                        10.88        2,000,000(c)     2,080,000
 GST Equipment Funding
   Sr Nts
      05-01-07                        13.25          750,000          757,500
 GST Telecom/GST Network Funding
   Zero Coupon Sr Disc Nts
      05-01-03                        10.50        3,000,000(e,g)   1,410,000
 GST Telecommunications
   Sr Sub Nts
      11-15-07                        12.75          750,000          690,938
 Iridium LLC/Capital
   Company Guaranty Series A
      07-15-05                        13.00        1,000,000          820,000
   Company Guaranty Series C
      07-15-05                        11.25          510,000          387,600
   Company Guaranty Series D
      07-15-05                        10.88        2,800,000        2,100,000
 Jordan Telecommunications Products
   Sr Nts Series B
      08-01-07                         9.88        3,700,000        3,616,750
   Zero Coupon Sr Disc Nts Series B
      08-01-00                         9.19        3,250,000(g)     2,632,500
 KMC Telecom Holdings
   Zero Coupon Sr Disc Nts
      02-15-03                        12.68        1,500,000(g)       795,000
 Level 3 Communications
   Sr Nts
      05-01-08                         9.13          375,000          365,625
 MJD Communications
   Sr Sub Nts Series B
      05-01-08                         9.50          600,000          606,000
 Nextel Communications
   Sr Disc Nts
      01-15-04                        10.13        2,500,000        2,537,500
      08-15-04                         9.75          500,000          508,750
 Northeast Optic Network
   Sr Nts
      08-15-08                        12.75        2,000,000        2,045,000
 NTL
   Sr Nts Series B
      02-15-07                        10.00        2,000,000(e)     2,135,000
   Zero Coupon Sr Nts Series B
      02-01-01                         8.94        5,000,000(g)     4,350,000
 Pathnet
   Sr Nts
      04-15-08                        12.25        1,400,000          812,000

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


                                                (Percentages represent
                                                  value of investments
                                                compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

Phone Tel Technologies
   Sr Nts
      12-15-06                        12.00%      $2,130,000(b)      $958,500
 Price Comm Cellular Holdings
   Sr Nts
      08-15-08                        11.25        2,500,000        2,362,500
 RCN
   Zero Coupon Sr Disc Nts Series B
      02-15-03                         9.80          700,000(g)       378,000
 Satelites Mexicanos
   (U.S. Dollar) Sr Nts Series B
      11-01-04                        10.13        2,000,000(c)     1,600,000
 Talton Holdings
   Company Guaranty Sr Nts Series B
      06-30-07                        11.00          750,000          681,563
 Telehub Communications
   Zero Coupon Company Guaranty
      07-31-01                        13.88        3,000,000(g)     1,826,250
 Triton Communications
   Zero Coupon Company Guaranty
      05-01-03                        10.86        4,000,000(g)     2,270,000
 Unisite
   Zero Coupon Sub Nts
      12-15-00                        13.00        1,000,000(d,g)   1,160,900
 Versatel Telecom
   (U.S. Dollar) Sr Nts
      05-15-08                        13.25        1,400,000(c,e)   1,489,250
      05-15-08                        13.25        2,700,000(c)     2,767,500
 Vialog
   Company Guaranty
      11-15-01                        12.75        3,720,000        3,124,800
 Total                                                             76,845,738


 Computers & office equipment (2.0%)
 Anacomp
   Sr Sub Nts Series B
      04-01-04                        10.88        1,500,000        1,563,750
 Concentric Network
   Sr Nts
      12-15-07                        12.75          600,000          650,250
 Cooperative Computing
   Sr Sub Nts
      02-01-08                         9.00        2,250,000        1,971,563
 Decisionone Holdings
   Zero Coupon
      08-01-02                         9.88        1,425,000(b,g)      42,750
 Globix
   Sr Nts

      05-01-05                        13.00        2,050,000        1,824,500
 PSINet
   Sr Nts
      11-01-08                        11.50        1,500,000(e)     1,680,000
   Sr Nts Series B
      02-15-05                        10.00        1,700,000        1,768,000

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

 Verio
   Sr Nts
      04-01-05                        10.38%        $500,000         $516,250
      12-01-08                        11.25        2,250,000(e)     2,430,000
 Total                                                             12,447,063

 Consumer finance -- personal loans (0.4%)
 Crown Paper
   Sr Sub Nts
      09-01-05                        11.00        3,000,000        2,355,000


 Electronics (0.4%)
 Hyundai Semiconductor
   (U.S. Dollar) Sr Nts
      05-15-07                         8.63        1,500,000(c,e)   1,318,373
 Metromedia Fiber Network
   Sr Nts
      11-15-08                        10.00        1,250,000(e)     1,312,500
 Total                                                              2,630,873



 Energy (5.5%)
 Belco Oil & Gas
   Sr Sub Nts Series B
      09-15-07                         8.88        2,000,000        1,860,000
 Canadian Forest Oil
   (U.S. Dollar) Company Guaranty
      09-15-07                         8.75        1,900,000(c)     1,691,000
 Clark R&M
   Sr Sub Nts
      11-15-07                         8.88        1,400,000        1,162,000
 Costilla Energy
   Sr Nts
      10-01-06                        10.25        2,250,000        1,462,500
 Energy Corp of America
   Sr Sub Nts Series A
      05-15-07                         9.50        1,500,000        1,378,125
 Forcenergy
   Sr Sub Nts
      11-01-06                         9.50          500,000          180,000
   Sr Sub Nts Series B
      02-15-07                         8.50          750,000          275,625
 Forest Oil
   Company Guaranty
      01-15-06                        10.50          600,000          591,000
 Houston Exploration
   Sr Sub Nts Series B
      01-01-08                         8.63        1,450,000        1,435,500
 HS Resources
   Company Guaranty
      11-15-06                         9.25        1,000,000          948,750
   Sr Sub Nts
      12-01-03                         9.88        1,400,000        1,391,250
   Sr Sub Nts Series B
      11-15-06                         9.25        2,000,000        1,897,500

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund



                                                (Percentages represent
                                                  value of investments
                                                compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal           Value(a)
                                    rate              amount

 Hurricane Hydrocarbons
   (U.S. Dollar) Sr Nts
      11-01-04                        11.75%      $2,250,000(c,e)   $1,125,000
 Lodestar Holdings
   Company Guaranty
      05-15-05                        11.50        4,650,000         3,917,625
 Michael Petroleum
   Sr Nts Series B
      04-01-05                        11.50          500,000           361,875
 Nuevo Energy
   Company Guaranty Series B
      06-01-08                         8.88        3,000,000         2,730,000
 Ocean Energy
   Company Guaranty Series B
      07-01-08                         8.38        2,250,000         2,115,000
 Panda Global Energy
   (U.S. Dollar) Company Guaranty

      04-15-04                        12.50        4,245,000(c,e)    1,825,350
 Rayovac
   Sr Sub Nts Series B
      11-01-06                        10.25        2,412,000         2,632,095
 Roil
   (U.S. Dollar)
      12-05-02                        12.78        1,740,000(c,e)      313,200
 Tesoro Petroleum
   Company Guaranty Series B
      07-01-08                         9.00        2,150,000         2,098,938
 Transamerica Energy
      06-15-02                        11.50        2,200,000           660,000
   Zero Coupon
      06-15-99                        17.13        2,400,000(g)        720,000
 XCL
      05-01-04                        13.50        1,000,000(e)        700,000
 Total                                                              33,472,333


 Energy equipment & services (1.0%)
 Dailey Intl
   Company Guaranty Series B
      02-15-08                         9.50        1,000,000           501,250
 DI Inds
   Sr Nts
      07-01-07                         8.88        1,000,000           740,000
 Grant Geophysical
   Company Guaranty Series B
      02-15-08                         9.75        1,225,000           800,844
 Grey Wolf
   Company Guaranty Series C
      07-01-07                         8.88          250,000           185,313
 Northern Offshore ASA
   (U.S. Dollar) Company Guaranty
      05-15-05                        10.00        3,400,000(c,e)    1,325,999
 Plains Resources
   Company Guaranty Series D
      03-15-06                        10.25        1,000,000         1,012,500

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

Seven Seas Petroleum
   Sr Nts Series B
      05-15-05                        12.50%      $2,000,000       $1,300,000
 Total                                                              5,865,906


 Financial services (1.2%)
 Arcadia Financial
   Sr Nts
      03-15-07                        11.50        4,830,000        3,906,263
 Gemini Inds
      12-23-01                        13.50        1,500,000(d)     1,200,000
 Tjiwi Kimia Finance Mauritius
   (U.S. Dollar) Company Guaranty
      08-01-04                        10.00        3,000,000(c)     1,590,000
 Tri Polyta Finance BV
   (U.S. Dollar) Zero Coupon Company Guaranty
      12-01-03                        10.25        2,100,000(b,c,f)   714,000
 Total                                                              7,410,263

 Food (1.8%)
 Ameriserve Food Distributions
   Company Guaranty
      07-15-07                        10.13        1,300,000        1,109,875
 Aurora Foods
   Sr Sub Nts Series D
      02-15-07                         9.88        2,000,000        2,177,500
 Chiquita Brands Intl
   Sr Nts
      01-15-04                         9.63        1,000,000        1,032,500
 Daya Guna
   (U.S. Dollar) Company Guaranty
      06-01-07                        10.00        1,250,000(c,e)     787,898
 RAB Enterprises
   Sr Nts
      05-01-05                        10.50        2,400,000(e)     1,821,000
 Specialty Foods
   Sr Nts Series B
      08-15-01                        10.25        1,100,000          995,500
 Stroh Brewery

   Sr Sub Nts
      07-01-06                        11.10        3,261,000        2,767,774
 Total                                                             10,692,047

 Furniture & appliances (0.2%)
 Lifestyle Furnishings
   Company Guaranty
      08-01-06                        10.88        1,000,000        1,125,000


 Health care (0.9%)
 Alaris Medical Systems
   Company Guaranty
      12-01-06                         9.75        3,225,000        3,309,656
   Zero Coupon Sr Disc Nts
      08-01-03                        11.12        4,000,000(e,g)   2,420,000
 Total                                                              5,729,656

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


                                                 (Percentages represent
                                                   value of investments
                                                 compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

Health care services (2.6%)
 Abbey Healthcare Group
   Sr Sub Nts
      11-01-02                         9.50%      $5,750,000       $5,649,375
 Fountain View
   Company Guaranty Series B
      04-15-08                        11.25          950,000          833,625
 Magellan Health Services
   Sr Sub Nts
      02-15-08                         9.00        2,000,000        1,730,000
 Oxford Health Plans
   Sr Nts
      05-15-05                        11.00        1,775,000(e)     1,810,500
 Paracelsus Healthcare
   Sr Sub Nts
      08-15-06                        10.00        2,250,000        1,920,938
 Physician Sales & Service
   Company Guaranty
      10-01-07                         8.50        2,250,000        2,295,000
 Tenet Healthcare
   Sr Nts
      01-15-05                         8.00        1,500,000        1,512,987
 Total                                                             15,752,425

 Household products (0.3%)
 Revlon Worldwide
   Zero Coupon Sr Disc Nts Series B
      03-15-01                        10.59        1,000,000(f)       557,500
 Scotts
   Sr Sub Nts
      01-15-09                         8.63        1,050,000(e)     1,078,875
 Total                                                              1,636,375


 Industrial equipment & services (1.9%)
 Clark Materials Handling
   Sr Nts Series D
      11-15-06                        10.75        2,250,000        2,351,250
 Grove Holdings/Capital
   Zero Coupon

      05-01-03                        11.63        1,000,000(g)       335,000
 Grove Inds
      05-01-10                        14.50          725,387(e)       471,502
 HDA Parts System
   Sr Sub Nts with Rights
      08-01-05                        12.00        1,000,000(e)       942,500
 Motor & Gears
   Sr Nts Series D
      11-15-06                        10.75        4,250,000        4,361,562
 Park-Ohio Inds
   Sr Sub Nts
      12-01-07                         9.25        1,500,000(e)     1,552,500
 Thermadyne Holdings
   Zero Coupon
      06-01-03                        12.49        3,000,000(g)     1,350,000
 Total                                                             11,364,314

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

Insurance (0.6%)
 Americo Life
   Sr Sub Nts
      06-01-05                         9.25%      $2,000,000       $2,047,500
 Veritas Holdings
   (U.S. Dollar) Sr Nts
      12-15-03                         9.63        1,591,000(c)     1,587,023
 Total                                                              3,634,523


 Leisure time & entertainment (5.6%)

 Coast Hotels & Casino
   Company Guaranty Series B
      12-15-02                        13.00        1,900,000        2,234,875
 Hammons (JQ) Hotels
   1st Mtge
      02-15-04                         8.88        1,500,000        1,417,500
 HMH Properties
   Sr Nts Series C
      12-01-08                         8.45        2,000,000        1,985,000
 Hollywood Park
   Sr Sub Nts
      02-15-07                         9.25        3,000,000(e)     2,996,249
 Hollywood Theaters
   Company Guaranty
      08-01-07                        10.63        1,100,000          495,000
 Icon Health & Fitness
   Sr Sub Nts Series B
      07-15-02                        13.00        1,000,000(b)       700,000
 Isle of Capri Casinos/Capital
   1st Mtge Series B
      08-31-04                        13.00        2,750,000        2,994,063
 Lodgenet Entertainment
   Sr Nts
      12-15-06                        10.25        2,000,000        1,997,500
 Mohegan Tribal Gaming
   Sr Sub Nts
      01-01-09                         8.75        2,000,000(e)     2,042,500
 Premier Cruises
   Sr Nts
      03-15-08                        11.00        2,000,000(e)       690,000
 Premier Parks
   Sr Nts
      04-01-06                         9.25          800,000          862,000
 Regal Cinemas
   Sr Sub Nts
      06-01-08                         9.50        2,000,000(e)     2,000,000
      12-15-10                         8.88        3,000,000(e)     2,902,500
 Riviera Holdings
   Company Guaranty
      08-15-04                        10.00          950,000          834,813
 Trump Atlantic City Assn/Funding
   1st Mtge Company Guaranty
      05-01-06                        11.25        2,550,000        2,167,500

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


(Percentages represent
 value of investments
 compared to net assets)

 Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

 Trump Holdings & Funding

   Sr Nts
      06-15-05                        15.50%      $1,200,000       $1,197,000
 United Artists Theatres
   Series 1995A
      07-01-15                         9.30        1,652,839        1,490,167
   Sr Sub Nts Series B
      04-15-08                         9.75        2,000,000        1,800,000
 Venetian Casino/LV Sands
   Company Guaranty
      11-15-04                        12.25        1,525,000        1,576,469
      11-15-05                        10.00          600,000          576,000
 Waterford Gaming/LLC
   Sr Nts
      11-15-03                        12.75        1,230,000        1,383,750

 Total         34,342,886


 Media (11.1%)
 Ackerley Group
   Sr Sub Nts
      01-15-09                         9.00          575,000          598,000
 Adams Outdoor Advertising
   Sr Nts
      03-15-06                        10.75        1,500,000        1,636,875
 Adelphia Communications
   Sr Nts Series B
      02-01-08                         8.38        3,500,000        3,648,750
   Zero Coupon Sr Nts Pay-in-kind Series B
      02-15-04                         9.50           60,991(f,j)      63,049
 Australis Holdings
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      11-01-00                        12.80        2,260,000(b,c,g)    22,600
 Australis Media
   (U.S. Dollar)
      11-01-00                        14.00          267,062(c)       216,602
      05-15-03                        15.75           47,958(b,c)           5
   (U.S. Dollar) Zero Coupon
      05-15-03                        15.75        4,500,000(b,c,g)       450
 Benedek Communications
   Zero Coupon Sr Disc Nts
      05-15-01                        13.46        2,250,000(g)     1,648,125
 Big City Radio
   Zero Coupon Company Guaranty
      03-15-01                        11.25        2,000,000(g)     1,410,000
 Bresnan Communications
   Sr Nts
      02-01-09                         8.00          700,000(e)       708,750
 Capstar Broadcasting
   Zero Coupon Sr Disc Nts
      02-01-02                         7.49        1,000,000(e,g)     846,250
 CBS Radio
   Pay-in-kind Sub Deb
      01-15-09                        11.38        1,052,800(j)     1,221,248
 Central Euro Media
   (U.S. Dollar) Sr Nts
      08-15-04                         9.38        2,150,000(c)     1,741,500

See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

 Chancellor Media
   Sr Nts
      11-01-08                         8.00%      $5,600,000(e)    $5,935,999
   Sr Sub Nts
      10-01-04                         9.38        1,500,000        1,586,250
 Coaxial Communications/Phoenix
   Company Guaranty
      08-15-06                        10.00        2,500,000        2,637,500
 Emmis Communications
   Sr Sub Nts
      03-15-09                         8.13        1,075,000(e)     1,077,688
 Globo Communicacoes Participacoes
   (U.S. Dollar) Sr Nts

      12-05-08                        10.63        2,250,000(c,e)   1,248,750
 Golden Sky Systems
   Sr Sub Nts
      08-01-06                        12.38        3,000,000(e)     3,213,750
 Jacor Communications
   Company Guaranty
      12-15-06                         9.75        3,250,000        3,615,625
 Liberty Group Operating
   Company Guaranty
      02-01-08                         9.38          275,000          280,500
 MDC Communications
   (U.S. Dollar) Sr Sub Nts
      12-01-06                        10.50        3,000,000(c)     3,030,000
 OpTel
   Sr Nts Series B
      02-15-05                        13.00        2,250,000        2,292,188
 Outdoor Systems
   Company Guaranty
      06-15-07                         8.88        3,665,000        3,939,874
 Paxson Communications
   Sr Sub Nts
      10-01-02                        11.63        2,250,000        2,289,375
 Pegasus Media & Communications
   Series B
      07-01-05                        12.50        1,500,000        1,665,000
   Sr Nts Series B
      10-15-05                         9.63          750,000          776,250
 Price Communications Wireless
   Sr Nts
      12-15-06                         9.13        3,000,000(e)     3,150,000
   Sr Sub Nts
      07-15-07                        11.75        2,500,000        2,775,000
 Radio Unica
   Zero Coupon Company Guaranty
      08-01-02                        11.74        2,000,000(g)     1,102,500
 Regional Independent Medical
      07-01-08                        10.50        3,600,000(c)     3,726,000
 Sinclair Broadcast Group
   Sr Sub Nts
      12-15-07                         8.75          450,000          455,625
 Spanish Broadcasting System
      06-15-02                        12.50        1,000,000        1,105,000

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


                                                  (Percentages represent
                                                    value of investments
                                                  compared to net assets)

Bonds (continued)

Issuer                            Coupon         Principal             Value(a)
                                    rate            amount

Telemundo Holdings

   Zero Coupon Sr Disc Nts
      08-15-03                        11.50%    $4,000,000(e,g)     $2,320,000
 Telewest Communication
   (U.S. Dollar)
      10-01-06                         9.63      1,500,000(c)        1,605,000
   (U.S. Dollar) Sr Nts
      11-01-08                        11.25      2,000,000(c,e)      2,365,000
 Veninfotel
   (U.S. Dollar) Cv Pay-in-kind
      03-01-02                        10.00      1,050,000(c,d,j)    1,575,000
 Total                                                              67,530,078



 Metals (2.9%)
 AK Steel
   Sr Nts
      02-15-09                         7.88      3,500,000(e)        3,491,250
 Bar Technologies
   Company Guaranty
      04-01-01                        13.50      1,500,000(e)        1,582,500
 EnviroSource
   Sr Nts
      06-15-03                         9.75      3,000,000           2,602,500
 Great Lakes Acquisition
   Zero Coupon Series B
      05-15-03                        13.12      1,500,000(g)          840,000
 Great Lakes Carbon
   Company Guaranty Pay-in-kind Series B
      05-15-08                        10.25      2,125,000(j)        2,194,063
 Imexsa Export Trust
   (U.S. Dollar)
      05-31-03                        10.13        920,964(c,e)        833,472
 Maxxam Group Holdings
   Sr Nts Series B
      08-01-03                        12.00      1,000,000           1,013,750
 Neenah
   Sr Sub Nts
      05-01-07                        11.13        900,000             940,500
 NSM Steel
   Company Guaranty
      02-01-08                        12.25      1,200,000(b,e)        108,000
 Ormet
   Company Guaranty
      08-15-08                        11.00      3,500,000(e)        3,329,375
 Sheffield Steel
   1st Mtge Series B
      12-01-05                        11.50      1,000,000             930,000
 Total                                                              17,865,410

 Miscellaneous (6.5%)
 Advance Stores
   Company Guaranty Series B
      04-15-08                        10.25        800,000             820,000
 Advanced Glassfiber Yarn
   Sr Sub Nts
      01-15-09                         9.88      2,120,000(e)        2,146,500

See accompanying notes to investments in securities.

Issuer                               Coupon      Principal          Value(a)
                                       rate         amount

 Argo-Tech
   Company Guaranty
      10-01-07                         8.63%   $1,750,000        $1,645,000
   Sr Sub Nts
      10-01-07                         8.63     3,000,000         2,820,000
 Bistro Trust
   Sub Nts
      12-31-02                         9.50     1,000,000(e)        958,100
 Booth Creek Ski Holdings
   Sr Nts Series B
      03-15-07                        12.50       500,000           482,500
 Centaur Mining & Exploration
   (U.S. Dollar) Company Guaranty
      12-01-07                        11.00     1,500,000(c)      1,440,000
 Comforce Operating
   Sr Nts Series B
      12-01-07                        12.00       750,000           744,375
 Great Central Mines
   (U.S. Dollar) Sr Nts
      04-01-08                         8.88     1,750,000(c,e)    1,732,500
 ISG Resources
      04-15-08                        10.00     2,705,000         2,738,813
 Knology Holdings
   Zero Coupon Sr Disc Nts
      10-15-02                        12.46     1,500,000(g)        796,875
 Nextel Partners
   Zero Coupon Sr Disc Nts
      02-01-04                         6.78     9,600,000(e,g)    5,075,999
 Norcal Waste Systems
   Company Guaranty Series B
      11-15-05                        13.50     2,475,000         2,728,688
 NSM Steel
   Zero Coupon Company Guaranty
      02-01-06                        14.01     1,050,000(b,e,f)    210,000
 NTEX
   (U.S. Dollar) Sr Nts
      06-01-06                        11.50     1,400,000(c)      1,305,500
 Omnipoint Communications
   Sr Nts
      02-17-06                         8.53     1,877,147(e,h)    1,637,811
 Outsourcing Solutions
   Sr Sub Nts Series B
      11-01-06                        11.00     5,190,000         5,112,149
 Pierce Leahy Command
   Company Guaranty
      05-15-08                         8.13     3,625,000         3,634,063
 Purina Mills
   Sr Sub Nts
      03-15-10                         9.00       575,000           538,344
 SC Intl
      09-01-07                         9.25     1,700,000         1,721,250
 Stellex Inds
   Sr Sub Nts Series B
      11-01-07                         9.50     1,250,000         1,089,063
 Total                                                           39,377,530

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


                                                (Percentages represent
                                                  value of investments
                                                compared to net assets)

 Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

 Multi-industry conglomerates (0.6%)
 Communications & Power Inds
   Sr Sub Nts Series B
      08-01-05                        12.00%      $1,000,000       $1,057,500
 Jordan Inds
   Zero Coupon Sr Sub Debs Series B
      04-01-02                        11.75        1,608,386(g)       977,094
 Prime Succession
   Sr Sub Nts
      08-15-04                        10.75        2,560,000        1,843,200
 Total                                                              3,877,794

 Paper & packaging (3.9%)
 Bear Island LLC/Finance
   Sr Nts Series B
      12-01-07                        10.00        1,550,000        1,544,188
 Berry Plastics
   Sr Sub Nts
      04-15-04                        12.25          750,000(e)       787,500
 BPC Holding
   Sr Nts Pay-in-kind Series B
      06-15-06                        12.50        1,600,000(j)     1,688,000
 Doman Inds
   (U.S. Dollar)
      03-15-04                         8.75        1,500,000(c)     1,110,000
   (U.S. Dollar) Sr Nts Series B
      11-15-07                         9.25          350,000(c)       241,063
 Gaylord Container
   Sr Nts
      06-15-07                         9.75        1,300,000        1,241,500
      02-15-08                         9.88        4,500,000        3,689,999
 Graham Packaging/GPC Capital
   Zero Coupon Sr Disc Nts Series B
      01-15-03                        10.03        1,500,000(g)     1,050,000
 Grupo Industrial Durango
   (U.S. Dollar)
      08-01-03                        12.63        1,000,000(c)       880,000
 Repap New Brunswick
   (U.S. Dollar) Sr Nts
      06-01-04                         9.00          650,000(c)       611,000
      04-15-05                        10.63        3,750,000(c)     2,831,250
 Riverwood Intl
   Company Guaranty
      08-01-07                        10.63          500,000          513,125
   Company Guaranty Sr Nts
      04-01-06                        10.25        3,250,000        3,302,812
 Silgan Holdings
      06-01-09                         9.00          825,000          847,688
 Stone Container
   Sr Nts
      08-01-16                        12.58        2,000,000        2,077,500
 Stone Container Finance-Canada
   (U.S. Dollar) Company Guaranty
      08-15-06                        11.50        1,500,000(c,e)   1,511,250
 Total                                                             23,926,875


See accompanying notes to investments in securities.

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

 Restaurants & lodging (1.1%)
 American Restaurant Group
   Company Guaranty Series B
      02-15-03                        11.50%      $1,000,000         $895,000
 Domino's
   Sr Sub Nts
      01-15-09                        10.38        2,600,000(e)     2,684,500
 Prime Hospitality
   Sr Sub Nts Series B
      04-01-07                         9.75        2,750,000        2,853,125
 Total                                                              6,432,625

 Retail (2.6%)
 Amazon.com
   Zero Coupon Sr Disc Nts
      05-01-03                        10.00        2,900,000(g)     1,859,625
 Dairy Mart Convenience Stores
   Sr Sub Nts
      03-15-04                        10.25        2,850,000        2,682,563
 Meyer (Fred)
   Zero Coupon Sr Sub Debs Pay-in-kind
      06-15-07                        13.63                9(f,j)          10
 Maxim Group
   Company Guaranty Series B
      10-15-07                         9.25        1,500,000        1,496,250
 Musicland Group
   Company Guaranty Series B
      03-15-08                         9.88        2,500,000        2,587,500
 Pathmark Stores
   Sr Sub Nts
      05-01-03                         9.63        1,500,000        1,513,125
   Sub Nts
      06-15-02                        11.63        3,500,000        3,499,999
 Pueblo Xtra Intl
   Sr Nts
      08-01-03                         9.50          900,000          860,625
   Sr Nts Series C
      08-01-03                         9.50        1,000,000          956,250
 United Auto Group
   Sr Sub Nts Series A
      07-15-07                        11.00          750,000          604,688
 Total                                                             16,060,635

      Textiles & apparel (1.7%)
 Anvil Knitwear
   Sr Nts Series B
      03-15-07                        10.88        1,500,000          547,500
 Galey & Lord
   Company Guaranty
      03-01-08                         9.13        1,000,000          792,500
 GFSI
   Sr Sub Nts Series B
      03-01-07                         9.63        4,000,000(e)     3,750,000
 GFSI Holdings
   Zero Coupon Sr Disc Nts Series B
      09-15-04                        10.77        2,700,000(g)     2,251,125

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund



                                               (Percentages represent
                                                 value of investments
                                               compared to net assets)

 Bonds (continued)

Issuer                            Coupon           Principal           Value(a)
                                    rate              amount

  Hosiery Corp of America
   Sr Sub Nts
      08-01-02                        13.75%      $1,000,000        $1,070,000
 Pillowtex
   Company Guaranty Sr Sub Nts Series B
      12-15-07                         9.00          500,000           514,375
 Polysindo Intl Finance
   (U.S. Dollar) Zero Coupon Company Guaranty
      06-15-06                         6.89        1,495,000(b,c,f)    388,700
 Steel Heddle Group
   Zero Coupon Series B
      06-01-03                        13.74        1,600,000(g)        386,000
 Steel Heddle Mfg
   Company Guaranty Series B
      06-01-08                        10.63        1,200,000           838,500
 Total                                                              10,538,700


 Transportation (1.6%)
 American Architectural
   Company Guaranty
      12-01-07                        11.75        1,000,000           798,750

 Autopistas Del Sol
   (U.S. Dollar) Sr Nts
      08-01-09                        10.25        1,500,000(c,e)    1,125,000
 Enterprises Shipholding
   (U.S. Dollar) Sr Nts
      05-01-08                         8.88        3,100,000(c)      2,445,119
 Global Ocean Carriers
   Sr Nts
      07-15-07                        10.25        2,500,000         1,137,500
 Greater Beijing
   (U.S. Dollar) Sr Nts
      06-15-04                         9.25          350,000(c)        199,500
      06-15-07                         9.50          500,000(c)        270,000
 Hermes Europe Rail
   (U.S. Dollar) Sr Nts
      01-15-09                        10.38        2,600,000(c,e)    2,749,500
 Trico Marine Services
   Company Guaranty Series G
      08-01-05                         8.50        1,000,000           810,000
 Total                                                               9,535,369


 Utilities -- electric (--%)
 Espirito Santo-Escelsa
   (U.S. Dollar)
      07-15-07                        10.00          330,000(c)        184,800


 Utilities -- gas (0.3%)
 Bellwether Exploration
   Sr Nts
      04-01-07                        10.88        1,000,000           971,250
 Empire Gas
   Sr Nts
      07-15-99                         7.00        1,000,000(h)        735,000
 Total                                                               1,706,250


See accompanying notes to investments in securities.

Issuer                            Coupon           Principal           Value(a)
                                    rate              amount

 Utilities -- telephone (7.4%)
 Allegiance Telecom
   Sr Nts
      05-15-08                        12.88%        $250,000          $266,875
 CCPR Services
   Company Guaranty
      02-01-07                        10.00        3,000,000         3,108,749
 Colt Telecommunications Group
   (U.S. Dollar) Zero Coupon
      12-15-01                         5.72        1,000,000(c,g)      850,000
 Geotek Communications
   Cv Sr Sub Nts
      02-15-01                        12.00          500,000(b)            625
 Grupo Iusacell
   (U.S. Dollar)
      07-15-04                        10.00          600,000(c)        546,000
 Hyperion Telecommunications
   Sr Nts Series B
      09-01-04                        12.25        2,000,000         2,130,000
   Zero Coupon Sr Disc Nts Series B
      04-15-01                        15.61          250,000(g)        195,000
 Intermedia Communications
   Sr Nts Series B
      11-01-07                         8.88        1,975,000         1,896,000
      06-01-08                         8.60          600,000(e)        568,500
   Zero Coupon Sr Disc Nts Series B
      07-15-02                         9.51        3,125,000(g)      2,171,875
 ITC Deltacom
   Sr Nts
      06-01-07                        11.00        1,528,000         1,680,800
      03-01-08                         8.88        1,600,000         1,600,000
      11-15-08                         9.75          500,000(e)        525,000
 McLeod USA
   Sr Nts
      03-15-08                         8.38        1,345,000         1,371,900
      02-15-09                         8.13        2,250,000(e)      2,233,125
 Metrocall
   Sr Sub Nts
      10-01-07                        10.38        1,750,000         1,701,875
 MetroNet Communications
   (U.S. Dollar) Sr Nts
      08-15-07                        12.00          750,000(c)        847,500
      11-01-08                        10.63        1,050,000(c,e)    1,178,625
   (U.S. Dollar) Zero Coupon Sr Disc Nts
      11-01-02                        10.74          800,000(c,g)      576,000
      06-15-03                         9.95        3,550,000(c,g)    2,449,500
 NEXTLINK Communications
   Sr Nts
      04-15-06                        12.50        1,000,000         1,092,500
      11-15-08                        10.75        1,250,000(e)      1,296,875
 Omnipoint Communications
   Sr Nts
      08-15-06                        11.63        2,750,000         2,189,688
 Paging Network
   Sr Sub Nts
      08-01-07                        10.13        2,000,000         1,740,000

See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


                                                   (Percentages represent
                                                     value of investments
                                                   compared to net assets)

Bonds (continued)

Issuer                            Coupon           Principal          Value(a)
                                    rate              amount

Philippine Long Distance Telephone
   (U.S. Dollar) Medium-term Nts Series E
      03-06-07                         7.85%      $1,500,000(c,e)  $1,281,716
 Poland Telecom
   (U.S. Dollar) Company Guaranty
      06-01-04                        14.00          100,000(c)        55,000
 Poland Telecom Finance
   (U.S. Dollar) Company Guaranty Series B
      12-01-07                        14.00        2,225,000(c)     1,980,250
 Primus Telecommunications Group
   Sr Nts
      08-01-04                        11.75        1,175,000        1,198,500
   Sr Nts Series B
      05-15-08                         9.88        2,500,000        2,350,000
 Pronet
   Sr Sub Nts
      06-15-05                        11.88        2,000,000        2,120,000
 RSL Communications
   (U.S. Dollar) Company Guaranty
      11-15-06                        12.25        1,225,000(c)     1,326,063
   (U.S. Dollar) Sr Nts
      11-15-08                        10.50        2,750,000(c,e)   2,825,624
 Total                                                             45,354,165

 Total bonds
 (Cost: $550,653,084)                                            $499,622,279

See accompanying notes to investments in securities.

 Common stocks (0.9%)
Issuer                          Shares              Value(a)

 Concentric Network              3,804(b)           $166,901
 Core Capital                   22,223(d)            315,567
 Global Tele Systems Group      10,900(b)            604,950
 ICO Global Communications       4,000             2,859,999
 Intermedia Communications      71,733(b)          1,300,161
 Nextel Communications Cl A      2,323(b)             69,835
 OpTel                           2,250(b,e)           45,000
 Wilshire Real Estate
   Investment Trust             30,000                95,625

 Total common stocks
 (Cost: $6,545,413)                               $5,458,038


 Preferred stocks & other (8.9%)
 Issuer                         Shares              Value(a)
 21st Century Telecom Group
   13.75% Pay-in-kind              443(i)           $287,950
   Warrants                        400                 8,000
 Allegiance Telecom
   Warrants                      4,950               188,100
 American Mobile Satellite
   Warrants                      1,500                 3,750
 American Restaurant Group
   12.00% Pay-in-kind Series B     528(i)            528,000
 Warrants                          500                     5

 APP Finance II Mauritius Cl B
   12.00%                        4,075(b,c)        1,915,250
 Australis Holdings
   Warrants                      1,760                    18
 Belco Oil & Gas
   6.50% Cv                     40,000               632,500
 Bell Technology
   Warrants                      2,050               102,500
 Bestel
   Warrants                      2,850                28,500
 Capstar Broadcasting
   12.00% Pay-in-kind
     Exchangeable               10,600(i)          1,261,400
 Capstar Communications
   12.63% Pay-in-kind
     Series E                   10,055(i)          1,224,196
 Century Maintenance
   13.25% Pay-in-kind           21,273(e,i)        2,217,710
 Chesapeake Energy
   7.00% Cv                     10,000                90,000
 Clark Materials Handling
   13.00%                        1,597             1,612,970
 Communications & Power Inds
   14.00% Pay-in-kind
     Series B                   29,691(i)          3,236,319
 Concentric Network
   13.50% Pay-in-kind
     Series B                    2,663(i)          2,556,480
 Core Capital
   10.00% Cv Series A/I         22,223(d)            519,352

  Crown Castle Intl
   12.75% Pay-in-kind            3,000(e,i)       $3,344,999
 CSC Holdings
   11.13% Pay-in-kind
     Series M                   44,081(i)          5,157,478
 Fairfield Mfg
   11.25% Pay-in-kind            1,300(i)          1,260,999
 Geotek Communications
   Warrants                     40,000(k)                 --
 Hyperion Telecommunications
   12.88% Pay-in-kind
     Series B                      566(i)            500,910
 Intermedia Communications
   7.00% Cv Series F            60,000               982,500
   13.50% Pay-in-kind
     Series B                    2,437(i)          2,607,590
 Iridium World Communications
   Warrants                      1,700               119,000
 IXC Communications
   12.50% Pay-in-kind
     Series B                      599(i)            648,418
 Jitney-Jungle Stores of America Cl A
   15.00%                       20,000             2,787,500
 Kelley Oil & Gas
   2.63% Cv                     36,375               131,859
 KMC Telecom Holdings
   Warrants                      1,500                 3,750
 Knology Holdings
   Warrants                      1,500                 4,125
 Lady Luck Gaming
   Pay-in-kind                  15,000(d,i)          525,000
 Liberty Group Publishing
   14.75% Cv                    83,593             2,089,825
 MetroNet Communications
   Warrants                        750                54,489
 Nakornthai Strip Mill
   Warrants                    759,711(c)                  1
 Nebco Evans Holdings
   11.25% Pay-in-kind           22,089(i)            883,560
 Nextel Communications
   11.13% Pay-in-kind
     Series E                    1,086(i)          1,020,840
 NTL
   13.00% Pay-in-kind
     Series B                    3,606(e,i)        4,110,840
 Pathnet
   Warrants                      1,400                14,000
 Paxson Communications
   12.50% Pay-in-kind
     Exchangeable               25,660(i)          2,347,890
 Pegasus Communications
   12.75% Pay-in-kind            7,450(i)            836,263
   12.75% Pay-in-kind Series A     129(i)            140,610
 Poland Telecom
   Warrants                      2,325                89,001

 See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


                                               (Percentages represent
                                                 value of investments
                                               compared to net assets)

Preferred stocks & other (continued)

Issuer                       Shares            Value(a)

Price Communications
   Warrants                   4,472           $221,364
 Primus Telecommunications
   Warrants                   1,175             14,688
 RSL Communications
   Warrants                   1,250            125,000
 SGW Holding
   12.50% Pay-in-kind
     Series B                11,633(d,i)       197,761
   Cv Series A                9,677(d)          99,996
   Warrants                     250(d)          79,125
 Sinclair Capital
   11.63%                    20,000          2,235,000
 Telehub Communications
   Warrants                   3,000             30,000
 Unifi Communications
   Warrants                   1,000                 10

 Unisite
   Warrants                     500(d,k)           $--
 Unisite Cl C
   Warrants                     540(d)         276,215
 Versatel
   Warrants                   4,100            164,000
 Vialog
   Warrants                   3,720            186,000
 Warren (SD)
   14.00% Series B           87,000          4,437,000


 Total preferred stocks & other
 (Cost: $57,416,624)                       $54,140,606



See accompanying notes to investments in securities.

Short-term securities (6.8%)

Issuer                             Annualized          Amount       Value(a)
                                yield on date      payable at
                                  of purchase        maturity


 U.S. government agency (5.4%)

 Federal Home Loan Mtge Corp Disc Nts
   03-11-99                               4.79%    $8,200,000     $8,186,989
   03-12-99                               4.77      5,400,000      5,390,757
   03-23-99                               4.79      5,300,000      5,283,111
   03-25-99                               4.77      8,700,000      8,670,153
   03-26-99                               4.77      4,900,000      4,882,544
 Total                                                            32,413,554


 Commercial paper (1.4%)
 Alcoa
   04-12-99                               4.88      1,100,000      1,093,466
 CAFCO
   03-18-99                               4.85      1,500,000(l)   1,496,176
 Falcon Asset
   03-18-99                               4.87      2,000,000(l)   1,994,881
 GTE Funding
   03-02-99                               4.83      2,600,000      2,598,956
 Novartis Finance
   03-17-99                               4.83      1,800,000(l)   1,795,662
 Total                                                             8,979,141


 Total short-term securities
 (Cost: $41,392,695)                                             $41,392,695

Total investments in securities
 (Cost: $656,007,816)(m)                                        $600,613,618


See accompanying notes to investments in securities.

Investments in securities

Retirement Annuity Mutual Funds
Income Advantage Fund


Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Feb. 28, 1999, the value of foreign securities represented 12.69% of net assets.

(d) Identifies issues considered to be illiquid as to their  marketability  (see
Note 1 to the financial statements). Information concerning such security holdings at Feb. 28, 1999, is as follows:

Security                                         Acquisition             Cost

                                                       dates
Core Capital
   Common                                           10-30-97         $444,460
   Preferred 10.00% Cv Series A/I                   10-30-97          555,575
Gemini Inds
   13.50% 2001                                      12-23-96        1,500,000
Lady Luck Gaming
   Preferred Pay-in-kind                            11-19-98          525,000
SGW Holding
   Preferred 12.50% Pay-in-kind Series B   08-12-97 thru 10-15-98     199,004
   Preferred Cv Series A                            08-12-97          100,002
   Warrants                                         08-12-97           78,900
Unisite
   Warrants                                         12-17-97               --
   Zero Coupon Sub Nts 13.00% 2000                  12-18-97        1,000,000
Unisite Cl C
   Warrants                                         12-17-97          250,090
Veninfotel
   (U.S. Dollar) Cv Pay-in-kind 10.00% 200203-05-97 thru 09-01-98   1,050,000

(e)  Represents  a  security  sold  under  Rule  144A,   which  is  exempt  from
registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(f) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(g) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(h) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Feb. 28, 1999.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Pay-in-kind securities are securities in which the issuer has the option to make interest or dividend payments in cash or in additional securities. The securities issued as interest or dividends usually have the same terms, including maturity date, as the pay-in-kind securities.


(k) Negligible market value.

(l) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(m) At Feb. 28, 1999, the cost of securities for federal income tax purposes was approximately $655,050,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation......................................$14,057,000
Unrealized depreciation......................................(68,493,000)
Net unrealized depreciation.................................$(54,436,000)

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                                  U.S. POSTAGE
                                      PAID
                                  Permit No. 85
                                   Spencer, IA



Retirement Annuity Mutual Funds
IDS Tower 10
Minneapolis, MN 55440-0010








                                                  .........S-6462 P (4/99)